UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-CSR CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02688

Name of Fund: BlackRock Municipal Bond Fund, Inc.
BlackRock High Yield Municipal Fund
BlackRock Municipal Insured Fund
BlackRock National Municipal Fund
BlackRock Short-Term Municipal Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock
Municipal Bond Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing
address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2008

Date of reporting period: 07/01/2007 – 06/30/2008

Item 1 – Report to Stockholders

EQUITIES FIXED INCOME REAL ESTATE LIQUIDITY ALTERNATIVES BLACKROCK SOLUTIONS

BlackRock Municipal Bond

Fund, Inc.

ANNUAL REPORT | JUNE 30, 2008

BlackRock Short-Term Municipal Fund

BlackRock Municipal Insured Fund

BlackRock National Municipal Fund

BlackRock High Yield Municipal Fund

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

2 BLACKROCK MUNICIPAL BOND FUND, INC.

JUNE 30, 2008

A Letter to Shareholders

Dear Shareholder

Throughout the past year, investors were overwhelmed by lingering credit and financial market troubles, surging oil prices and more recently, renewed inflation concerns. Healthy nonfinancial corporate profits and robust exporting activity remained among the few bright spots, helping the economy to grow at a modest, but still positive, pace.

The Federal Reserve Board (the “Fed”) has been aggressive in its attempts to stoke economic growth and ease financial market instability. In addition to slashing the target federal funds rate 325 basis points (3.25%) between

September 2007 and April 2008, the central bank introduced the new Term Securities Lending Facility, granted broker-

dealers access to the discount window and used its own balance sheet to help negotiate the sale of Bear Stearns.

As widely anticipated, the end of the period saw a pause in Fed action, as the central bank held the target rate steady at 2.0% amid rising inflationary pressures.

As the Fed’s bold response to the financial crisis helped ease credit turmoil and investor anxiety, U.S. equity markets sank sharply over the last six months, notwithstanding a brief rally in the spring. International markets were not immune to the tumult, with most regions also registering declines.

Treasury securities also traded in a volatile fashion, but generally rallied (yields fell as prices correspondingly rose), with investors continuing to seek safety as part of a broader flight to quality. The yield on 10-year Treasury issues, which fell to 3.34% in March 2008, climbed up to the 4.20% range in mid-June as investors temporarily shifted out of Treasury issues in favor of riskier assets (such as stocks and other high-quality fixed income sectors), then reversed course and declined to 3.99% by period-end when credit fears re-emerged.

Tax-exempt issues eked out gains for the reporting period, but underperformed their taxable counterparts, as the group continued to be pressured by problems among municipal bond insurers and the breakdown in the market for auction rate securities.

The major benchmark indexes generated results that largely reflected heightened investor risk aversion:

Total Returns as of June 30, 2008 6-month 12-month

U.S. equities (S&P 500 Index)	(11.91)%	(13.12)%

Small cap U.S. equities (Russell 2000 Index)	(9.37)%	(16.19)%

International equities (MSCI Europe, Australasia, Far East Index)	(10.96)%	(10.61)%

Fixed income (Lehman Brothers U.S. Aggregate Index)	1.13%	7.12%

Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)	0.02%	3.23%

High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Capped Index)	(1.08)%	(1.74)%

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

As you navigate today’s volatile markets, we encourage you to review your investment goals with your financial profes-

sional and to make portfolio changes, as needed. For more up-to-date commentary on the economy and financial markets, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.

THIS PAGE NOT PART OF YOUR FUND REPORT

3

Fund Summary as of June 30, 2008 BlackRock Short-Term Municipal Fund

Portfolio Management Commentary

How did the Fund perform?
•The Fund outperformed both the broad-market Lehman Brothers
Municipal Bond Index and its Lipper Short Municipal Debt Funds cate-
gory average for the 12-month period. Fund returns trailed that of the
Lehman Brothers 3-Year General Obligation Bond Index.

What factors influenced performance?
•U.S.Treasury yields generally declined (while prices correspondingly rose) during the period in response to weaker U.S. economic growth and declining equity valuations. The Federal Reserve Board (Fed) cut short-
term interest rates from 5.25% to 2.0% between September 2007 and
April 2008. The municipal market underperformed U.S. Treasury issues, as credit downgrades of the monoline insurers and the failure of auction rate securities disrupted normal market function. Liquidity diminished as broker-dealers reduced activity to protect their fragile balance sheets.
The municipal market experienced its own “flight-to-quality,” with natural
AAA-rated and AA-rated municipal bonds generally performing much better than lower-rated and insured issues.

•The Fund’s conservative investment strategy and overweight in the front part of the yield curve were the main factors behind its relative outper-
formance. The Federal Reserve Board’s aggressive easing of monetary policy in light of the liquidity and credit crisis had the greatest positive impact on the front end of the yield curve, an area that the Fund was overweight. The flight to quality that ensued in the fixed income markets benefited this segment of the curve as well, further enhancing Fund returns. Also contributing positively was the outperformance of higher-
quality issues versus insured securities and lower-rated spread product.

The Fund’s average credit quality was maintained in the AA category as purchases were generally focused on prerefunded bonds and high-
quality general obligation bonds, both of which outperformed the broader market for most of the annual period.

•The unprecedented downgrades of AAA monoline insurance companies created significant turmoil in lower-rated issues, as well as monoline-
backed securities with lower underlying ratings. Although the Fund has some exposure to securities backed by monoline insurance, it is minimal and the underlying issues remain strong. Nevertheless, even a relatively small allocation in this area modestly detracted from performance during the year.

Describe recent portfolio activity.
•Cash reserves were drawn down to a minimum in the belief that cash would underperform issues with a maturity of one to two years during a period of Fed easing. Additionally, we continued to swap out of insured bonds and lower-quality issues in favor of prerefunded bonds and general obligation bonds.

Describe Fund positioning at period-end.
•At period-end, the Fund is positioned for a neutral Fed policy throughout the remainder of 2008, which should benefit performance as the curve may continue to steepen due to inflationary concerns. This would nega-
tively impact longer-dated issues, while shorter-term securities should continue to hold their value. The portfolio’s average credit quality of
AA also bodes well given the continued uncertainty in the economy and the impact on lower-quality issues.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Profile as of June 30, 2008

Percent of
Long Term
Investments

Other Revenue Bonds	39%
General Obligation & Tax Revenue Bonds	33
Prerefunded Bonds	28

4 BLACKROCK MUNICIPAL BOND FUND, INC. JUNE 30, 2008

BlackRock Short-Term Municipal Fund

Total Return Based on a $10,000 Investment

1 Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees.
2 The Fund invests primarily in investment grade municipal bonds (bonds rated Baa or better) with a maximum maturity not to exceed four years or in municipal notes.
3 This unmanaged Index consists of revenue bonds, prerefunded bonds, general obligation bonds and insured bonds, all of which mature within 30 years.
4 This unmanaged Index consists of state and local government obligation bonds that mature in three – four years, rated Baa or better.

Performance Summary for the Year Ended June 30, 2008

					Average Annual Total Returns[1]
			1 Year		5 Years		10 Years
	Standardized	6-Month	w/o sales	w/sales	w/o sales	w/sales	w/o sales	w/sales
	30-Day Yields	Total Returns	charge	charge	charge	charge	charge	charge
BlackRock	2.42%	1.60%	4.26%	—	2.22%	—	3.08%	—
Institutional	2.41	1.62	4.31	—	2.21	—	3.07	—
Investor A	2.09	1.49	4.15	1.03%	1.98	1.36%	2.82	2.51%
Investor A1	2.29	1.57	4.20	3.16	2.11	1.91	2.97	2.87
Investor B	2.06	1.44	3.94	2.94	1.85	1.85	2.70	2.70
Investor C	1.41	1.11	3.27	2.27	1.20	1.20	2.05	2.05
Lehman Brothers 3-Year
General Obligation
Bond Index	—	1.95	5.75	—	2.71	—	3.95	—
Lehman Brothers Municipal
Bond Index	—	0.02	3.23	—	3.52	—	4.90	—

[1] Assuming maximum sales charges. See “About Fund Performance” on pages 12–13 for a detailed description of share classes, including any related sales charges and fees.
Past performance is not indicative of future results.

BLACKROCK MUNICIPAL BOND FUND, INC. JUNE 30, 2008 5

Fund Summary as of June 30, 2008 BlackRock Municipal Insured Fund

Portfolio Management Commentary

How did the Fund perform?
•The Fund underperformed the broad-market Lehman Brothers Municipal
Bond Index for the 12-month period. The Fund’s Institutional shares out-
performed the Lipper Insured Municipal Debt Funds category average, while Investor A, Investor B, Investor C and Investor C1 shares trailed the
Lipper peers.

What factors influenced performance?
•U.S.Treasury yields generally declined (while prices correspondingly rose) during the period in response to weaker U.S. economic growth and declining equity valuations. The Federal Reserve Board cut short-term interest rates from 5.25% to 2.0% between September 2007 and April
2008. The municipal market underperformed U.S. Treasury issues, as credit downgrades of the monoline insurers and the failure of auction rate securities disrupted normal market function. Liquidity diminished as broker-dealers reduced activity to protect their fragile balance sheets.
The municipal market experienced its own “flight-to-quality,” with natural
AAA-rated and AA-rated municipal bonds generally performing much better than lower-rated and insured issues.

•Fund performance was negatively impacted by three factors. First, the
Fund was positioned with a more constructive view of the market during a period in which yields generally rose. The Fund’s overweight in the longer part of the yield curve further hampered results, as the curve steepened and short yields declined while long yields rose. Exposure to insured bonds with weaker underlying ratings, namely those rated A- or below, also proved detrimental amid the tumult in the municipal market and among insured bonds, in particular.

•On the positive side, our efforts to upgrade credit quality by purchasing favored insurers (such as Financial Security Assurance Inc.) aided per-
formance, as the spread between higher- and lower-rated securities widened. Our efforts to increase coupons and dampen duration exten-
sion also benefited Fund results.

Describe recent portfolio activity.
•The municipal market endured significant stress and volatility throughout the annual period in light of the transformation in the monoline insur-
ance industry. Three of the four largest bond insurers were downgraded from AAA status, and have since largely stopped writing new business.
This had far-reaching implications, as insured bonds accounted for nearly 50% of all municipal issuance as recently as last year. In response, working with our Municipal Research Group, we combed through the Fund’s holdings to identify sale candidates based on our underlying issuer rating and insurer profile. We focused on upgrading credit quality and increasing overall portfolio liquidity. Additionally, we worked to increase average coupon and dampen duration extension.

Describe Fund positioning at period-end.
•The Fund was positioned with a modestly constructive view of the market at period-end, with an overweight to the longer end of the yield curve. The municipal yield curve steepened significantly over the prior one-year period and we believe currently offers attractive value. Going forward, we will look to add premium-coupon bonds from high-quality insurers and issuers, and will focus primarily on the 25-year area of the curve.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Profile as of June 30, 2008

Percent of
Long Term
Investments

Other Revenue Bonds	70%
General Obligation & Tax Revenue Bonds	21
Prerefunded Bonds	9

6 BLACKROCK MUNICIPAL BOND FUND, INC. JUNE 30, 2008

BlackRock Municipal Insured Fund

Total Return Based on a $10,000 Investment

1 Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees.
2 The Fund invests primarily in long-term, investment grade municipal bonds (bonds rated Baa or better) covered by portfolio insurance guaranteeing the timely payment of principal at maturity and interest.
3 This unmanaged Index consists of revenue bonds, prerefunded bonds, general obligation bonds and insured bonds, all of which mature within 30 years.

Performance Summary for the Year Ended June 30, 2008

					Average Annual Total Returns[1]
			1 Year		5 Years		10 Years
	Standardized	6-Month	w/o sales	w/sales	w/o sales	w/sales	w/o sales	w/sales
	30-Day Yields	Total Returns	charge	charge	charge	charge	charge	charge
Institutional	4.20%	(0.93)%	1.37%	—	3.13%	—	4.40%	—
Investor A	3.77	(1.19)	0.96	(3.33)%	2.85	1.96%	4.13	3.68%
Investor B	3.45	(1.44)	0.45	(3.41)	2.33	1.99	3.61	3.61
Investor C	3.19	(1.55)	0.22	(0.74)	2.11	2.11	3.36	3.36
Investor C1	3.39	(1.46)	0.41	(0.55)	2.28	2.28	3.56	3.56
Lehman Brothers Municipal
Bond Index	—	0.02	3.23	—	3.52	—	4.90	—

[1] Assuming maximum sales charges. See “About Fund Performance” on pages 12–13 for a detailed description of share classes, including any related sales charges and fees.
Past performance is not indicative of future results.

BLACKROCK MUNICIPAL BOND FUND, INC. JUNE 30, 2008 7

Fund Summary as of June 30, 2008 BlackRock National Municipal Fund

Portfolio Management Commentary

How did the Fund perform?
•The Fund underperformed the broad-market Lehman Brothers Municipal
Bond Index and the Lipper General Municipal Debt Funds category average for the 12-month period.

What factors influenced performance?
•U.S.Treasury yields generally declined (while prices correspondingly rose) during the period in response to weaker U.S. economic growth and declining equity valuations. The Federal Reserve Board cut short-term interest rates from 5.25% to 2.0% between September 2007 and April
2008. The municipal market underperformed U.S. Treasury issues, as credit downgrades of the monoline insurers and the failure of auction rate securities disrupted normal market function. Liquidity diminished as broker-dealers reduced activity to protect their fragile balance sheets.
The municipal market experienced its own “flight-to-quality,” with natural
AAA-rated and AA-rated municipal bonds generally performing much better than lower-rated and insured issues.

•In general, any Fund exposure to alternative minimum tax (AMT) bonds, airline- and tobacco-backed securities and high yield credits detracted from performance over the one-year period, as these issues suffered amid substantial credit spread widening. Similarly, any Fund exposure to insured (monoline-backed) securities proved detrimental, as the entire sector underperformed following the credit rating downgrades of the major insurers. In addition, the Fund’s high cash reserve position hin-
dered performance during periods that witnessed improving bond prices, as it placed us in a less aggressive stance versus other funds in the
Lipper peer group.

•On the positive side, we continued to focus our efforts on delivering a steady, high level of income for shareholders, within a higher average credit profile. This was advantageous as it resulted in an above-average accrual rate and current yield for the Fund. Likewise, the Fund’s credit quality of AA was additive in a market of declining credit fundamentals and widening credit spreads. Lastly, the Fund’s high cash reserve posi-
tion was invested in higher-yielding cash equivalents due to dislocation in the money market fund arena, which also enhanced results.

Describe recent portfolio activity.
•During the annual period, we permitted the Fund’s cash reserves to accumulate to a historically high percentage as higher-yielding cash equivalents became available given the abovementioned dislocation in the money market sector. We also deleveraged some of the Fund’s inverse floating-rate positions.

Describe Fund positioning at period-end.
•The Fund ended the period with a continued low duration posture relative to its Lipper peers. The Fund maintains a high current income, despite its relatively high cash reserve, and a high average credit quality of AA-. We have ample cash and short-term securities (9% of total assets) to invest should better yielding securities become available, either from a growing new-issue calendar or a deteriorating secondary market. Market illiquidity favors the fund that has cash to spend as swaps and raising reserves remains difficult in the current environment.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Profile as of June 30, 2008

Percent of
Long Term
Investments

Other Revenue Bonds	72%
General Obligation & Tax Revenue Bonds	16
Prerefunded Bonds	12

8 BLACKROCK MUNICIPAL BOND FUND, INC. JUNE 30, 2008

BlackRock National Municipal Fund

Total Return Based on a $10,000 Investment

1 Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees.
2 The Fund invests primarily in long-term municipal bonds rated in any rating category or unrated.
3 This unmanaged Index consists of revenue bonds, prerefunded bonds, general obligation bonds and insured bonds, all of which mature within 30 years.

Performance Summary for the Year Ended June 30, 2008

					Average Annual Total Returns[1]
			1 Year		5 Years		10 Years
	Standardized	6-Month	w/o sales	w/sales	w/o sales	w/sales	w/o sales	w/sales
	30-Day Yields	Total Returns	charge	charge	charge	charge	charge	charge
Institutional	4.26%	(0.62)%	0.35%	—	3.80%	—	4.61%	—
Investor A	3.86	(0.73)	0.22	(4.04)%	3.57	2.68%	4.37	3.92%
Investor B	3.50	(0.99)	(0.30)	(4.14)	3.04	2.71	3.84	3.84
Investor C	3.22	(1.12)	(0.57)	(1.53)	2.77	2.77	3.57	3.57
Investor C1	3.46	(1.01)	(0.44)	(1.39)	2.98	2.98	3.78	3.78
Lehman Brothers Municipal
Bond Index	—	0.02	3.23	—	3.52	—	4.90	—

[1] Assuming maximum sales charges. See “About Fund Performance” on pages 12–13 for a detailed description of share classes, including any related sales charges and fees.
Past performance is not indicative of future results.

BLACKROCK MUNICIPAL BOND FUND, INC. JUNE 30, 2008 9

Fund Summary as of June 30, 2008 BlackRock High Yield Municipal Fund

Portfolio Management Commentary

How did the Fund perform?
•The Fund’s total return lagged both the broad-market and performance benchmarks and its comparable Lipper category average for the 12-
month period.

What factors influenced performance?
•U.S.Treasury yields generally declined (while prices correspondingly rose) during the period in response to weaker U.S. economic growth and declining equity valuations. The Federal Reserve Board cut short-term interest rates from 5.25% to 2.0% between September 2007 and April
2008. The municipal market underperformed U.S. Treasury issues, as credit downgrades of the monoline insurers and the failure of auction rate securities disrupted normal market function. Liquidity diminished as broker-dealers reduced activity to protect their fragile balance sheets.
The municipal market experienced its own “flight-to-quality,” with natural
AAA-rated and AA-rated municipal bonds generally performing much better than lower-rated and insured issues.

•As stated in our last report to shareholders, the Fund’s exposure at the lower end of the credit spectrum has suffered disproportionately due to a prevalence of discounted securities exhibiting relatively high duration profiles. The Fund’s yield curve exposure also proved detrimental. The municipal yield curve steepened significantly over the one-year period, which primarily benefited the short end. In contrast, high yield municipal issuance is heavily weighted at the long end of the maturity spectrum and, as a consequence, the Fund’s investments tend to be concentrated in this segment of the curve.

•On the positive side, performance was aided by an up-in-quality bias that has been maintained since the Fund’s inception. However, the bene-
ficial impact has been muted somewhat by the extent to which portfolio investments have been adversely affected by deteriorating credit metrics within the monoline insurance industry. Some modest additional benefit can be attributed to an underweight exposure to the airline sector, which has been subject to particularly acute stress amidst weak economic growth and rising energy prices.

Describe recent portfolio activity.
•Throughout the year, we continued to pursue opportunities to boost the
Fund’s distribution yield. While some progress was achieved, a dearth of fairly priced securities in the municipal high yield arena continued to thwart efforts to reduce cash balances. At times, we sought alternative methods that included the purchase of higher-yielding short-term vari-
able rate and auction rate instruments, as well as the use of a leveraged form of income enhancement known as tender option bond trusts. On a sector basis, recent investments were made in utilities, education and oil services, while exposures to long-term care and tobacco were either reduced or eliminated.

Describe Fund positioning at period-end.
•At period-end, the Fund was positioned somewhat lower than bench-
mark duration, largely as a result of a high cash balance. While our pref-
erence is to remain more fully invested, we are satisfied conserving cash for the investment opportunities that likely lie ahead.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Profile as of June 30, 2008

Percent of
Long Term
Investments

Other Revenue Bonds	91%
General Obligation & Tax Revenue Bonds	9

10 BLACKROCK MUNICIPAL BOND FUND, INC. JUNE 30, 2008

BlackRock High Yield Municipal Fund

Total Return Based on a $10,000 Investment

1 Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees.
2 The Fund invests primarily in municipal bonds rated in any rating category or in unrated municipal bonds.
3 This unmanaged Index consists of revenue bonds, prerefunded bonds, general obligation bonds and insured bonds, all of which mature within 30 years.
4 Commencement of Operations.

Performance Summary for the Year Ended June 30, 2008

				Average Annual Total Returns[1]
			1 Year		Since Inception[2]
	Standardized	6-Month	w/o sales	w/sales	w/o sales	w/sales
	30-Day Yields	Total Returns	charge	charge	charge	charge
Institutional	5.08%	(2.63)%	(8.38)%	—	(2.68)%	—
Investor A	4.64	(2.75)	(8.62)	(12.51)%	(2.98)	(5.16)%
Investor C	4.05	(3.12)	(9.40)	(10.27)	(3.62)	(3.62)
Lehman Brothers Municipal Bond Index	—	0.02	3.23	—	3.47	—

[1] Assuming maximum sales charges. See “About Fund Performance” on pages 12–13 for a detailed description of share classes, including any related sales charges and fees.
[2] The Portfolio commenced operations on 8/01/06.
Past performance is not indicative of future results.

BLACKROCK MUNICIPAL BOND FUND, INC. JUNE 30, 2008 11

About Fund Performance

For BlackRock Short-Term Municipal Fund

•BlackRock Shares are not subject to any sales charge. BlackRock
Shares bear no ongoing distribution or service fees and are available only to eligible investors. Prior to October 2, 2006, BlackRock Share performance results are those of the Institutional Shares (which have no distribution or service fees).

•Institutional Shares are not subject to any sales charge. Institutional
Shares bear no ongoing distribution or service fees and are available only to eligible investors.

•Investor A Shares incur a maximum initial sales charge (front-end load)
of 3% and a service fee of 0.25% per year (but no distribution fee).
Prior to October 2, 2006, Investor A Share performance results are those of the Institutional Shares (which have no distribution or service fees)
restated to reflect Investor A Share fees.

•Investor A1 Shares incur a maximum initial sales charge (front-end load)
of 1% and a service fee of 0.10% per year (but no distribution fee).

•Investor B Shares are subject to a maximum contingent deferred sales charge of 1% declining to 0% after three years. In addition, Investor B
Shares are subject to a distribution fee of 0.20% per year and a service fee of 0.15% per year. These shares automatically convert to Investor A1
Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.)

•Investor C Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. In addition, Investor C shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase. Prior to October 2, 2006, Investor C Share perform-
ance results are those of the Institutional Shares (which have no distri-
bution or service fees) restated to reflect Investor C Share fees.

For BlackRock Municipal Insured Fund and BlackRock National Municipal Fund

•Institutional Shares are not subject to any sales charge. Institutional
Shares bear no ongoing distribution or service fees and are available only to eligible investors.

•Investor A Shares incur a maximum initial sales charge (front-end load)
of 4.25% and a service fee of 0.25% per year (but no distribution fee).

•Investor B Shares are subject to a maximum contingent deferred sales charge of 4% declining to 0% after six years. In addition, Investor B
Shares are subject to a distribution fee of 0.50% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A
Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.).

•Investor C Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. In addition, Investor C shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase. Prior to October 2, 2006, Investor C Share performance results are those of the Institutional Shares (which have no distribution or service fees) restated to reflect Investor C Share fees.

•Investor C1 Shares are subject to a distribution fee of 0.55% per year and a service fee of 0.25% per year. In addition, Investor C1 shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

12 BLACKROCK MUNICIPAL BOND FUND, INC. JUNE 30, 2008

About Fund Performance (concluded)

For BlackRock High Yield Municipal Fund

•Institutional Shares are not subject to any sales charge. Institutional
Shares bear no ongoing distribution or service fees and are available only to eligible investors.

•Investor A Shares incur a maximum initial sales charge (front-end load)
of 4.25% and a service fee of 0.25% per year (but no distribution fee).

•Investor C Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. In addition, Investor C shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

For All Funds

Performance information reflects past performance and does not guaran-
tee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the performance tables on pages 5, 7, 9 and 11 assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the payable date. The Funds’ investment adviser reim-
bursed a portion of each Fund’s expenses. Without such reimbursement, a Fund’s performance would have been lower. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distri-
bution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BLACKROCK MUNICIPAL BOND FUND, INC. JUNE 30, 2008 13

Disclosure of Expenses

Shareholders of these Funds may incur the following charges: (a)
expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The expense examples on pages 14 – 17 (which are based on a hypothetical investment of $1,000 invested on January 1, 2008 and held through
June 30, 2008) is intended to assist shareholders both in calculating expenses based on an investment in a Fund and in comparing
these expenses with similar costs of investing in other mutual funds.

The tables provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number correspon-
ding to their share class under the heading entitled “Expenses Paid During the Period.”

The tables also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these
Funds and other funds, compare the 5% hypothetical example with the 5%
hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the tables are intended to highlight shareholders’
ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypotheti-
cal tables are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning differ-
ent funds. If these transactional expenses were included, shareholder expenses would have been higher.

BlackRock Short-Term Municipal Fund

		Actual			Hypothetical[2]
	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid
	January 1, 2008	June 30, 2008	During the Period[1]	January 1, 2008	June 30, 2008	During the Period[1]
BlackRock	$1,000	$1,016.00	$1.94	$1,000	$1,022.80	$1.95
Institutional	$1,000	$1,016.20	$1.74	$1,000	$1,023.00	$1.75
Investor A	$1,000	$1,014.90	$2.99	$1,000	$1,021.76	$3.00
Investor A1	$1,000	$1,015.70	$2.24	$1,000	$1,022.50	$2.25
Investor B	$1,000	$1,014.40	$3.49	$1,000	$1,021.27	$3.50
Investor C	$1,000	$1,011.10	$6.71	$1,000	$1,018.05	$6.74

[1] For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.39% for BlackRock, 0.35% for Institutional, 0.60% for Investor A, 0.45% for
Investor A1, 0.70% for Investor B and 1.35% for Investor C), multiplied by the average account value over the period, multiplied by 181/366 to reflect the one-half year period shown.
[2] Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.

14 BLACKROCK MUNICIPAL BOND FUND, INC. JUNE 30, 2008

Disclosure of Expenses (continued)

BlackRock Municipal Insured Fund (Including Interest Expense and Fees)

		Actual			Hypothetical[2]
	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid
	January 1, 2008	June 30, 2008	During the Period[1]	January 1, 2008	June 30, 2008	During the Period[1]
Institutional	$1,000	$990.70	$3.45	$1,000	$1,021.27	$3.50
Investor A	$1,000	$988.10	$4.77	$1,000	$1,019.13	$4.84
Investor B	$1,000	$985.60	$7.07	$1,000	$1,017.61	$7.18
Investor C	$1,000	$984.50	$8.69	$1,000	$1,015.97	$8.82
Investor C1	$1,000	$985.40	$7.36	$1,000	$1,017.31	$7.48

[1] For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.70% for Institutional, 0.97% for Investor A, 1.44% for Investor B, 1.77% for
Investor C and 1.50% for Investor C1), multiplied by the average account value over the period, multiplied by 181/366 (to reflect the one-half year period shown).
[2] Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.

BlackRock Municipal Insured Fund (Excluding Interest Expense and Fees)

		Actual			Hypothetical[2]
	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid
	January 1, 2008	June 30, 2008	During the Period[1]	January 1, 2008	June 30, 2008	During the Period[1]
Institutional	$1,000	$990.70	$2.26	$1,000	$1,022.45	$2.30
Investor A	$1,000	$988.10	$3.59	$1,000	$1,021.12	$3.65
Investor B	$1,000	$985.60	$5.99	$1,000	$1,018.69	$6.09
Investor C	$1,000	$984.50	$7.21	$1,000	$1,017.46	$7.33
Investor C1	$1,000	$985.40	$6.23	$1,000	$1,018.45	$6.34

[1] For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.46% for Institutional, 0.73% for Investor A, 1.22% for Investor B, 1.47% for
Investor C and 1.27% for Investor C1), multiplied by the average account value over the period, multiplied by 181/366 to reflect the one-half year period shown.
[2] Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.

BLACKROCK MUNICIPAL BOND FUND, INC. JUNE 30, 2008 15

Disclosure of Expenses (continued)

BlackRock National Municipal Fund (Including Interest Expense and Fees)

		Actual			Hypothetical[2]
	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid
	January 1, 2008	June 30, 2008	During the Period[1]	January 1, 2008	June 30, 2008	During the Period[1]
Institutional	$1,000	$993.80	$3.25	$1,000	$1,021.46	$3.30
Investor A	$1,000	$992.70	$4.48	$1,000	$1,020.23	$4.55
Investor B	$1,000	$990.10	$6.84	$1,000	$1,017.85	$6.94
Investor C	$1,000	$988.80	$8.51	$1,000	$1,016.17	$8.62
Investor C1	$1,000	$989.90	$7.09	$1,000	$1,017.61	$7.18

[1] For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.66% for Institutional, 0.91% for Investor A, 1.39% for Investor B, 1.73% for
Investor C and 1.44% for Investor C1), multiplied by the average account value over the period, multiplied by 181/366 to reflect the one-half year period shown.
[2] Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.

BlackRock National Municipal Fund (Excluding Interest Expense and Fees)

		Actual			Hypothetical[2]
	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid
	January 1, 2008	June 30, 2008	During the Period[1]	January 1, 2008	June 30, 2008	During the Period[1]
Institutional	$1,000	$993.80	$2.96	$1,000	$1,021.76	$3.00
Investor A	$1,000	$992.70	$4.09	$1,000	$1,020.62	$4.15
Investor B	$1,000	$990.10	$6.64	$1,000	$1,018.05	$6.74
Investor C	$1,000	$988.80	$7.97	$1,000	$1,016.72	$8.08
Investor C1	$1,000	$989.90	$6.84	$1,000	$1,017.85	$6.94

[1] For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.60% for Institutional, 0.83% for Investor A, 1.35% for Investor B, 1.62% for
Investor C and 1.39% for Investor C1), multiplied by the average account value over the period, multiplied by 181/366 to reflect the one-half year period shown.
[2] Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.

16 BLACKROCK MUNICIPAL BOND FUND, INC. JUNE 30, 2008

Disclosure of Expenses (concluded)

BlackRock High Yield Municipal Fund (Including Interest Expense and Fees)

		Actual			Hypothetical[2]
	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid
	January 1, 2008	June 30, 2008	During the Period[1]	January 1, 2008	June 30, 2008	During the Period[1]
Institutional	$1,000	$973.70	$4.15	$1,000	$1,020.52	$4.25
Investor A	$1,000	$972.50	$5.32	$1,000	$1,019.34	$5.44
Investor C	$1,000	$968.80	$9.01	$1,000	$1,015.58	$9.22

[1] For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.85% for Institutional, 1.09% for Investor A and 1.85% for Investor C),
multiplied by the average account value over the period, multiplied by 181/366 to reflect the one-half year period shown.
[2] Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.

BlackRock High Yield Municipal Fund (Excluding Interest Expense and Fees)

		Actual			Hypothetical[2]
	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid
	January 1, 2008	June 30, 2008	During the Period[1]	January 1, 2008	June 30, 2008	During the Period[1]
Institutional	$1,000	$973.70	$3.90	$1,000	$1,020.77	$4.00
Investor A	$1,000	$972.50	$5.07	$1,000	$1,019.58	$5.19
Investor C	$1,000	$968.80	$8.81	$1,000	$1,015.78	$9.02

[1] For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.80% for Institutional, 1.04% for Investor A and 1.81% for Investor C),
multiplied by the average account value over the period, multiplied by 181/366 to reflect the one-half year period shown.
[2] Hypothetical 5% annual return before expenses is calculated by pro-rating the actual days in the most recent fiscal half year divided by 366.

BLACKROCK MUNICIPAL BOND FUND, INC. JUNE 30, 2008 17

Schedule of Investments June 30, 2008

BlackRock Short-Term Municipal Fund (Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Alabama — 2.6%
Huntsville, Alabama, GO, Refunding, Series A,
5.25%, 2/01/09 (a)	$ 8,095	$ 8,258,438

Arizona — 2.2%
Yavapai County, Arizona, IDA, Solid Waste Disposal
Revenue Bonds (Waste Management Inc.
Project), AMT, 4%, 6/01/27	7,000	6,852,790

California — 2.3%
California State, Economic Recovery, GO, Series A,
5%, 7/01/10	2,000	2,084,320
San Francisco, California, City and County, GO,
Refunding, Series R1, 5%, 6/15/11	5,000	5,275,800

		7,360,120

Colorado — 2.3%
Denver, Colorado, City and County Airport, Revenue
Refunding Bonds, AMT, Sub-Series A1, 5%, 11/15/09	7,000	7,110,460

Delaware — 3.3%
Delaware State, GO, Refunding, 5%, 3/01/11	10,000	10,516,900

District of Columbia — 1.5%
Metropolitan Washington Airports Authority, D.C., Airport
System Revenue Refunding Bonds, AMT, Series A,
5%, 10/01/10 (c)	4,665	4,775,887

Florida — 8.6%
Florida Hurricane Catastrophe Fund Financing
Corporation Revenue Bonds, Series A, 5%, 7/01/10	7,000	7,246,680
Florida State Turnpike Authority, Turnpike Revenue
Refunding Bonds, Series A, 5%, 7/01/10	3,000	3,127,080
Miami-Dade County, Florida, Educational Facilities
Authority Revenue Bonds (University of Miami),
Series A, 5.75%, 4/01/10 (c)(d)	2,020	2,146,109
Orange County, Florida, Tourist Development, Tax
Revenue Bonds, 5.50%, 10/01/09 (c)(d)	14,195	14,768,336

		27,288,205

Georgia — 3.1%
Burke County, Georgia, Development Authority, PCR
(Georgia Power Company Vogtle Project), 5th Series,
4.375%, 10/01/32 (b)	4,000	4,037,440
Catoosa County, Georgia, School District, GO,
4.25%, 8/01/08 (f)	5,600	5,611,984

		9,649,424

Illinois — 1.7%
Illinois Educational Facilities Authority, Revenue
Refunding Bonds (University of Chicago),
Series A, 5.25%, 7/01/11 (d)	5,000	5,362,000

	Par
Municipal Bonds	(000)	Value

Indiana — 1.9%
Indiana Bond Bank Revenue Bonds (State Revolving
Fund), Series B, 5.30%, 8/01/10 (d)	$ 4,750	$5,043,360
Indiana Health Facilities Financing Authority Revenue
Bonds (Ascension Health Credit Group), Series A3,
5%, 11/01/27 (b)	1,000	1,026,040

		6,069,400

Massachusetts — 2.6%
Massachusetts State Health and Educational Facilities
Authority, Revenue Refunding Bonds (Partners
Healthcare System), Series C, 5.75%, 7/01/11 (d)	7,600	8,249,344

Michigan — 3.1%
Detroit, Michigan, Water Supply System Revenue Bonds,
Second Lien, Series B, 5.50%, 7/01/11 (d)(e)	5,000	5,397,600
Michigan State Trunk Line Fund, Revenue Refunding
Bonds, Series B, 5%, 9/01/10 (a)	4,120	4,310,756

		9,708,356

Minnesota — 2.1%
Minneapolis and Saint Paul, Minnesota, Metropolitan
Airports Commission, Airport Revenue Bonds, AMT,
Series B, 5.50%, 1/01/10 (e)	2,620	2,663,335
Minnesota State, GO, 5%, 8/01/11	3,675	3,885,210

		6,548,545

Missouri — 1.2%
Missouri State Health and Educational Facilities
Authority, Revenue Refunding Bonds (Ascension
Health), VRDN, Series C-5, 3.50%, 11/15/09 (b)	3,780	3,777,694

Nebraska — 0.7%
Central Plains Energy Project, Nebraska, Revenue
Bonds (Gas Project Number 1), VRDN,
2.06%, 12/01/10 (b)	2,500	2,356,250

Nevada — 4.5%
Clark County, Nevada, Airport System Subordinate Lien
Revenue Bonds, AMT, Series B-1, 5%, 7/01/08	6,500	6,500,455
Clark County, Nevada, EDR (Alexander Dawson School
of Nevada Project), 5.50%, 5/15/09 (d)	7,500	7,817,250

		14,317,705

New Jersey — 3.2%
New Jersey Building Authority, State Building Revenue
Refunding Bonds, Series B, 5.25%, 12/15/10 (c)	4,790	5,022,363
New Jersey State Turnpike Authority, Turnpike Revenue
Refunding Bonds, Series A, 5.75%, 1/01/10 (d)(f)	5,000	5,236,700

		10,259,063

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the		DRIVERS	Derivative Inverse Tax-Exempt Receipts	M/F	Multi-Family
Schedules of Investments, the names of many of the		EDA	Economic Development Authority	PCR	Pollution Control Revenue Bonds
securities have been abbreviated according to the list		EDR	Economic Development Revenue Bonds	RIB	Residual Interest Bonds
below and on the right.		GO	General Obligation Bonds	SAVRS	Select Auction Variable Rate Securities
		HDA	Housing Development Agency	S/F	Single-Family
AMT	Alternative Minimum Tax (subject to)	HFA	Housing Finance Agency	SIFMA	Securities Industry and Financial
CABS	Capital Appreciation Bonds	IDA	Industrial Development Authority		Markets Association
CARS	Complementary Auction Rate Securities	IDB	Industrial Development Board	TRAN	Tax Revenue Anticipation Notes
COP	Certificates of Participation	IDR	Industrial Development Revenue Bonds	VRDN	Variable Rate Demand Notes

See Notes to Financial Statements.

18 BLACKROCK MUNICIPAL BOND FUND, INC.

JUNE 30, 2008

Schedule of Investments (continued)

BlackRock Short-Term Municipal Fund (Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

New Mexico — 1.8%
New Mexico State, Severance Tax Bonds, Series A,
5%, 7/01/08 (f)	$ 5,685	$ 5,685,512

New York — 8.1%
Metropolitan Transportation Authority, New York,
Dedicated Tax Fund Revenue Bonds, Series A,
5.875%, 4/01/10 (d)(e)	5,000	5,282,100
Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, VRDN, Series B,
5%, 11/15/11 (b)	4,000	4,163,120
New York City, New York, GO, Refunding, Series B,
5.25%, 8/01/11	4,000	4,220,960
New York State Urban Development Corporation,
Personal Income Tax Revenue Bonds, Series C,
5%, 3/15/10	7,705	8,017,515
Tobacco Settlement Financing Corporation of New York,
Asset-Backed Revenue Refunding Bonds, Series B,
4%, 6/01/09	4,000	4,055,600

		25,739,295

North Carolina — 1.4%
Mecklenburg County, North Carolina, GO, Series B,
4%, 2/01/10	3,000	3,067,110
North Carolina, HFA, M/F Housing Revenue Bonds
(Cedar Hills Apartments LLC), VRDN, AMT,
3.70%, 1/01/38 (b)	1,240	1,238,202

		4,305,312

Ohio — 2.7%
Ohio State Building Authority, State Facilities Revenue
Bonds (Administrative Building Fund Projects),
Series A, 5.375%, 10/01/08 (d)	4,400	4,481,840
Ohio State, Common Schools, GO, Series A,
5%, 3/15/11	3,875	4,068,169

		8,550,009

Pennsylvania — 5.4%
Bethlehem, Pennsylvania, Area School District, GO,
Refunding, Series A, 5%, 9/01/10 (f)	4,000	4,159,560
Buck County, Pennsylvania, IDA, Solid Waste Revenue
Bonds (Waste Management, Inc. Project), VRDN, AMT,
3.90%, 2/01/10 (b)	2,670	2,636,278
Pennsylvania State, GO, Refunding, Third Series,
5%, 7/01/09	5,000	5,160,300
University of Pittsburgh, Pennsylvania, The Commonwealth
System of Higher Education, Revenue Refunding Bonds
(Pittsburgh Asset Notes-Panthers), 5%, 8/01/10	5,000	5,233,100

		17,189,238

Rhode Island — 0.3%
Rhode Island State and Providence Plantations, GO,
Refunding (Consolidated Capital Development Loan),
5%, 7/15/11	1,000	1,053,990

	Par
Municipal Bonds	(000)	Value

South Carolina — 2.9%
Aiken County, South Carolina, Consolidated School
District, GO, Refunding, 5%, 3/01/09	$ 4,590	$4,689,695
Hilton Head Island, South Carolina, Public Facility
Corporation, COP (Beach Preservation Fee Pledge)(f):
5%, 8/01/08	2,160	2,165,810
5%, 8/01/09	2,240	2,311,993

		9,167,498

Tennessee — 1.3%
Tennessee Energy Acquisition Corporation, Gas Revenue
Bonds, Series A, 5%, 9/01/09	4,000	4,034,360

Texas — 16.4%
Austin, Texas, Independent School District, GO,
Refunding, 5.25%, 8/01/09	3,980	4,121,489
Harris County, Texas, Health Facilities Development
Corporation, Revenue Refunding Bonds (Saint Luke’s
Episcopal Hospital), Series A, 5.375%, 8/15/11 (d)	5,500	5,844,575
Harris County, Texas, Toll Road Revenue Refunding
Bonds, Series B-2, 5%, 8/15/21 (b)(e)	5,000	5,097,550
Matagorda County, Texas, Navigation District Number 1,
PCR, Refunding (AEP Texas Central Company
Project), VRDN, 5.125%, 6/01/11 (b)	5,000	5,014,300
Montgomery County, Texas, Unlimited Tax Adjustable
Rate Road, GO, Series B, 5%, 3/01/28 (a)(b)	2,200	2,210,384
North Texas Tollway Authority, Dallas North Tollway
System, Revenue Refunding Bonds, Series B,
5%, 1/01/38 (b)(c)	2,790	2,789,302
North Texas Tollway Authority, System Revenue
Refunding Bonds, First Tier, VRDN, Series E-1,
5%, 1/01/10 (b)	7,000	7,104,160
San Antonio, Texas, Electric and Gas Revenue Bonds,
Junior Lien, VRDN, 3.625%, 12/01/27 (b)	5,000	5,066,950
Tarrant County, Texas, Cultural Education Facilities
Financing Corporation, Revenue Refunding Bonds
(Texas Health Resources), Series A, 5%, 2/15/11	4,275	4,429,969
Texas State, GO, TRAN, 4.50%, 8/28/08	5,000	5,020,750
University of Texas, Financing System Revenue
Refunding Bonds, Series B, 5%, 8/15/10	5,000	5,228,000

		51,927,429

Virginia — 1.6%
Virginia State Public School Authority, School
Financing Revenue Bonds, Series B, 5%, 8/01/08 (d)	4,885	4,947,381

Washington — 4.2%
Energy Northwest, Washington, Electric Revenue
Refunding Bonds (Columbia Generating Station),
Series A, 5.25%, 7/01/09 (c)	9,940	10,193,768
Tacoma, Washington, Electric System Revenue
Refunding Bonds, Series A, 5.625%, 1/01/11 (a)(d)	2,900	3,114,252

		13,308,020

Wisconsin — 2.3%
Wisconsin Public Power Inc., Power Supply System,
Revenue Refunding Bonds, Series
A, 5.25%, 7/01/10 (f)	7,070	7,365,738

Total Municipal Bonds (Cost — $300,084,038) — 95.3%		301,734,363

See Notes to Financial Statements.

BLACKROCK MUNICIPAL BOND FUND, INC.

JUNE 30, 2008

19

Schedule of Investments (concluded)

BlackRock Short-Term Municipal Fund (Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value

Merrill Lynch Institutional Tax-Exempt Fund,
1.73% (g)(h)	9,212,054	$ 9,212,054

Total Short-Term Securities
(Cost — $9,212,054) — 2.9%		9,212,054

Total Investments (Cost — $309,296,092*) — 98.2%		310,946,417
Other Assets Less Liabilities — 1.8%		5,459,169

Net Assets — 100.0%		$ 316,405,586

* The cost and unrealized appreciation (depreciation) of investments as of June
30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 309,296,092

Gross unrealized appreciation	$ 2,487,125
Gross unrealized depreciation	(836,800)

Net unrealized appreciation	$ 1,650,325

(a) FSA Insured.

(b) Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.
(c) AMBAC Insured.
(d) U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e) FGIC Insured.
(f) MBIA Insured.
(g) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net	Dividend
Affiliate	Activity	Income

Merrill Lynch Institutional Tax-Exempt Fund	2,608,852	$362,305

(h) Represents the current yield as of report date.

See Notes to Financial Statements.

20 BLACKROCK MUNICIPAL BOND FUND, INC.

JUNE 30, 2008

Schedule of Investments June 30, 2008

BlackRock Municipal Insured Fund

(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Alabama — 3.2%
Lauderdale County and Florence, Alabama, Health
Care Authority Revenue Refunding Bonds
(Coffee Health Group), Series A, 6%, 7/01/29 (a)	$10,000	$10,548,100
University of Alabama, General Revenue Bonds,
Series A, 5%, 7/01/34 (a)	7,840	7,868,224
University of Alabama, University Revenue Bonds
(Birmingham), 6%, 10/01/09 (b)(c)	7,000	7,325,710

		25,742,034

Arkansas — 0.5%
University of Arkansas, University Revenue Bonds
(Various Facilities-Fayetteville Campus),
5%, 12/01/27 (c)	4,000	4,034,520

California — 15.4%
Antelope Valley, California, Community College District,
GO (Election of 2004), Series B, 5.25%, 8/01/39 (a)	1,050	1,062,054
Arcadia, California, Unified School District,
GO (Election of 2006), Series A,
4.96%, 8/01/39 (d)(n)	2,800	490,476
Cabrillo, California, Community College District, GO
(Election of 2004), Series B, 5.20%, 8/01/37 (a)(n)	4,100	751,120
California State Department of Veteran Affairs, Home
Purchase Revenue Refunding Bonds, Series A,
5.35%, 12/01/27 (e)	2,075	2,108,947
Coast Community College District, California, GO,
Refunding (Election of 2002), Series C (d):
5.19%, 8/01/13 (p)	6,475	4,887,654
5.392%, 8/01/36 (n)	5,800	1,243,056
Corona-Norco, California, Unified School District, GO
(Election of 2006), Series A, 5%, 8/01/31 (d)	2,000	2,035,000
Fresno, California, Unified School District, GO
(Election of 2001):
Series D, 5%, 8/01/27 (a)	5,170	5,209,654
Series E, 5%, 8/01/30 (d)	1,500	1,527,900
Hesperia, California, Public Financing Authority Revenue
Bonds (Redevelopment and Housing Projects),
Series A, 5.50%, 9/01/27 (f)	10,000	9,847,900
Los Angeles, California, Municipal Improvement
Corporation, Lease Revenue Bonds, Series B1,
4.75%, 8/01/37 (c)	13,000	12,219,870
Modesto, California, Schools Infrastructure Financing
Agency, Special Tax Bonds, 5.50%, 9/01/36 (e)	8,965	8,996,826
Mount Diablo, California, Unified School District, GO
(Election of 2002), 5%, 7/01/27 (c)	12,040	11,865,781
Orange County, California, Sanitation District, COP,
Series B, 5%, 2/01/31 (d)	1,380	1,387,590
Palm Springs, California, Financing Authority, Lease
Revenue Refunding Bonds (Convention Center Project),
Series A, 5.50%, 11/01/35 (a)	6,440	6,603,898
Ramona, California, Unified School District, Convertible
Capital Appreciation Refunding Bonds, COP,
5.106%, 5/01/32 (c)(p)	10,500	8,507,415
Rancho Cucamonga, California, Redevelopment
Agency, Tax Allocation Refunding Bonds (Rancho
Redevelopment Project), Series A, 5%, 9/01/34 (a)	675	656,991
Rialto, California, Unified School District, GO, Series A,
6.24%, 6/01/25 (c)(n)	11,685	4,606,461
Roseville, California, Joint Union High School District,
GO (Election of 2004), Series A, 5%, 8/01/29 (c)	5,000	5,020,600

	Par
Municipal Bonds	(000)	Value

California (concluded)
Sacramento, California, Unified School District, GO
(Election of 1999), Series B, 5%, 7/01/26 (c)	$ 5,075	$5,133,667
San Diego, California, Community College District,
GO (Election of 2002), 5%, 5/01/30 (d)	2,685	2,728,309
San Diego County, California, Water Authority, Water
Revenue Refunding Bonds, COP, Series A,
5%, 5/01/33 (d)	4,500	4,559,040
San Jose, California, Airport Revenue Refunding
Bonds, AMT, Series A, 5.50%, 3/01/32 (e)	6,600	6,504,960
San Jose, California, GO (Libraries, Parks and Public
Safety Projects), 5%, 9/01/30 (a)	3,700	3,729,896
Tahoe Truckee, California, Unified School District,
GO (School Facilities Improvement District
Number 2), Series A, 5.25%, 8/01/29 (a)	2,755	2,784,231
Washington, California, Unified School District,
COP (New High School Project),
5.125%, 8/01/37 (e)	10,000	9,734,200

		124,203,496

Colorado — 2.6%
Aurora, Colorado, COP, 6%, 12/01/10 (b)(e)	19,250	20,666,800

Florida — 5.0%
Duval County, Florida, School Board, COP
(Master Lease Program), 5%, 7/01/33 (d)	3,800	3,741,366
Hillsborough County, Florida, Aviation Authority Revenue
Bonds, AMT, Series A, 5.375%, 10/01/33 (h)	5,000	4,982,450
Miami, Florida, Special Obligation Revenue Bonds
(Street and Sidewalk Improvement Program),
5%, 1/01/37 (a)	1,350	1,286,982
Miami-Dade County, Florida, Aviation Revenue Refunding
Bonds (Miami International Airport), AMT, Series A:
5.50%, 10/01/26 (h)	7,000	7,075,880
5.50%, 10/01/27 (h)	5,495	5,537,312
5%, 10/01/39 (a)	15,000	13,368,900
Miami-Dade County, Florida, School Board, COP,
Refunding, Series B, 5.25%, 5/01/31 (h)	2,500	2,522,775
West Coast Regional Water Supply Authority, Florida,
Capital Improvement Revenue Bonds, 10.40%,
10/01/10 (b)(e)	1,260	1,383,946

		39,899,611

Georgia — 4.9%
Atlanta, Georgia, Water and Wastewater Revenue
Bonds, 5%, 11/01/34 (d)	4,000	4,014,800
Georgia Municipal Electric Authority, Power Revenue
Refunding Bonds (e):
Series EE, 7%, 1/01/25	20,000	25,293,600
Series Y, 6.40%, 1/01/11 (b)	90	97,484
Series Y, 6.40%, 1/01/13	8,420	9,200,366
Series Y, 6.40%, 1/01/13 (i)	490	537,412

		39,143,662

Illinois — 2.3%
Chicago, Illinois, O'Hare International Airport Revenue
Bonds, Third Lien, AMT, Series B-2, 6%, 1/01/27 (a)	17,690	18,206,371

Kansas — 0.7%
Manhattan, Kansas, Hospital Revenue Bonds
(Mercy Health Center), 5.50%, 8/15/20 (d)	5,145	5,386,301

See Notes to Financial Statements.

BLACKROCK MUNICIPAL BOND FUND, INC.

JUNE 30, 2008

21

Schedule of Investments (continued)

BlackRock Municipal Insured Fund

(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Louisiana — 1.0%
Louisiana State Citizens Property Insurance
Corporation, Assessment Revenue Bonds,
Series B, 5%, 6/01/22 (e)	$ 2,150	$2,082,856
New Orleans, Louisiana, GO (Public Improvements),
5.25%, 12/01/29 (e)	4,000	3,929,160
Rapides Financing Authority, Louisiana, Revenue Bonds
(Cleco Power LLC Project), AMT, 4.70%, 11/01/36 (e)	2,800	2,385,544

		8,397,560

Maryland — 3.2%
Baltimore, Maryland, Convention Center Hotel Revenue
Bonds, Senior Series A, 5.25%, 9/01/39 (f)	20,140	20,526,889
Maryland State Health and Higher Educational Facilities
Authority Revenue Bonds (University of Maryland
Medical System), Series B, 7%, 7/01/22 (c)	4,400	5,393,916

		25,920,805

Massachusetts — 2.5%
Massachusetts State, HFA, Rental Housing Mortgage
Revenue Bonds, AMT, Series C, 5.60%, 1/01/45 (d)	4,000	4,062,920
Massachusetts State, HFA, S/F Housing Revenue
Bonds, AMT, Series 128 (d):
4.80%, 12/01/27	2,845	2,644,968
4.875%, 12/01/38	7,000	6,290,480
Massachusetts State School Building Authority,
Dedicated Sales Tax Revenue Bond, Series A,
5%, 8/15/30 (d)	7,000	7,108,570

		20,106,938

Michigan — 2.7%
Detroit, Michigan, Sewage Disposal System Second
Lien Revenue Bonds, Series B, 5%, 7/01/36 (c)(a)	5,000	4,831,900
Detroit, Michigan, Sewage Disposal System, Second
Lien Revenue Refunding Bonds, Series E,
5.75%, 7/01/31 (c)(j)	4,000	4,338,760
Detroit, Michigan, Water Supply System Revenue Bonds,
Senior Lien, Series A, 5%, 7/01/30 (c)	1,500	1,436,310
Michigan State Strategic Fund, Limited Obligation
Revenue Refunding Bonds (Detroit Edison Company
Pollution Control Project), AMT, Series A,
5.50%, 6/01/30 (f)	11,845	11,535,609

		22,142,579

Minnesota — 1.9%
Delano, Minnesota, Independent School District
Number 879, GO, Series A, 5.875%, 2/01/25 (d)	5,860	6,261,879
Sauk Rapids, Minnesota, Independent School District
Number 047, GO, Series A (a):
5.65%, 2/01/20	3,735	3,970,417
5.70%, 2/01/21	4,440	4,725,314

		14,957,610

Mississippi — 1.5%
Harrison County, Mississippi, Wastewater Management
District, Revenue Refunding Bonds (Wastewater
Treatment Facilities), Series A, 8.50%, 2/01/13 (c)(i)	1,320	1,600,210
Mississippi Hospital Equipment and Facilities Authority
Revenue Bonds (Forrest County General Hospital
Project), 6%, 1/01/11 (b)(d)	10,000	10,780,800

		12,381,010

	Par
Municipal Bonds	(000)	Value

Missouri — 2.8%
Kansas City, Missouri, Airport Revenue Refunding and
Improvement Bonds, Series A (a):
5.50%, 9/01/13	$12,990	$ 13,198,879
5.50%, 9/01/14	9,000	9,143,820

		22,342,699

Nebraska — 0.6%
Public Power Generation Agency, Nebraska, Revenue
Bonds (Whelan Energy Center Unit 2), Series A,
5%, 1/01/25 (e)	5,000	5,037,900

Nevada — 0.3%
Clark County, Nevada, IDR (Southwest Gas Corp.
Project), AMT (c):
Series A, 4.75%, 9/01/36	1,265	987,244
Series D, 5.25%, 3/01/38	2,200	1,852,730

		2,839,974

New Jersey — 8.2%
Cape May County, New Jersey, Industrial Pollution Control
Financing Authority, Revenue Refunding Bonds
(Atlantic City Electric Company Project), Series A,
6.80%, 3/01/21 (a)	6,810	8,028,445
Garden State Preservation Trust of New Jersey, Open Space
and Farmland Preservation Revenue Bonds, Series A (d):
5.80%, 11/01/21	3,125	3,459,250
5.80%, 11/01/22	8,310	9,163,520
5.80%, 11/01/23	4,340	4,777,168
New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds,
Series A (a):
5%, 7/01/27	5,000	5,010,250
5.25%, 7/01/33	23,000	23,390,310
New Jersey State Transportation Trust Fund Authority,
Transportation System Revenue Bonds, Series D,
5%, 6/15/19 (d)	11,530	12,060,149

		65,889,092

New Mexico — 0.7%
New Mexico Finance Authority, Senior Lien State
Transportation Revenue Bonds, Series A, 5.125%,
6/15/18 (a)	5,000	5,248,450

New York — 7.7%
New York City, New York, GO, Series C (f):
5.625%, 3/15/12 (b)	11,495	12,480,236
5.625%, 3/15/18	5	5,297
New York City, New York, Sales Tax Asset Receivable
Corporation Revenue Bonds:
DRIVERS, Series 1133Z, 8.185%,
10/15/12 (e)(g)	2	2,692
RIB, Series 2577, 7.808%, 4/15/13 (a)(g)	2	2,683
Series A, 5%, 10/15/32 (e)	15,650	15,944,690
New York State Urban Development Corporation,
Personal Income Tax Revenue Bonds (State
Facilities), Series A-1, 5.25%, 3/15/34 (c)	10,000	10,247,700
Niagara Falls, New York, GO, Public Improvement,
6.90%, 3/01/24 (a)	5	5,006
Tobacco Settlement Financing Corporation of New York
Revenue Bonds, Series A-1, 5.25%, 6/01/22 (e)	22,500	23,218,425

		61,906,729

See Notes to Financial Statements.

22 BLACKROCK MUNICIPAL BOND FUND, INC.

JUNE 30, 2008

Schedule of Investments (continued)

BlackRock Municipal Insured Fund

(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

North Carolina — 0.4%
North Carolina HFA, Home Ownership Revenue Bonds,
AMT, Series 14-A, 5.35%, 1/01/22 (e)	$ 2,880	$ 2,888,698

North Dakota — 0.3%
North Dakota State, HFA, Revenue Bonds (Housing
Finance Program), Series C, 5.30%, 7/01/22 (e)	2,355	2,345,038

Oklahoma — 0.8%
Oklahoma State Industries Authority, Health System
Revenue Refunding Bonds (Integris Obligated Group),
Series A, 6.25%, 8/15/09 (a)(b)	6,385	6,745,050

Oregon — 1.7%
Oregon State Department of Administrative Services,
COP, Series A, 6.25%, 5/01/10 (b)(e)	8,700	9,339,189
Port of Portland, Oregon, Airport Revenue Refunding
Bonds (Portland International Airport), AMT,
Series 7-B, 7.10%, 1/01/12 (a)(b)	3,865	4,322,384

		13,661,573

Pennsylvania — 1.3%
Philadelphia, Pennsylvania, Gas Works Revenue Bonds,
12th Series B, 7%, 5/15/20 (a)(i)	5,260	6,211,008
Philadelphia, Pennsylvania, Redevelopment Authority
Revenue Bonds (Neighborhood Transformation),
Series A, 5.50%, 4/15/20 (c)	4,420	4,439,978

		10,650,986

Rhode Island — 0.9%
Rhode Island State Economic Development Corporation,
Airport Revenue Bonds, Series B, 6%, 7/01/10 (b)(c)	6,815	7,316,584

Texas — 8.0%
Dallas-Fort Worth, Texas, International Airport Revenue
Bonds, AMT, Series A:
6%, 11/01/28 (c)	25,950	26,049,648
5.50%, 11/01/33 (a)	5,000	4,846,850
Houston, Texas, Water Conveyance System Contract,
COP, Series J, 6.25%, 12/15/13 (e)	3,500	3,877,965
Lewisville, Texas, Independent School District, Capital
Appreciation and School Building, GO, Refunding,
4.67%, 8/15/24 (c)(n)	8,110	3,316,503
North Texas Tollway Authority, System Revenue
Refunding Bonds, First Tier:
5.75%, 1/01/40 (a)	7,700	7,892,500
Series A, 6%, 1/01/25	1,000	1,051,730
Series A, 5.625%, 1/01/33 (e)	2,240	2,282,066
Series B, 5.75%, 1/01/40 (a)	9,870	10,116,750
Texas State Department of Housing and Community
Affairs, S/F Mortgage Revenue Bonds, AMT,
Series A (a)(k):
5.45%, 9/01/23	2,060	2,066,407
5.50%, 3/01/26	2,655	2,658,266

		64,158,685

	Par
Municipal Bonds	(000)	Value

Utah — 1.6%
Utah Transit Authority, Sales Tax Revenue Bonds,
Series A, 5%, 6/15/36 (d)	$ 4,000	$ 4,034,280
Utah Transit Authority, Sales Tax Revenue Refunding
Bonds, Sub-Series A, 5.30%, 6/15/36 (a)(n)	11,930	2,431,931
Utah Water Finance Agency Revenue Bonds (Pooled
Loan Financing Program), Series A (e):
5.75%, 10/01/15	2,515	2,636,574
6%, 10/01/20	3,770	3,962,195

		13,064,980

Vermont — 0.2%
Vermont HFA, Revenue Refunding Bonds, AMT,
Series C, 5.50%, 11/01/38 (d)	1,300	1,271,738

Washington — 0.9%
Chelan County, Washington, Public Utility District
Number 001, Consolidated Revenue Bonds (Chelan
Hydro System), AMT, Series A, 5.45%, 7/01/37 (e)	7,225	6,911,073

Wisconsin — 1.4%
Superior, Wisconsin, Limited Obligation Revenue
Refunding Bonds (Midwest Energy Resources),
Series E, 6.90%, 8/01/21 (c)	9,000	10,735,830
Wisconsin State, GO, AMT, Series B, 6.50%, 5/01/25 (a)	670	671,347

		11,407,177

Total Municipal Bonds (Cost — $679,595,044) — 85.2%		684,875,723

Municipal Bonds Transferred to
Tender Option Bond Trusts (o)

California — 3.5%
Tustin, California, Unified School District, Senior Lien
Special Tax Bonds (Community Facilities District
Number 97-1), Series A:
5%, 9/01/32 (d)	7,980	8,000,269
5%, 9/01/38	9,330	9,314,885
Sequoia, California, Unified High School District, GO,
Refunding, Series B, 5.50%, 7/01/35 (d)	10,055	10,606,645

		27,921,799

District of Columbia — 1.2%
Metropolitan Washington D.C. Airport Authority Revenue
Bonds, AMT, Series B, 5%, 10/01/36 (c)(d)	10,000	9,413,200

Florida — 3.6%
Broward County, Florida, School Board, COP, Series A,
5.25%, 7/01/33	10,000	10,108,600
Miami-Dade County, Florida, Aviation Revenue Refunding
Bonds (Miami International Airport), AMT, Series A,
5%, 10/01/40 (f)	9,980	9,323,516
Tallahassee, Florida, Energy System Revenue Bonds,
5%, 10/01/37 (a)	10,000	9,999,200

		29,431,316

Massachusetts — 1.9%
Massachusetts State School Building Authority,
Dedicated Sales Tax Revenue Bonds, Series A,
5%, 8/15/30 (d)	15,000	15,232,650

See Notes to Financial Statements.

BLACKROCK MUNICIPAL BOND FUND, INC.

JUNE 30, 2008

23

Schedule of Investments (concluded)

BlackRock Municipal Insured Fund

(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to	Par
Tender Option Bond Trusts (o)	(000)	Value

New Jersey — 1.7%
New Jersey State Turnpike Authority, Turnpike Revenue
Bonds, Series C, 5%, 1/01/30 (d)	$13,500	$ 13,732,200

New York — 6.1%
New York City, New York, Sales Tax Asset Receivable
Corporation Revenue Bonds (e):
Series 2577, 6.83%, 10/15/20	16,905	17,521,863
Series A, 5.25%, 10/15/27	13,925	14,459,859
New York State Thruway Authority, General Revenue
Refunding Bonds, Series G, 5%, 1/01/32 (d)	16,830	17,148,424

		49,130,146

Washington — 1.3%
Washington State, GO, Series D, 5%, 1/01/28 (d)	10,000	10,149,600

Total Municipal Bonds Transferred to Tender Option
Bond Trusts (Cost — $158,805,377) — 19.3%		155,010,911

Mutual Funds	Shares

BlackRock California Insured Municipal 2008
Term Trust, Inc. (l)	300,000	4,491,000
BlackRock Insured Municipal 2008 Term Trust, Inc. (l)	810,000	12,141,900
BlackRock Insured Municipal Term Trust, Inc. (l)	204,800	2,058,240

Total Mutual Funds (Cost — $21,126,664) — 2.3%		18,691,140

Short-Term Securities

Merrill Lynch Institutional Tax-Exempt Fund,
1.73% (l)(m)	8,647,608	8,647,608

Total Short-Term Securities
(Cost — $8,647,608) — 1.1%		8,647,608

Total Investments (Cost — $868,174,693*) — 107.9%		867,225,382
Other Assets Less Liabilities — 1.7%		14,021,588
Liability for Trust Certificates, Including Interest
Expense and Fees Payable — (9.6%)		(77,355,300)

Net Assets — 100.0%	$ 803,891,670

* The cost and unrealized appreciation (depreciation) of investments as of June 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 791,894,675

Gross unrealized appreciation	$ 19,785,314
Gross unrealized depreciation	(21,209,607)

Net unrealized depreciation	$ (1,424,293)

(a) MBIA Insured.
(b) U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c) FGIC Insured.

(d) FSA Insured.
(e) AMBAC Insured.
(f) XL Capital Insured.
(g) Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.
(h) Assured Guaranty Insured.
(i) Security is collateralized by Municipal or U.S. Treasury Obligations.
(j) BHAC Insured.
(k) FNMA/GNMA Collateralized.
(l) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Purchase	Sales	Realized	Dividend
Affiliate	Cost	Cost	Gain	Income

BlackRock California
Insured Municipal
2008 Term Trust, Inc.	—	—	—	$183,600
BlackRock Insured
Municipal 2008
Term Trust, Inc.	—	—	—	$525,764
BlackRock Insured
Municipal Term
Trust, Inc.	—	—	—	$ 76,631
Merrill Lynch Institutional
Tax-Exempt Fund	$5,410,759[1]	—	—	$378,079

1 Represents net purchase cost.
(m) Represents the current yield as of report date.
(n) Represents a zero-coupon bond. Rate shown reflects the effective yield at the time of purchase.
(o) Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the
Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
(p) Represents a step bond. Rate shown reflects the effective yield at the time of purchase.
• Forward interest rate swaps outstanding as of June 30,2008 were as follows:

	Notional
	Amount	Unrealized
	(000)	Appreciation

Pay a fixed rate of 3.694% and receive a
floating rate based on 1-week SIFMA
Municipal Swap Index Rate
Broker, JPMorgan Chase
Expires August 2028	$20,000	$297,360
Pay a fixed rate of 3.699% and receive a
floating rate based on 1-week SIFMA
Municipal Swap Index Rate
Broker, JPMorgan Chase
Expires August 2028	$12,750	180,068

Total		$477,428

See Notes to Financial Statements.

24 BLACKROCK MUNICIPAL BOND FUND, INC. JUNE 30, 2008

Schedule of Investments June 30, 2008

BlackRock National Municipal Fund

(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Alabama — 0.8%
Alabama Incentives Financing Authority, Special
Obligation Revenue Refunding Bonds, Series A,
6%, 10/01/29 (a)(v)	$ 3,820	$ 3,979,599
Jefferson County, Alabama, Public Building Authority,
Lease Revenue Bonds, 5.125%, 4/01/21 (a)	3,525	3,490,561
Mobile, Alabama, Industrial Development Board,
Environmental Improvement Revenue Refunding
Bonds (International Paper Company Project), AMT,
Series A, 6.35%, 5/15/16	500	509,850
Selma, Alabama, IDB, Environmental Improvement
Revenue Refunding Bonds (International Paper
Company Project), AMT, Series A, 6.70%, 2/01/18	2,500	2,568,450
Tuscaloosa, Alabama, Special Care Facilities
Financing Authority, Residential Care Facility
Revenue Bonds (Capstone Village, Inc. Project),
Series A, 5.875%, 8/01/36	3,400	2,860,930

		13,409,390

Arizona — 3.2%
Arizona Health Facilities Authority Revenue
Bonds (Catholic Healthcare West), Series A,
6.625%, 7/01/20	4,000	4,331,360
Maricopa County and Phoenix, Arizona, IDA,
S/F Mortgage Revenue Bonds, AMT, Series A-2,
5.80%, 7/01/40 (b)(c)	7,725	7,631,219
Maricopa County, Arizona, IDA, Education Revenue
Bonds (Arizona Charter Schools Project 1),
Series A, 6.75%, 7/01/29	3,100	2,752,955
Maricopa County, Arizona, IDA, Health Facilities
Revenue Refunding Bonds (Catholic Healthcare
West Project), Series A, 5%, 7/01/21	1,625	1,588,551
Peoria, Arizona, Improvement District Number 8801,
Special Assessment Bonds:
7.30%, 1/01/09	190	194,644
7.30%, 1/01/11	395	407,992
Peoria, Arizona, Improvement District Number 8802,
Special Assessment Bonds:
7.20%, 1/01/10	430	443,928
7.20%, 1/01/13	510	526,519
Phoenix, Arizona, IDA, Airport Facility, Revenue
Refunding Bonds (America West Airlines Inc.
Project), AMT, 6.30%, 4/01/23	3,685	2,880,528
Pima County, Arizona, IDA, Revenue Bonds
(Tucson Electric Power Company), Series A,
6.375%, 9/01/29	3,785	3,741,700
Pinal County, Arizona, IDA, Wastewater Revenue
Bonds (San Manuel Facilities Project), AMT,
6.25%, 6/01/26	500	487,880
Prescott Valley, Arizona, Improvement District, Special
Assessment Bonds (Sewer Collection System
Roadway Repair), 7.90%, 1/01/12	323	337,086
Salt River Project, Arizona, Agriculture Improvement
and Power District, Electric System Revenue Bonds,
Series A, 5%, 1/01/37	20,000	20,237,000
Tucson, Arizona, IDA, Senior Living Facilities Revenue
Bonds (Christian Care Tucson Inc. Project),
Series A, 6.125%, 7/01/10 (d)(e)	3,515	3,779,328
University of Arizona, COP (University of
Arizona Parking and Student Housing),
5.75%, 6/01/09 (a)(d)	1,000	1,035,310

	Par
Municipal Bonds	(000)	Value

Arizona (concluded)
University of Arizona, COP (University of Arizona
Projects), Refunding, Series A, 5.50%, 6/01/18 (a)	$ 265	$277,028
Vistancia Community Facilities District, Arizona, GO:
6.75%, 7/15/22	3,000	3,096,930
5.75%, 7/15/24	2,125	2,098,438

		55,848,396

Arkansas — 0.1%
Arkansas State Student Loan Authority Revenue
Bonds, AMT, Sub-Series B, 7.25%, 6/01/09	250	250,762
Jonesboro, Arkansas, Residential Housing and Health
Care Facilities Board, Hospital Revenue Refunding
Bonds (Saint Bernards Regional Medical Center),
Series B, 5.90%, 7/01/16 (a)	200	200,528
North Little Rock, Arkansas, Health Facilities Board,
Health Care Revenue Bonds (Baptist Health),
5.50%, 7/01/16	250	254,643
Pine Bluff, Arkansas, Environmental Improvement
Revenue Refunding Bonds (International Paper
Company Project), AMT, Series A, 6.70%, 8/01/20	500	509,145
University of Central Arkansas, Housing System
Revenue Bonds, 6.50%, 1/01/10 (d)(f)	250	269,165

		1,484,243

California — 15.0%
Agua Caliente Band of Cahuilla Indians, California,
Casino Revenue Bonds, 6%, 7/01/18	2,500	2,532,250
Antelope Valley, California, Health Care District
Revenue Bonds, VRDN, Series A, 5.25%, 9/01/17 (k)	12,000	11,836,200
Belmont-Redwood Shores School District, California,
GO (Election of 2005), Series A, 5%, 8/01/32 (f)	10,000	10,167,600
California County Tobacco Securitization Agency,
Tobacco Revenue Refunding Bonds (Sonoma
County Corporation):
5%, 6/01/26	1,115	965,958
5.125%, 6/01/38	1,910	1,505,061
California Health Facilities Financing Authority
Revenue Bonds (Sutter Health), Series A,
5.25%, 11/15/46	7,500	7,298,025
California Pollution Control Financing Authority,
Solid Waste Disposal Revenue Bonds (Waste
Management Inc. Project), AMT:
Series A-2, 5.40%, 4/01/25	6,000	5,527,020
Series C, 5.125%, 11/01/23	6,750	6,068,790
California Pollution Control Financing Authority,
Solid Waste Disposal Revenue Refunding Bonds
(Republic Services Inc. Project), AMT, Series C,
5.25%, 6/01/23	4,150	3,877,262
California Rural Home Mortgage Finance Authority,
S/F Mortgage Revenue Refunding Bonds
(Mortgage-Backed Securities Program), AMT,
Series A-2, 7%, 9/01/29 (b)(c)	45	45,722
California State, GO, 5.25%, 4/01/29	5	5,054
California State, GO, Refunding, 5.75%, 5/01/30	115	119,529
California State, Various Purpose, GO:
5.25%, 11/01/27	10,000	10,209,000
5.50%, 11/01/33	14,100	14,399,061
California Statewide Communities Development
Authority, Health Facility Revenue Bonds (Memorial
Health Services), Series A, 6%, 10/01/23	9,880	10,279,745

See Notes to Financial Statements.

BLACKROCK MUNICIPAL BOND FUND, INC.

JUNE 30, 2008

25

Schedule of Investments (continued)

BlackRock National Municipal Fund

(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

California (continued)
California Statewide Communities Development
Authority Revenue Bonds (Catholic
Healthcare West):
Series B, 5.50%, 7/01/30	$ 3,000	$ 3,010,560
Series D, 5.50%, 7/01/31	2,000	2,002,800
Chabot-Las Positas, California, Community College
District, GO (Election of 2004), Series B,
5%, 8/01/31 (a)	12,895	12,772,368
Chula Vista, California, Community Facilities District
Number 06-1, Special Tax Bonds (Eastlake Woods
Area), Series A:
6.05%, 9/01/20	1,080	1,098,932
6.15%, 9/01/26	2,965	2,977,690
Chula Vista, California, IDR, Refunding (San
Diego Gas & Electric Co.), AMT, Series C,
5.25%, 12/01/27	10,000	9,475,100
Contra Costa County, California, Special Tax Bonds
(Community Facilities District Number 2001-01):
6%, 9/01/26	1,585	1,522,234
6.10%, 9/01/31	1,200	1,152,492
Elk Grove, California, Poppy Ridge Community
Facilities District Number 3, Special Tax Bonds,
Series 1, 6%, 9/01/08 (d)	3,100	3,151,398
Los Angeles, California, Unified School District, GO
(Election of 2004), Series H, 5%, 7/01/32 (f)	20,000	20,260,400
Los Angeles County, California, Metropolitan
Transportation Authority, Sales Tax Revenue
Refunding Bonds, Proposition A, First Tier
Senior-Series A, 5%, 7/01/35 (a)	12,730	12,737,383
Metropolitan Water District of Southern California,
Waterworks Revenue Refunding Bonds, Series B,
5%, 7/01/35	10,000	10,131,600
Palomar Pomerado Health Care District,
California, GO (Election of 2004), Series A,
5.125%, 8/01/37 (g)	23,200	23,467,728
Poway, California, Unified School District, Special Tax
Bonds (Community Facilities District Number 6),
Series A, 6.05%, 9/01/25	1,100	1,107,436
Riverside, California, Improvement Bond Act of 1915,
Special Assessment (Riverwalk Assessment
District), 6.375%, 9/02/26	2,695	2,734,509
Roseville, California, Special Tax Bonds:
(Fiddyment Ranch Community Facilities
Number 1), 5.125%, 9/01/26	3,915	3,250,664
(Stoneridge Community Facilities Number 1),
6%, 9/01/11 (d)	1,125	1,247,681
(Stoneridge Community Facilities Number 1),
6.20%, 9/01/11 (d)	1,250	1,393,813
(Stoneridge Community Facilities Number 1),
6.30%, 9/01/11 (d)	2,500	2,795,125
Sacramento, California, Special Tax (North Natomas
Community Facilities):
Series 01-03, 6%, 9/01/28	2,200	2,164,426
Series 4-C, 6%, 9/01/28	2,265	2,228,375
San Diego, California, Public Facilities Financing
Authority, Subordinated Water Revenue Refunding
Bonds, 5%, 8/01/32 (g)	10,000	9,916,600
San Francisco, California, City and County Airport
Commission, International Airport Revenue
Refunding Bonds, AMT, Issue 34E, Second Series,
5.75%, 5/01/21 (f)	10,720	11,312,280

	Par
Municipal Bonds	(000)	Value

California (concluded)
San Francisco, California, City and County
Redevelopment Agency, Community Facilities
District Number 6, Special Tax Bonds (Mission Bay
South Public Improvements Project):
6%, 8/01/21	$ 5,000	$5,010,800
Series A, 6%, 8/01/25	2,500	2,455,350
San Francisco, California, Uptown Parking
Corporation, Parking Revenue Bonds (Union
Square), 6%, 7/01/20 (g)	1,075	1,159,441
Santa Clara County, California, Financing Authority,
Lease Revenue Refunding Bonds, Series L,
5.25%, 5/15/36	11,000	11,237,380
Santa Margarita, California, Water District, Special
Tax Refunding Bonds (Community Facilities District
Number 99), Series 1:
6.20%, 9/01/09 (d)	1,030	1,098,886
6.25%, 9/01/09 (d)	2,950	3,142,901
6.20%, 9/01/20	2,650	2,697,038
Southern California HFA, S/F Mortgage Revenue
Bonds, AMT, Series A, 5.80%, 12/01/49 (b)(c)	4,445	4,405,306
Tustin, California, Community Facilities District
Number 07-1, Special Tax Bonds (Tustin Legacy),
6%, 9/01/37	2,000	1,869,740

		259,824,713

Colorado — 1.9%
Boulder County, Colorado, Hospital Development
Revenue Bonds (Longmont United Hospital Project),
6%, 12/01/10 (d)(e)	500	536,195
Colorado HFA, Revenue Bonds (S/F Program),
Series B-3, 6.55%, 10/01/16	200	205,990
Colorado HFA, Revenue Refunding Bonds
(S/F Program):
AMT, Senior Series A-2, 7.50%, 4/01/31	200	207,808
AMT, Senior Series B-2, 7.10%, 4/01/17	80	82,822
AMT, Senior Series B-2, 7.25%, 10/01/31	640	680,480
AMT, Senior Series B-3, 6.80%, 11/01/28	20	20,351
AMT, Senior Series C-2, 7.25%, 10/01/31 (h)	275	279,265
Senior Series A-3, 7.35%, 10/01/30	80	82,983
Senior Series C-3, 6.75%, 10/01/21 (h)	445	470,952
Senior Series C-3, 7.15%, 10/01/30 (h)	100	101,755
Colorado Health Facilities Authority, Revenue
Refunding Bonds:
(Christian Living Communities Project), Series A,
5.75%, 1/01/37	1,500	1,308,720
(Poudre Valley Health Care), Series B,
5.25%, 3/01/36 (f)	6,315	6,376,824
Colorado Water Resource and Power Development
Authority, Small Water Resources Revenue Bonds,
Series A (i):
5.80%, 11/01/10 (d)	350	373,887
5.80%, 11/01/20	200	203,648
Elk Valley, Colorado, Public Improvement Revenue
Bonds (Public Improvement Fee):
Series A, 7.35%, 9/01/31	7,560	7,538,832
Series B, 7.45%, 9/01/31	880	881,804
Larimer County, Colorado, Poudre School District
Number R-1, GO, 6%, 12/15/10 (d)(i)	3,685	3,962,849

See Notes to Financial Statements.

26 BLACKROCK MUNICIPAL BOND FUND, INC.

JUNE 30, 2008

Schedule of Investments (continued)

BlackRock National Municipal Fund

(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Colorado (concluded)
Plaza Metropolitan District Number 1, Colorado,
Tax Allocation Revenue Bonds (Public
Improvement Fees):
8%, 12/01/25	$ 7,700	$ 8,067,444
8.125%, 12/01/25	1,910	1,915,214

		33,297,823

Connecticut — 1.7%
Connecticut State Development Authority,
Governmental Lease Revenue Bonds,
6.60%, 6/15/14 (g)	1,000	1,003,260
Connecticut State Development Authority, Water
Facility Revenue Bonds (Bridgeport Hydraulic
Company), AMT, 6.15%, 4/01/35 (a)	1,250	1,270,787
Connecticut State Development Authority, Water
Facility Revenue Refunding Bonds (Aquarion Water
Company Project), AMT, 5.10%, 9/01/37 (j)	2,750	2,327,792
Connecticut State, HFA, Revenue Refunding Bonds
(Housing Mortgage Finance Program), Series C-1,
6.30%, 11/15/17	960	992,448
Connecticut State Health and Educational Facilities
Authority Revenue Bonds:
(Bridgeport Hospital), Series A,
6.625%, 7/01/18 (g)	1,000	1,004,680
(Waterbury Hospital Issue), Series C,
5.75%, 7/01/20 (e)	1,500	1,523,520
(Westover School), Series A,
5.70%, 7/01/10 (d)(e)	1,000	1,067,180
Connecticut State Health and Educational Facilities
Authority, Revenue Refunding Bonds:
(Eastern Connecticut Health Network), Series A,
6.50%, 7/01/10 (d)(e)	12,045	13,040,759
(Sacred Heart University), 6.625%, 7/01/26 (e)	640	641,472
(University of Hartford), Series E,
5.50%, 7/01/22 (e)	5,710	5,832,765
Connecticut State Higher Education Supplemental
Loan Authority, Revenue Bonds (Family Education
Loan Program), AMT, Series A, 5.50%, 11/15/20 (g)	385	388,657
Waterbury, Connecticut, GO, 6%, 2/01/09 (d)(e)	860	889,876

		29,983,196

Florida — 10.4%
Alachua County, Florida, IDR (North Florida
Retirement Village), Refunding, 5.875%, 11/15/36	5,500	4,846,710
Anthem Park Community Development District,
Florida, Capital Improvement Revenue Bonds,
5.80%, 5/01/36	1,920	1,582,790
Ave Maria Stewardship Community District, Florida,
Capital Improvement Revenue Bonds, Series A,
5.125%, 5/01/38	2,000	1,470,280
Ave Maria Stewardship Community District, Florida,
Revenue Bonds, 4.80%, 11/01/12	1,500	1,375,635
Ballantrae, Florida, Community Development District,
Capital Improvement Revenue Bonds, 6%, 5/01/35	1,620	1,577,734
Beacon Tradeport Community, Florida, Development
District, Special Assessment Revenue Refunding
Bonds (Commercial Project), Series A,
5.25%, 5/01/16 (e)	1,670	1,687,418
CFM Community Development District, Florida,
Capital Improvement Revenue Bonds, Series B,
5.875%, 5/01/14	2,500	2,249,300

	Par
Municipal Bonds	(000)	Value

Florida (continued)
Duval County, Florida, School Board, COP,
5.75%, 7/01/17 (f)	$ 2,725	$2,818,222
Fiddlers Creek, Florida, Community Development
District Number 2, Special Assessment
Revenue Bonds:
Series A, 6.375%, 5/01/35	5,350	4,904,934
Series B, 5.75%, 5/01/13	560	540,058
Florida Housing Finance Corporation, Homeowner
Mortgage Revenue Bonds, AMT, Series 1,
6%, 7/01/39 (b)(c)	1,850	1,861,489
Halifax Hospital Medical Center, Florida, Hospital
Revenue Refunding and Improvement Bonds,
Series A, 5.25%, 6/01/26	7,000	6,641,320
Highland Meadows Community Development District,
Florida, Special Assessment Bonds, Series A,
5.50%, 5/01/36	1,115	744,731
Hillsborough County, Florida, IDA, Exempt Facilities
Revenue Bonds (National Gypsum Company), AMT,
Series A, 7.125%, 4/01/30	5,000	4,799,550
Hillsborough County, Florida, IDA, Hospital Revenue
Bonds (Tampa General Hospital Project),
5.25%, 10/01/41	16,845	15,837,837
Lee County, Florida, IDA, Health Care Facilities,
Revenue Refunding Bonds (Shell Point/Alliance
Obligor Group), 5%, 11/15/29	2,000	1,681,480
Lexington Oaks, Florida, Community Development
District, Special Assessment Revenue Bonds,
Series A, 6.70%, 5/01/33	1,075	1,111,529
Mediterra, Florida, South Community Development
District, Capital Improvement Revenue Bonds,
6.85%, 5/01/31	930	951,204
Miami-Dade County, Florida, Aviation Revenue
Refunding Bonds (Miami International Airport),
AMT, Series A (m):
5.50%, 10/01/24	5,185	5,269,049
5.50%, 10/01/25	7,320	7,422,407
Middle Village Community Development District,
Florida, Special Assessment Bonds, Series A,
6%, 5/01/35	2,500	2,229,225
Midtown Miami, Florida, Community Development
District, Special Assessment Revenue Bonds,
Series A, 6.25%, 5/01/37	6,625	5,959,453
New River Community Development District, Florida,
Capital Improvement Revenue Bonds, Series B,
5%, 5/01/13	1,000	901,540
Orange County, Florida, HFA, M/F Housing
Revenue Bonds (Loma Vista Project), Series G,
5.50%, 3/01/32	3,500	3,413,795
Orange County, Florida, Health Facilities Authority,
Hospital Revenue Bonds (Orlando Regional
Healthcare), 5.70%, 7/01/26	1,000	895,160
Panther Trace Community Development District II,
Florida, Special Assessment Revenue Bonds:
5.125%, 11/01/13	9,975	9,136,402
Series A, 5.60%, 5/01/35	4,900	3,916,276
Park Place Community Development District,
Florida, Special Assessment Revenue Bonds:
6.75%, 5/01/10 (d)	920	985,210
6.375%, 5/01/34	2,300	2,224,928

See Notes to Financial Statements.

BLACKROCK MUNICIPAL BOND FUND, INC.

JUNE 30, 2008

27

Schedule of Investments (continued)

BlackRock National Municipal Fund

(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Florida (concluded)
Saint Lucie, Florida, West Services District,
Utility Revenue Refunding Bonds, Senior Lien,
6%, 10/01/22 (g)	$ 2,000	$2,122,680
Sarasota County, Florida, Health Facilities Authority,
Retirement Facility Revenue Refunding Bonds
(Village on the Isle Project):
5.50%, 1/01/27	780	702,944
5.50%, 1/01/32	1,645	1,432,186
Seminole County, Florida, Water and Sewer Revenue
Bonds, 5%, 10/01/36	16,920	17,043,854
Somerset Community Development District,
Florida, Capital Improvement Revenue Bonds,
5%, 5/01/15	2,575	2,278,180
Sterling Hill Community Development District,
Florida, Capital Improvement Revenue Refunding
Bonds, Series B, 5.50%, 11/01/10	185	182,758
Suncoast Community Development District, Florida,
Capital Improvement Revenue Bonds, Series A,
5.875%, 5/01/34	2,585	2,480,437
Sunshine State Governmental Finance
Commission, Florida, Revenue Bonds, VRDN,
9%, 7/01/16 (a)(k)	50,000	50,000,000
Tern Bay Community Development District, Florida,
Capital Improvement Revenue Refunding Bonds,
Series B, 5%, 5/01/15	1,190	712,929
Tolomato Community Development District, Florida,
Special Assessment Bonds, 6.45%, 5/01/23	3,000	2,932,560
Watergrass Community Development District, Florida,
Special Assessment Revenue Bonds, Series B,
4.875%, 11/01/10	1,365	1,299,971

		180,224,165

Georgia — 2.8%
Atlanta, Georgia, Airport Passenger Facility Charge
and Subordinate Lien General Revenue Refunding
Bonds, Series C, 5%, 1/01/33 (f)	17,000	17,096,220
Atlanta, Georgia, Tax Allocation Bonds (Atlantic
Station Project), 7.90%, 12/01/11 (d)	5,000	5,805,750
Brunswick and Glynn County, Georgia, Development
Authority, First Mortgage Revenue Bonds (Coastal
Community Retirement Corporation Project),
Series A (l)(q)(u):
7.125%, 1/01/25	2,285	1,532,778
7.25%, 1/01/35	4,555	3,055,494
College Park, Georgia, Business and IDA
Revenue Bonds (Civic Center Project),
5.75%, 9/01/10 (a)(d)	5,210	5,634,146
Fulton County, Georgia, Development Authority
Revenue Bonds (Morehouse College Project),
5.875%, 12/01/10 (a)(d)	3,450	3,729,519
Fulton County, Georgia, Residential Care Facilities,
Revenue Refunding Bonds (Canterbury Court
Project), Series A, 6%, 2/15/22	2,250	2,125,823
Gainesville, Georgia, Redevelopment Authority,
Educational Facilities Revenue Refunding Bonds
(Riverside Military Academy):
5.125%, 3/01/27	2,460	2,208,563
5.125%, 3/01/37	1,800	1,535,562

	Par
Municipal Bonds	(000)	Value

Georgia (concluded)
Milledgeville-Baldwin County, Georgia, Development
Authority Revenue Bonds (Georgia College and
State University Foundation), 6%, 9/01/14 (d)	$ 1,500	$ 1,707,735
Rockdale County, Georgia, Development Authority
Revenue Bonds (Visy Paper Project), AMT, Series A,
6.125%, 1/01/34	5,000	4,810,050

		49,241,640

Illinois — 5.9%
Bolingbrook, Illinois, Special Services Area
Number 1, Special Tax Bonds (Forest City Project),
5.90%, 3/01/27	1,000	937,600
Chicago, Illinois, Motor Fuel Tax Revenue Bonds,
Series A, 5%, 1/01/38 (m)	11,000	11,000,000
Chicago, Illinois, O’Hare International Airport, General
Airport Revenue Bonds, Third Lien, Series A,
5.25%, 1/01/23 (i)(m)	3,750	3,881,550
Chicago, Illinois, O’Hare International Airport Revenue
Bonds, Third Lien, AMT, Series B-2, 6%, 1/01/29 (j)	26,800	27,187,796
Chicago, Illinois, Park District, GO, Refunding,
Series B, 5.75%, 1/01/15 (i)	350	366,488
Chicago, Illinois, Park District, Limited Tax, GO,
Series A, 5.75%, 1/01/16 (i)	230	240,835
Chicago, Illinois, S/F Mortgage Revenue Bonds, AMT,
Series A, 7.15%, 9/01/31 (b)(c)	280	289,486
Chicago, Illinois, Special Assessment Bonds (Lake
Shore East), 6.75%, 12/01/32	2,000	2,008,100
Cicero, Illinois, GO, Refunding (Corporate Purpose),
6%, 12/01/28 (g)	3,210	3,361,961
Hodgkins, Illinois, Environmental Improvement
Revenue Bonds (Metro Biosolids Management LLC
Project), AMT, 6%, 11/01/23	10,000	10,032,100
Illinois Development Finance Authority Revenue
Bonds (Community Rehabilitation Providers
Facilities), Series A, 6.50%, 7/01/22	3,140	3,277,846
Illinois Municipal Electric Agency, Power Supply
Revenue Bonds, Series A, 5%, 2/01/35 (g)(i)	10,000	9,643,400
Illinois State Finance Authority Revenue Bonds:
(Friendship Village of Schaumburg), Series A,
5.625%, 2/15/37	1,750	1,402,853
(Landing At Plymouth Place Project), Series A,
6%, 5/15/37	2,155	1,906,033
Illinois State Finance Authority, Revenue Refunding
Bonds (Sherman Health System Project), Series A,
5.50%, 8/01/37	3,500	3,264,940
Illinois State, GO, 1st Series (g):
5.75%, 12/01/15	8,890	9,387,307
5.75%, 12/01/16	3,745	3,958,989
5.75%, 12/01/17	4,000	4,228,560
Illinois State, Sales Tax Revenue Bonds, 6%, 6/15/20	3,000	3,144,180
Illinois State, Sales Tax Revenue Refunding Bonds,
Series Q, 6%, 6/15/09	795	819,168
Village of Wheeling, Illinois, Revenue Bonds (North
Milwaukee/Lake-Cook Tax Increment Financing
Redevelopment Project), 6%, 1/01/25	1,585	1,437,056

		101,776,248

Indiana — 0.4%
Indiana Bond Bank, Special Program Revenue Bonds
(Town of Westfield and West Central Conservancy
District Projects), Series A, 5.125%, 10/01/22 (g)	7,350	7,540,439

See Notes to Financial Statements.

28 BLACKROCK MUNICIPAL BOND FUND, INC.

JUNE 30, 2008

Schedule of Investments (continued)

BlackRock National Municipal Fund

(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Iowa — 0.3%
Iowa City, Iowa, Sewer Revenue Bonds,
5.75%, 7/01/21 (g)	$ 1,000	$ 1,002,010
Iowa Finance Authority, Health Care Facilities,
Revenue Refunding Bonds (Care Initiatives Project),
9.25%, 7/01/11 (d)	3,775	4,481,680

		5,483,690

Kansas — 0.2%
Sedgwick and Shawnee Counties, Kansas,
S/F Revenue Bonds, AMT, Series A-1,
6.95%, 6/01/29 (n)	1,160	1,215,274
Wichita, Kansas, Hospital Facilities Revenue
Refunding and Improvement Bonds, Series III,
6.25%, 11/15/19	2,500	2,646,475

		3,861,749

Louisiana — 0.8%
Jefferson Parish, Louisiana, Finance Authority,
S/F Mortgage Revenue Bonds, Series B,
5.70%, 12/01/48 (b)(c)	5,000	5,030,100
Louisiana HFA, S/F Mortgage Revenue Bonds, AMT,
Series D-2, 5.80%, 6/01/20 (c)	245	247,778
Louisiana Local Government Environmental Facilities
and Community Development Authority, Revenue
Bonds (Capital Projects and Equipment Acquisition
Program), Series A, 6.30%, 7/01/30 (a)	7,000	7,298,410
Rapides Finance Authority, Louisiana, Environmental
Improvement Revenue Bonds (International Paper
Company Project), AMT, Series A, 6.55%, 11/15/23	2,000	2,026,300

		14,602,588

Maryland — 0.4%
Anne Arundel County, Maryland, Special Obligation
Revenue Bonds (Arundel Mills Project),
7.10%, 7/01/09 (d)	500	533,685
Maryland State Community Development
Administration, Department of Housing and
Community Development, Housing Revenue
Bonds, AMT, Series B, 6.15%, 1/01/21	1,000	1,011,600
Maryland State Community Development
Administration, Department of Housing and
Community Development Revenue Bonds
(Waters Landing II Apartments), AMT, Series A,
5.875%, 8/01/33	1,000	1,016,300
Maryland State Energy Financing Administration,
Solid Waste Disposal Revenue Bonds, Limited
Obligation (Wheelabrator Water Projects), AMT,
6.45%, 12/01/16	1,000	1,005,990
Maryland State Health and Higher Educational
Facilities Authority Revenue Bonds (King
Farm Presbyterian Community), Series B,
5%, 1/01/17	3,200	3,023,904

		6,591,479

Massachusetts — 1.9%
Massachusetts Educational Financing Authority,
Education Loan Revenue Refunding Bonds,
AMT, Issue E, 5.85%, 7/01/14 (a)	195	195,495
Massachusetts State Development Finance
Agency Revenue Bonds (Linden Ponds, Inc.
Project), Series A, 5.50%, 11/15/27	3,000	2,629,980

	Par
Municipal Bonds	(000)	Value

Massachusetts (concluded)
Massachusetts State Health and Education
Facilities Authority Revenue Bonds, VRDN,
2.744%, 6/23/2022 (k)	$ 3,350	$3,350,000
Massachusetts State Health and Educational
Facilities Authority Revenue Bonds (Medical
Center of Central Massachusetts), CARS, RIB,
Series B, 10.076%, 6/23/22 (a)(k)	3,350	3,423,767
Massachusetts State School Building Authority,
Dedicated Sales Tax Revenue Bonds, Series A,
5%, 8/15/37 (a)	20,700	20,819,439
Massachusetts State Water Pollution Abatement
Trust, Water Abatement Revenue Bonds,
Series A, 6.375%, 2/01/15	130	130,441
Montachusett, Massachusetts, Regional
Vocational Technical School District, GO,
5.95%, 1/15/10 (d)(g)	1,600	1,674,704

		32,223,826

Michigan — 1.9%
Delta County, Michigan, Economic Development
Corporation, Environmental Improvement
Revenue Refunding Bonds (Mead Westvaco-
Escanaba), Series A, 6.25%, 4/15/12 (d)	7,500	8,258,700
Detroit, Michigan, Water Supply System Revenue
Bonds, Senior Lien, Series B, 5.50%, 7/01/35 (i)	10,875	11,377,316
Dickinson County, Michigan, Economic
Development Corporation, Environmental
Improvement Revenue Refunding Bonds
(International Paper Company Project), Series A,
5.75%, 6/01/16	500	501,015
Eastern Michigan University, General Revenue
Refunding Bonds (a):
6%, 6/01/10 (d)	585	626,710
6%, 6/01/24	415	433,551
Flint, Michigan, Hospital Building Authority,
Revenue Refunding Bonds (Hurley Medical
Center), 6%, 7/01/20	3,000	2,888,370
Macomb County, Michigan, Hospital Finance
Authority, Hospital Revenue Bonds (Mount Clemens
General Hospital), Series B, 5.875%, 11/15/34	3,325	3,053,614
Michigan State Hospital Finance Authority, Revenue
Refunding Bonds (Mercy-Mount Clemens), Series A,
6%, 5/15/09 (d)(g)	1,500	1,568,040
Michigan Tobacco Settlement Financing Authority,
Tobacco Settlement Asset-Backed Revenue Bonds,
Senior Series A, 6%, 6/01/48	4,010	3,431,437

		32,138,753

Minnesota — 0.5%
Anoka County, Minnesota, Solid Waste Disposal
Revenue Bonds (Natural Rural Utilities), AMT,
Series A, 6.95%, 12/01/08	240	242,306
Eden Prairie, Minnesota, M/F Housing Revenue
Bonds (Rolling Hills Project), Series A,
6.15%, 8/20/31 (n)	1,000	1,063,000
Minneapolis and Saint Paul, Minnesota, Metropolitan
Airports Commission, Airport Revenue Bonds, AMT,
Sub-Series D (i):
5.75%, 1/01/12	470	480,636
5.75%, 1/01/14	470	478,747
5.75%, 1/01/15	2,060	2,095,432

See Notes to Financial Statements.

BLACKROCK MUNICIPAL BOND FUND, INC.

JUNE 30, 2008

29

Schedule of Investments (continued)

BlackRock National Municipal Fund

(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Minnesota (concluded)
Ramsey County, Minnesota, Housing and
Redevelopment Authority, M/F Housing Revenue
Bonds (Hanover Townhouses Project), AMT,
6%, 7/01/31	$ 1,110	$ 1,110,599
Saint Cloud, Minnesota, Health Care Revenue
Refunding Bonds (Saint Cloud Hospital Obligation
Group), Series A, 6.25%, 5/01/20 (f)	1,000	1,057,270
Waconia, Minnesota, Health Care Facilities Revenue
Bonds (Ridgeview Medical Center Project),
Series A, 6.125%, 1/01/10 (d)(e)	1,500	1,577,895

		8,105,885

Mississippi — 0.3%
Mississippi Home Corporation, S/F Mortgage
Revenue Bonds, Series A-1, 5.50%, 6/01/38 (b)(c)	3,885	3,974,744
Warren County, Mississippi, Environmental
Improvement Revenue Refunding Bonds
(International Paper Company Project), AMT,
Series B, 6.75%, 8/01/21	1,700	1,733,082

		5,707,826

Missouri — 0.5%
Fenton, Missouri, Tax Increment Revenue Refunding
and Improvement Bonds (Gravois Bluffs
Redevelopment Project), 5%, 4/01/14	1,000	1,039,410
Kansas City, Missouri, IDA, First Mortgage Health
Facilities Revenue Bonds (Bishop Spencer Place),
Series A, 6.50%, 1/01/35	1,500	1,436,220
Missouri State Housing Development Commission,
S/F Mortgage Revenue Bonds (Homeownership
Loan Program), AMT, Series E-1, 5.60%, 3/01/37 (c)	6,050	6,012,611

		8,488,241

Montana — 0.5%
Montana State Board of Housing, S/F Mortgage
Revenue Refunding Bonds, AMT, Series A-2,
5.50%, 6/01/37	2,815	2,829,216
Montana State Higher Education Student Assistance
Corporation, Student Loan Revenue Refunding
Bonds, AMT, Sub-Series B, 6.40%, 12/01/32	6,000	6,047,880

		8,877,096

Nevada — 2.6%
Clark County, Nevada, Airport Revenue Bonds
(Jet Aviation Fuel Tax), AMT, Series C,
5.375%, 7/01/20 (a)	3,500	3,475,570
Clark County, Nevada, Improvement District Number
142, Special Assessment Bonds, 6.375%, 8/01/23	1,520	1,427,523
Elko, Nevada, GO (Airport Improvement), AMT,
Series B (g):
6.10%, 10/01/14	165	167,096
6.30%, 10/01/19	245	247,641
6.75%, 10/01/24	320	323,523
7%, 10/01/29	225	227,493
Henderson, Nevada, Health Care Facilities, Revenue
Refunding Bonds (Catholic Healthcare West),
Series B, 5.25%, 7/01/31	20,000	19,051,200
Reno, Nevada, Health Revenue Refunding
Bonds (Catholic Healthcare West), Series A,
5.25%, 7/01/31	10,000	9,525,600

	Par
Municipal Bonds	(000)	Value

Nevada (concluded)
Reno, Nevada, Special Assessment District Number 4
(Somerset Parkway), 6.625%, 12/01/22	$ 1,835	$ 1,839,441
Sparks, Nevada, Redevelopment Agency, Tax Allocation
Revenue Refunding Bonds, Series A (e):
6%, 1/15/15	3,110	3,243,264
6%, 1/15/23	6,315	6,400,505

		45,928,856

New Hampshire — 0.2%
New Hampshire Health and Education Facilities
Authority, Revenue Refunding Bonds:
(Elliot Hospital), Series B, 5.60%, 10/01/22	1,750	1,775,078
(Havenwood-Heritage Heights Retirement
Community), Series A, 5%, 1/01/16	540	489,812
(Havenwood-Heritage Heights Retirement
Community), Series A, 5.35%, 1/01/26	1,035	889,489

		3,154,379

New Jersey — 2.2%
Camden County, New Jersey, Pollution Control
Financing Authority, Solid Waste Resource Recovery,
Revenue Refunding Bonds, AMT, Series B,
7.50%, 12/01/09	195	195,536
New Jersey EDA, Retirement Community Revenue
Bonds (Cedar Crest Village Inc. Facility), Series A,
7.25%, 11/15/11 (d)	3,300	3,739,626
New Jersey EDA, State Lease Revenue Bonds (State
Office Buildings Projects), 6%, 6/15/10 (a)(d)	3,680	3,912,907
New Jersey Health Care Facilities Financing Authority
Revenue Bonds (South Jersey Hospital System),
6%, 7/01/12 (d)	3,130	3,417,459
New Jersey Health Care Facilities Financing Authority,
Revenue Refunding Bonds, Series A:
(AHS Hospital Corporation), 5%, 7/01/27	6,175	6,048,907
(Capital Health System Inc.), 5.75%, 7/01/23	2,250	2,275,290
New Jersey State Housing and Mortgage Finance
Agency, M/F Housing Revenue Refunding Bonds,
Series B, 6.25%, 11/01/26 (f)	640	651,891
New Jersey State Turnpike Authority, Turnpike Revenue
Refunding Bonds, Series A (g):
5.75%, 1/01/10 (d)	7,025	7,357,564
5.75%, 1/01/18	2,975	3,066,005
Tobacco Settlement Financing Corporation of
New Jersey, Asset-Backed Revenue Bonds,
7%, 6/01/13 (d)	7,000	8,090,600

		38,755,785

New Mexico — 0.2%
New Mexico Mortgage Financing Authority,
S/F Mortgage Program Revenue Bonds, AMT,
Series D, 6.15%, 7/01/35 (b)(c)	2,640	2,724,216
Santa Fe County, New Mexico, Correctional System
Revenue Bonds, 6%, 2/01/27 (f)	250	285,233

		3,009,449

New York — 3.5%
New York City, New York, City IDA, Civic Facility
Revenue Bonds (Special Needs Facilities Pooled
Program), Series C-1, 6%, 7/01/12	2,590	2,558,480
New York City, New York, City IDA, Special Facility
Revenue Bonds (British Airways Plc Project), AMT,
7.625%, 12/01/32	4,050	3,483,162

See Notes to Financial Statements.

30 BLACKROCK MUNICIPAL BOND FUND, INC.

JUNE 30, 2008

Schedule of Investments (continued)

BlackRock National Municipal Fund

(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

New York (concluded)
New York City, New York, City Transitional Finance
Authority, Building Aid Revenue Refunding Bonds,
Series S-1, 5%, 1/15/34	$10,000	$10,103,400
New York City, New York, GO, Refunding, Series A:
6%, 5/15/10 (d)	6,540	7,008,460
6.25%, 5/15/10 (d)(j)	2,205	2,372,955
6%, 5/15/21 (j)	60	63,270
New York City, New York, GO, Series B (g):
5.875%, 8/01/10 (d)	6,640	7,138,266
5.875%, 8/01/15	1,300	1,375,751
New York State Dormitory Authority, Non-State
Supported Debt, Revenue Refunding Bonds (Mount
Sinai-NYU Medical Center Health System), Series A:
6.50%, 7/01/10 (d)	590	637,808
6.50%, 7/01/16	2,410	2,501,315
New York State Dormitory Authority, Revenue
Refunding Bonds, Series A:
(Mount Sinai Health), 6.50%, 7/01/25	1,680	1,729,728
(State University Educational Facilities),
7.50%, 5/15/13	3,000	3,517,230
New York State Environmental Facilities Corporation,
State Clean Water and Drinking Revenue Bonds
(Revolving Funds), Series B, 5.875%, 1/15/19	1,360	1,411,966
Oneida County, New York, IDA Revenue Bonds
(Civic Facility-Faxton Hospital), Series C,
6.625%, 1/01/15 (e)	2,285	2,403,112
Suffolk County, New York, IDA, Civic Facility Revenue
Bonds (Special Needs Facilities Pooled Program),
Series D-1, 6%, 7/01/12	80	78,927
Triborough Bridge and Tunnel Authority, New
York, Subordinate Revenue Bonds,
5.125%, 11/15/26 (a)	5,000	5,104,400
Westchester County, New York, IDA, Civic Facilities
Revenue Bonds (Special Needs Facilities Pooled
Program), Series E-1, 6%, 7/01/12	570	562,356
Westchester County, New York, IDA, Continuing Care
Retirement, Mortgage Revenue Bonds (Kendal on
Hudson Project), Series A, 6.50%, 1/01/13 (d)	8,095	9,145,326

		61,195,912

North Carolina — 2.6%
Brunswick County, North Carolina, COP,
6%, 6/01/10 (d)(f)	920	985,780
North Carolina Eastern Municipal Power Agency,
Power System Revenue Bonds, Series D,
6.75%, 1/01/26	4,000	4,169,760
North Carolina Eastern Municipal Power Agency,
Power System Revenue Refunding Bonds, Series D,
6.70%, 1/01/19 (o)	4,440	4,638,424
North Carolina HFA, Home Ownership Revenue
Bonds, AMT, Series 9-A, 5.80%, 1/01/20	3,800	3,900,244
North Carolina Medical Care Commission, Health
Care Facilities, First Mortgage Revenue Bonds
(Presbyterian Homes Project):
6.875%, 10/01/10 (d)	2,500	2,726,125
5.50%, 10/01/31	3,000	2,830,860
North Carolina Medical Care Commission, Health Care
Facilities, First Mortgage Revenue Refunding Bonds:
(Presbyterian Homes Project), Series B,
5.20%, 10/01/21	2,500	2,439,025
(Salemtowne Project), 5.10%, 10/01/30	1,100	936,771

	Par
Municipal Bonds	(000)	Value

North Carolina (concluded)
North Carolina Medical Care Commission, Retirement
Facilities, First Mortgage Revenue Bonds:
(Forest at Duke Project), 6.375%, 9/01/12 (d)	$ 1,625	$1,793,610
(Givens Estates Project), Series A,
6.50%, 7/01/13 (d)	2,500	2,857,525
North Carolina Medical Care Commission, Retirement
Facilities, First Mortgage Revenue Refunding Bonds:
(Forest at Duke Project), 5.125%, 9/01/32	5,000	4,680,850
(Givens Estates Project), 5%, 7/01/33	1,000	917,270
North Carolina Municipal Power Agency Number 1,
Catawba Electric Revenue Refunding Bonds, Series B:
6.375%, 1/01/13	500	526,100
6.375%, 1/01/13 (o)	1,080	1,136,376
6.50%, 1/01/20	5,000	5,208,300
6.50%, 1/01/20 (o)	2,500	2,604,150
Piedmont Triad Airport Authority, North Carolina,
Airport Revenue Refunding Bonds, Series A (d)(f):
6%, 7/01/09	1,000	1,051,680
6.375%, 7/01/09	1,000	1,055,400

		44,458,250

Ohio — 2.1%
Buckeye Tobacco Settlement Financing Authority,
Ohio, Tobacco Settlement Asset-Backed Bonds,
Series A-2:
5.875%, 6/01/30	5,000	4,440,250
5.75%, 6/01/34	7,000	5,981,780
Lorain County, Ohio, Hospital Revenue Refunding
Bonds (Catholic Healthcare Partners), Series C-2,
5%, 4/01/33 (f)	20,000	19,802,200
Ohio State, HFA, Mortgage Revenue Refunding Bonds,
AMT, Series C, 5.90%, 9/01/35 (c)	5,170	5,278,777
Port of Greater Cincinnati Development Authority,
Ohio, Special Assessment Revenue Bonds
(Cooperative Public Parking Infrastructure Project),
6.40%, 2/15/34	1,470	1,457,064

		36,960,071

Oregon — 0.3%
Forest Grove, Oregon, Campus Improvement Revenue
Refunding Bonds (Pacific University) (d)(e):
6%, 5/01/10	250	264,875
6.20%, 5/01/10	250	265,765
Oregon State Housing and Community Services
Department, Mortgage Revenue Refunding Bonds
(S/F Mortgage Program), Series A:
6.40%, 7/01/18	50	50,717
AMT, 6.20%, 7/01/27	35	35,266
Portland, Oregon, M/F Housing Authority Revenue
Bonds (Lovejoy Station Apartments Project), AMT,
5.90%, 7/01/23 (g)	500	504,875
Portland, Oregon, Urban Renewal and Redevelopment
Revenue Refunding Bonds, Series A (a):
(Downtown Waterfront), 5.75%, 6/15/18	1,000	1,048,450
(South Park Blocks), 5.75%, 6/15/18	3,190	3,344,556

		5,514,504

See Notes to Financial Statements.

BLACKROCK MUNICIPAL BOND FUND, INC.

JUNE 30, 2008

31

Schedule of Investments (continued)

BlackRock National Municipal Fund

(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Pennsylvania — 3.8%
Allegheny County, Pennsylvania, IDA, Environmental
Improvement Revenue Refunding Bonds,
5.50%, 11/01/16	$ 3,640	$3,668,756
Allegheny County, Pennsylvania, Sanitation Authority,
Sewer Revenue Bonds, 5.75%, 12/01/10 (d)(g)	2,220	2,388,542
Bucks County, Pennsylvania, IDA, Retirement
Community Revenue Bonds (Ann’s Choice Inc.),
Series A, 6.125%, 1/01/25	1,760	1,733,107
Delaware County, Pennsylvania, IDA, Revenue
Refunding Bonds (Resource Recovery Facility),
Series A, 6.10%, 7/01/13	7,750	7,774,180
Lancaster County, Pennsylvania, Hospital Authority
Revenue Bonds (Brethren Village Project) Series A:
6.25%, 7/01/26 (p)	1,160	1,128,286
6.50%, 7/01/40	1,000	976,340
Pennsylvania State Higher Educational Facilities
Authority Revenue Bonds (University of
Pennsylvania Medical Center Health System),
Series A, 6%, 1/15/31	4,000	4,208,760
Philadelphia, Pennsylvania, Authority for IDR,
Commercial Development, 7.75%, 12/01/17	1,265	1,266,037
Philadelphia, Pennsylvania, Redevelopment Authority
Revenue Bonds (Neighborhood Transformation),
Series A, 5.30%, 4/15/26 (i)	36,210	35,763,531
Sayre, Pennsylvania, Health Care Facilities Authority,
Revenue Refunding Bonds (Guthrie Healthcare
System), Series A:
5.875%, 12/01/11 (d)	3,915	4,271,500
5.875%, 12/01/31	1,085	1,100,082
Susquehanna Area Regional Airport Authority,
Pennsylvania, Airport System Revenue Bonds, AMT,
Series A, 6.50%, 1/01/38	1,000	978,820

		65,257,941

Rhode Island — 0.5%
Rhode Island State Economic Development
Corporation, Airport Revenue Bonds, Series B,
6%, 7/01/10 (d)(i)	6,815	7,316,584
Rhode Island State Economic Development
Corporation Revenue Bonds (Providence Place
Mall), 6.125%, 7/01/20 (e)	1,000	1,040,110

		8,356,694

South Carolina — 0.8%
Medical University Hospital Authority, South Carolina,
Hospital Facilities Revenue Refunding Bonds,
Series A (d):
6.375%, 8/15/12	5,400	6,018,678
6.50%, 8/15/12	2,450	2,742,408
South Carolina Jobs EDA, Residential Care Facilities
Revenue Bonds (South Carolina Episcopal —
Still Hopes Residence Project), Series A,
6.375%, 5/15/32	5,000	4,792,950

		13,554,036

Tennessee — 1.0%
Chattanooga, Tennessee, IDB, Lease Rent Revenue
Bonds (Southside Redevelopment Corporation) (a):
5.75%, 10/01/17	4,485	4,701,805
5.75%, 10/01/18	3,740	3,910,619

	Par
Municipal Bonds	(000)	Value

Tennessee (concluded)
Johnson City, Tennessee, Health and Educational
Facilities Board, Retirement Facility Revenue Bonds
(Appalachian Christian Village Project), Series A,
6.25%, 2/15/32	$ 1,000	$ 932,360
Shelby County, Tennessee, Health, Educational and
Housing Facility Board, Hospital Revenue Refunding
Bonds (Methodist Healthcare), 6.50%, 9/01/12 (d)	7,300	8,206,514

		17,751,298

Texas — 10.6%
Austin, Texas, Convention Center Revenue Bonds
(Convention Enterprises Inc.), First Tier, Series A (d):
6.60%, 1/01/11	5,300	5,734,070
6.70%, 1/01/11	2,300	2,493,867
Austin, Texas, Revenue Bonds (Town Lake Community
Events Center Venue), 6.20%, 11/15/09 (d)(i)	10,630	11,197,217
Bexar County, Texas, Health Facilities Development
Corporation, Revenue Refunding Bonds (Army
Retirement Residence Project) (d):
6.125%, 7/01/12	600	666,666
6.30%, 7/01/12	1,750	1,955,817
Brazos River Authority, Texas, PCR, Refunding
(TXU Energy Company Project), AMT, Series C,
5.75%, 5/01/36	11,450	10,742,046
Brazos River, Texas, Harbor Navigation District, Brazoria
County Environmental Revenue Refunding Bonds
(Dow Chemical Company Project), AMT, Series A-7,
6.625%, 5/15/33	3,700	3,775,850
Central Texas Housing Finance Corporation,
S/F Mortgage Revenue Bonds (GNMA Mortgage
Program), AMT, 8.20%, 6/28/17 (n)	370	385,758
Dallas-Fort Worth, Texas, International Airport Facility
Improvement Corporation, Revenue Bonds
(Learjet Inc.), AMT, Series A-1, 6.15%, 1/01/16	3,620	3,418,583
Dallas-Fort Worth, Texas, International Airport Facility
Improvement Corporation, Revenue Refunding
Bonds (American Airlines, Inc.), AMT,
5.50%, 11/01/30	5,000	2,200,050
Dallas-Fort Worth, Texas, International Airport Revenue
Bonds, AMT, Series A, 6%, 11/01/24 (i)	36,500	36,640,160
Gregg County, Texas, Health Facilities Development
Corporation, Hospital Revenue Bonds (Good
Shepherd Medical Center Project) (d)(e):
6.375%, 10/01/10	3,500	3,806,425
6.875%, 10/01/10	1,000	1,098,280
Gulf Coast Waste Disposal Authority, Texas, Revenue
Refunding Bonds (International Paper Company),
AMT, Series A, 6.10%, 8/01/24	5,465	5,280,174
HFDC of Central Texas, Inc., Retirement Facilities
Revenue Bonds, Series A:
5.75%, 11/01/36	2,255	1,893,726
(Village at Gleannloch Farms), 5.50%, 2/15/37	1,850	1,499,074
Houston, Texas, Airport System, Special Facilities
Revenue Bonds (Continental Airlines), AMT,
Series E, 7%, 7/01/29	6,000	4,876,500
Kerrville, Texas, Health Facilities Development
Corporation, Hospital Revenue Bonds (Sid Peterson
Memorial Hospital Project), 5.25%, 8/15/21	4,000	3,820,720

See Notes to Financial Statements.

32 BLACKROCK MUNICIPAL BOND FUND, INC.

JUNE 30, 2008

Schedule of Investments (continued)

BlackRock National Municipal Fund

(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Texas (concluded)
Matagorda County, Texas, Port of Bay City Authority
Revenue Bonds (Hoechst Celanese Corp. Project),
AMT, 6.50%, 5/01/26	$ 7,350	$6,756,855
Red River, Texas, Education Finance Revenue
Bonds (Saint Mark’s School-Texas Project),
6%, 2/15/10 (d)	1,000	1,053,230
South Plains, Texas, Housing Finance Corporation,
S/F Mortgage Revenue Bonds, AMT, Series A,
7.30%, 9/01/31 (c)	770	783,105
Southeast Texas Housing Finance
Corporation, Revenue Bonds, AMT, Series B,
8.50%, 11/01/25 (b)(n)	120	122,508
Tarrant County, Texas, Cultural Education Facilities
Financing Corporation, Retirement Facilities
Revenue Refunding Bonds (Northwest Senior
Housing — Edgemere Project), Series A:
6%, 11/15/26	2,200	2,133,208
6%, 11/15/36	3,000	2,843,610
Texas State Affordable Housing Corporation,
S/F Mortgage Revenue Bonds, AMT (b)(c):
(Fire Fighter and Law Enforcement or Security
Officer Home Loan Program), Series C,
5.45%, 12/01/39	4,936	4,672,828
(Professional Educators Home Loan Program),
Series A-1, 5.50%, 12/01/39	6,184	5,884,660
Texas State Public Finance Authority, Building
Revenue Bonds (d)(f):
(General Services Commission Project), Series A,
6%, 2/01/10	2,100	2,211,069
(State Preservation Project), Series B,
6%, 8/01/09	1,000	1,043,650
Texas State Turnpike Authority, Central Texas Turnpike
System Revenue Bonds, First Tier, Series A,
5.75%, 8/15/38 (a)	45,000	46,342,350
Upper Trinity Regional Water District, Texas, Water
Revenue Bonds (Regional Treated Water Supply
System), Series A, 6%, 8/01/10 (d)(i)	4,930	5,257,401
Webster, Texas, GO, COP, Series A (f):
6%, 3/01/10 (d)	1,500	1,582,575
6%, 3/01/21	805	838,375
West Central Texas Regional Housing Finance
Corporation, S/F Mortgage Revenue Bonds
(Mortgage-Backed Securities Program), AMT,
Series A, 5.35%, 12/01/39 (b)(c)	1,216	1,143,396

		184,153,803

Utah — 0.0%
Utah State, HFA, S/F Mortgage Revenue Refunding
Bonds, AMT, Series C, Class III, 5.50%, 1/01/18	640	651,533

Vermont — 0.5%
Vermont State Student Assistance Corporation,
Education Loan Revenue Bonds, SAVRS, VRDN,
AMT, Series N, 4.288%, 12/15/32 (a)(k)(w)	10,000	9,500,000

Virginia — 0.7%
Albemarle County, Virginia, IDA, Residential Care
Facilities, Mortgage Revenue Refunding Bonds
(Westminster-Canterbury), 5%, 1/01/24	2,750	2,618,825

	Par
Municipal Bonds	(000)	Value

Virginia (concluded)
Chesterfield County, Virginia, IDA, PCR, Refunding
(Virginia Electric and Power Company), Series B,
5.875%, 6/01/17	$ 2,425	$ 2,562,400
Fairfax County, Virginia, EDA, Residential Care
Facilities, Mortgage Revenue Refunding Bonds
(Goodwin House, Inc.), 5.125%, 10/01/37	3,250	2,921,490
Norfolk, Virginia, Redevelopment and Housing
Authority, First Mortgage Revenue Bonds
(Retirement Community), Series A:
6%, 1/01/25	500	464,895
6.125%, 1/01/35	1,100	1,002,485
Watkins Centre Community Development Authority,
Virginia, Revenue Bonds, 5.40%, 3/01/20	2,500	2,284,875

		11,854,970

Washington — 1.5%
Central Puget Sound Regional Transportation
Authority, Washington, Sales and Use Tax Revenue
Bonds, Series A, 5%, 11/01/34	15,000	15,200,100
Port of Seattle, Washington, Special Facilities
Revenue Bonds, Series A, 6%, 3/01/10 (d)(g)	3,000	3,193,890
Seattle, Washington, Housing Authority
Revenue Bonds:
(Newholly Project), AMT, 6.25%, 12/01/35	2,750	2,739,083
(Replacement Housing Project),
6.125%, 12/01/32	4,620	4,536,517

		25,669,590

Wisconsin — 0.7%
Wisconsin Housing and EDA, Home Ownership
Revenue Bonds, AMT, Series C, 6%, 9/01/36	885	905,957
Wisconsin State, GO, AMT, Series B,
6.20%, 11/01/26 (g)	1,960	1,990,008
Wisconsin State Health and Educational Facilities
Authority Revenue Bonds (SynergyHealth Inc.):
6%, 11/15/23	5,655	5,689,043
6%, 11/15/32	3,700	3,598,213

		12,183,221

Puerto Rico — 1.2%
Puerto Rico Commonwealth, GO, Refunding,
Sub-Series C-7, 6%, 7/01/27 (g)(p)	6,890	7,200,877
Puerto Rico Commonwealth Highway and
Transportation Authority, Transportation Revenue
Bonds, 5.75%, 7/01/22	8,045	8,191,660
Puerto Rico Commonwealth Infrastructure
Financing Authority, Special Tax CABS, Series A,
4.917%, 7/01/30 (i)(q)	19,200	5,341,632
Puerto Rico Commonwealth, Public Improvement, GO,
Refunding, 5.70%, 7/01/20 (g)	785	802,333

		21,536,502

U.S. Virgin Islands — 0.5%
Virgin Islands Government Refinery Facilities,
Revenue Refunding Bonds (Hovensa Coker
Project), AMT, 6.50%, 7/01/21	8,000	8,146,320

Total Municipal Bonds
(Cost — $1,490,144,828) — 85.0%		1,476,304,500

See Notes to Financial Statements.

BLACKROCK MUNICIPAL BOND FUND, INC.

JUNE 30, 2008

33

Schedule of Investments (concluded)

BlackRock National Municipal Fund

(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to	Par
Tender Option Bond Trusts (r)	(000)	Value

Florida — 2.0%
Lee County, Florida, Airport Revenue Bonds, AMT,
Series A, 6%, 10/01/29 (f)	$14,000	$ 14,334,040
Port St. Lucie, Florida, Utility Revenue Bonds,
5.125%, 9/01/36 (g)	20,115	19,935,775

		34,269,815

Michigan — 0.8%
Hartland, Michigan, Consolidated School District, GO,
Refunding, 5.125%, 5/01/29	13,500	13,629,060

New Jersey — 1.3%
New Jersey EDA, School Facilities Construction
Revenue Bonds, Series O, 5.25%, 3/01/24	22,000	22,863,060

Puerto Rico — 0.2%
Puerto Rico Industrial Tourist Educational, Medical
and Environmental Control Facilities Revenue
Bonds (Hospital de la Concepcion), Series A,
6.125%, 11/15/25	4,000	4,210,460

South Carolina — 2.4%
South Carolina State Ports Authority, Ports Revenue
Bonds, AMT, 5.30%, 7/01/26 (f)	41,215	41,276,830

Texas — 2.0%
Houston, Texas, Airport System Revenue
Refunding Bonds, Sub-Lien, AMT, Series A,
5.50%, 7/01/23 (f)	15,000	15,056,250
Houston, Texas, Combined Utility System, First
Lien Revenue Refunding Bonds, Series A,
5.125%, 5/15/28 (g)	20,000	20,187,600

		35,243,850

Total Municipal Bonds Transferred to Tender Option
Bond Trusts (Cost — $153,891,534) — 8.7%		151,493,075

Short-Term Securities	Shares

Merrill Lynch Institutional Tax-Exempt Fund,
1.73% (s)(t)	172,135,699	172,135,699

Total Short-Term Securities
(Cost — $172,135,699) — 9.9%		172,135,699

Total Investments (Cost — $1,816,172,061*) — 103.6%		1,799,933,274
Other Assets Less Liabilities — 0.7%		13,235,989
Liability for Trust Certificates, Including Interest
Expense Payable — (4.3)%		(75,401,184)

Net Assets — 100.0%		$1,737,768,079

* The cost and unrealized appreciation (depreciation) of investments as of June 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 1,743,203,589

Gross unrealized appreciation	$ 27,085,248
Gross unrealized depreciation	(45,268,063)

Net unrealized depreciation	$ (18,182,815)

(a) AMBAC Insured.
(b) FHLMC Collateralized.
(c) FNMA/GNMA Collateralized.

(d) U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e) Radian Insured.
(f) FSA Insured.
(g) MBIA Insured.
(h) FHA Insured.
(i) FGIC Insured.
(j) XL Capital Insured.
(k) Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.
(l) Non-income producing security. Issuer filed for bankruptcy or is in default of interest payments.
(m) Assured Guaranty Insured.
(n) GNMA Collateralized.
(o) ACA Insured.
(p) When-issued security.
(q) Represents a zero-coupon bond. Rate shown reflects the effective yield at the time of purchase.
(r) Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial
Statements for details of municipal bonds transferred to tender option bond trusts.
(s) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net	Dividend
Affiliate	Activity	Income

Merrill Lynch Institutional
Tax-Exempt Fund	143,529,721	$1,741,297

(t) Represents the current yield as of report date.
(u) Security is illiquid.
(v) All, or a portion of security, pledged as collateral in connection with financial futures contracts.
(w) Security is fair valued.

See Notes to Financial Statements.

34 BLACKROCK MUNICIPAL BOND FUND, INC.

JUNE 30, 2008

Schedule of Investments June 30, 2008

BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Alabama — 0.5%
Tuscaloosa, Alabama, Special Care Facilities Financing
Authority, Residential Care Facility Revenue
Bonds (Capstone Village, Inc. Project), Series A,
5.875%, 8/01/36	$ 500	$ 420,725

Arizona — 6.2%
Maricopa County, Arizona, IDA, Education Revenue
Bonds (Arizona Charter Schools Project 1), Series A:
6.625%, 7/01/20	250	224,590
6.75%, 7/01/29	300	266,415
Maricopa County, Arizona, IDA, M/F Housing Revenue
Bonds (Sun King Apartments Project), Series A,
6.75%, 5/01/31	185	177,911
Phoenix, Arizona, IDA, Airport Facility, Revenue
Refunding Bonds (America West Airlines Inc.
Project), AMT, 6.30%, 4/01/23	1,000	781,690
Pima County, Arizona, IDA, Education Revenue Bonds
(American Charter Schools Foundation), Series A,
5.625%, 7/01/38	685	612,500
Pima County, Arizona, IDA, Education Revenue
Refunding Bonds (Arizona Charter Schools Project),
Series O, 5.25%, 7/01/31	285	240,090
Pima County, Arizona, IDA, Revenue Bonds
(Tucson Electric Power Company), Series A,
6.375%, 9/01/29	780	771,077
Queen Creek Improvement District Number 001,
Arizona, Special Assessment Bonds, 5%, 1/01/32	500	454,380
Salt Verde Financial Corporation, Arizona, Senior Gas
Revenue Bonds:
5%, 12/01/32	750	665,865
5%, 12/01/37	1,045	910,435

		5,104,953

California — 3.4%
California Pollution Control Financing Authority,
Solid Waste Disposal Revenue Bonds (Waste
Management Inc. Project), AMT, Series C,
5.125%, 11/01/23	750	674,310
Lammersville, California, School District, Special Tax
Bonds (Community Facilities District Number
2002 — Mountain House), 5.125%, 9/01/35	500	420,020
Roseville, California, Special Tax Bonds (Fiddyment
Ranch Community Facilities Number 1),
5.25%, 9/01/36	500	398,590
Southern California Public Power Authority, Natural
Gas Project Number 1 Revenue Bonds, Series A,
5%, 11/01/29	480	452,914
Temecula, California, Public Financing Authority,
Community Facilities District Number 01-2,
Special Tax Refunding Bonds, Sub-Series B,
5.10%, 9/01/36	500	413,925
Temecula Valley, California, Unified School District,
Community Facilities District Number 2005-1,
Special Tax Bonds, 5%, 9/01/36 (a)	565	473,216

		2,832,975

Colorado — 7.4%
Colorado HFA, Revenue Refunding Bonds (Adventist
Health System/Sunbelt Obligor Group), Series D,
5.25%, 11/15/35	1,000	960,670

	Par
Municipal Bonds	(000)	Value

Colorado (concluded)
Colorado Health Facilities Authority, Revenue
Refunding Bonds (Christian Living Communities
Project), Series A, 5.75%, 1/01/37	$ 450	$ 392,616
Pitkin County, Colorado, IDR, Refunding (Aspen
Skiing Company Project), VRDN, AMT, Series B,
5%, 4/01/14 (b)	4,700	4,700,000

		6,053,286

Connecticut — 1.7%
Connecticut State Health and Educational Facilities
Authority Revenue Bonds (University of Hartford),
Series G, 5.25%, 7/01/36 (c)	1,000	967,260
Mashantucket Western Pequot Tribe, Connecticut,
Revenue Refunding Bonds, Sub-Series A,
5.50%, 9/01/36	500	439,795

		1,407,055

Florida — 6.9%
Easton Park Community Development District,
Florida, Capital Improvement Revenue Bonds,
5.20%, 5/01/37	595	435,397
Highland Meadows Community Development District,
Florida, Special Assessment Bonds, Series A,
5.50%, 5/01/36	490	327,281
Jacksonville, Florida, Economic Development
Commission, IDR (Gerdau Ameristeel US, Inc.), AMT,
5.30%, 5/01/37	300	238,989
Lee County, Florida, IDA, Health Care Facilities,
Revenue Refunding Bonds (Shell Point/Alliance
Obligor Group):
5%, 11/15/29	500	420,370
5%, 11/15/32 (a)	600	491,874
Lee County, Florida, IDA, IDR (Lee Charter
Foundation), Series A, 5.375%, 6/15/37	570	453,937
New River Community Development District, Florida,
Capital Improvement Revenue Bonds, Series B,
5%, 5/01/13	500	450,770
Pine Ridge Plantation Community Development
District, Florida, Capital Improvement and Special
Assessment Bonds, Series B, 5%, 5/01/11	985	923,497
Santa Rosa Bay Bridge Authority, Florida, Revenue
Bonds, 6.25%, 7/01/28	500	444,980
Sarasota County, Florida, Health Facilities Authority,
Retirement Facility Revenue Refunding Bonds
(Village on the Isle Project):
5.50%, 1/01/27	210	189,254
5.50%, 1/01/32	190	165,420
Tolomato Community Development District, Florida,
Special Assessment Bonds, 6.65%, 5/01/40	700	674,863
Watergrass Community Development District, Florida,
Special Assessment Revenue Bonds, Series A,
5.375%, 5/01/39	650	489,106

		5,705,738

Georgia — 3.6%
Brunswick and Glynn County, Georgia, Development
Authority, First Mortgage Revenue Bonds (Coastal
Community Retirement Corporation Project),
Series A, 7.25%, 1/01/35 (a)(d)(i)	500	335,400
Clayton County, Georgia, Tax Allocation Bonds
(Ellenwood Project), 7.50%, 7/01/33	690	650,111

See Notes to Financial Statements.

BLACKROCK MUNICIPAL BOND FUND, INC.

JUNE 30, 2008

35

Schedule of Investments (continued)

BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Georgia (concluded)
Main Street Natural Gas, Inc., Georgia, Gas Project
Revenue Bonds, Series A, 6.375%, 7/15/38	$ 655	$ 628,407
Richmond County, Georgia, Development Authority,
Environmental Improvement Revenue Bonds
(International Paper Co. Projects), AMT, Series A,
5%, 8/01/30	1,000	799,550
Rockdale County, Georgia, Development Authority
Revenue Bonds (Visy Paper Project), AMT, Series A,
6.125%, 1/01/34	600	577,206

		2,990,674

Illinois — 1.6%
Chicago, Illinois, O’Hare International Airport, Special
Facility Revenue Refunding Bonds (American
Airlines Inc. Project), 5.50%, 12/01/30	1,000	470,010
Illinois State Finance Authority Revenue Bonds:
(Monarch Landing, Inc. Project), Series A,
7%, 12/01/37	430	417,470
(Three Crowns Park Plaza), Series A,
5.875%, 2/15/38	500	435,240

		1,322,720

Indiana — 3.8%
Daviess County, Indiana, EDR (Daviess
Community Hospital Project), Refunding, VRDN,
6%, 1/01/29 (b)(c)	1,565	1,565,000
Indiana Health and Educational Facilities Financing
Authority, Hospital Revenue Bonds (Community
Foundation of Northwest Indiana), 5.50%, 3/01/37	700	617,666
Indiana Health Facilities Financing Authority, Hospital
Revenue Refunding Bonds (Methodist Hospital, Inc.):
5.375%, 9/15/22	185	171,033
5.50%, 9/15/31	525	462,478
Vigo County, Indiana, Hospital Authority Revenue
Bonds (Union Hospital, Inc.):
5.70%, 9/01/37	155	133,963
5.75%, 9/01/42	190	163,383

		3,113,523

Iowa — 0.5%
Iowa Financing Authority, Health Facilities Revenue
Refunding Bonds (Care Initiatives Project), Series A,
5%, 7/01/19	500	447,135

Kansas — 2.9%
Lenexa, Kansas, Health Care Facility, Revenue
Refunding Bonds, 5.50%, 5/15/39	1,350	1,142,775
Sedgwick and Shawnee Counties, Kansas,
S/F Mortgage Revenue Bonds (Mortgage-Backed
Securities Program), AMT, Series B-2,
5.25%, 12/01/38 (e)(f)	915	894,614
Wyandotte County, Kansas, Kansas City Unified
Government Revenue Refunding Bonds (General
Motors Corporation Project), 6%, 6/01/25	450	339,485

		2,376,874

Louisiana — 2.3%
Louisiana Local Government Environmental Facilities
and Community Development Authority Revenue
Bonds (Westlake Chemical Corporation),
6.75%, 11/01/32	1,000	996,090

	Par
Municipal Bonds	(000)	Value

Louisiana (concluded)
Saint John Baptist Parish, Louisiana, Revenue
Bonds (Marathon Oil Corporation), Series A,
5.125%, 6/01/37	$ 1,000	$893,800

		1,889,890

Maine — 0.8%
Jay, Maine, Solid Waste Disposal, Revenue Refunding
Bonds (International Paper Company Project), AMT,
Series A, 4.90%, 11/01/17	750	684,398

Maryland — 3.0%
Baltimore, Maryland, Convention Center Hotel
Revenue Bonds, Sub-Series B, 5.875%, 9/01/39	540	480,692
Howard County, Maryland, Retirement Community
Revenue Refunding Bonds (Columbia Vantage
House Corporation), Series A, 5.25%, 4/01/33	500	410,835
Maryland State Energy Financing Administration,
Limited Obligation Revenue Bonds (Cogeneration-
AES Warrior Run), AMT, 7.40%, 9/01/19	1,000	977,340
Maryland State Health and Higher Educational
Facilities Authority Revenue Bonds:
(King Farm Presbyterian Community), Series A,
5.30%, 1/01/37	500	402,820
(Washington Christian Academy), 5.25%, 7/01/18	250	231,613

		2,503,300

Massachusetts — 2.3%
Massachusetts State Development Finance Agency
Revenue Bonds:
(Curry College), Series A, 5.25%, 3/01/26 (g)	390	378,183
(Linden Ponds, Inc. Facility), Series A,
5.75%, 11/15/35	1,000	869,700
Massachusetts State Health and Educational
Facilities Authority, Revenue Refunding Bonds
(Bay Cove Human Services Issue), Series A,
5.90%, 4/01/28	640	602,963

		1,850,846

Michigan — 0.6%
Advanced Technology Academy, Michigan, Revenue
Bonds, 6%, 11/01/37	275	264,710
Garden City, Michigan, Hospital Finance Authority,
Hospital Revenue Refunding Bonds (Garden City
Hospital Obligation), Series A, 5%, 8/15/38	310	223,857

		488,567

Mississippi — 3.2%
Mississippi Business Finance Corporation, Mississippi,
Solid Waste Disposal Revenue Refunding Bonds
(Mississippi Power Company Project), VRDN, AMT,
5%, 5/01/28 (b)	2,600	2,600,000

Missouri — 0.7%
Kansas City, Missouri, Tax Increment Financing
Commission, Tax Allocation Revenue Bonds
(Kansas City MainCor Project), Series A,
5.25%, 3/01/18	600	573,648

Nevada — 1.4%
Clark County, Nevada, IDR:
(Nevada Power Company Project), VRDN, AMT,
Series A, 5.60%, 10/01/30 (b)	415	354,879
(Southwest Gas Corp. Project), AMT, Series A,
4.75%, 9/01/36 (h)	1,000	780,430

		1,135,309

See Notes to Financial Statements.

36 BLACKROCK MUNICIPAL BOND FUND, INC.

JUNE 30, 2008

Schedule of Investments (continued)

BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

New Hampshire — 2.0%
New Hampshire Health and Education Facilities
Authority, Revenue Refunding Bonds:
(Havenwood-Heritage Heights Retirement
Community), Series A, 5.40%, 1/01/30	$ 950	$ 796,528
(Southern New Hampshire University),
5%, 1/01/27 (g)	1,015	872,027

		1,668,555

New Jersey — 5.7%
Burlington County, New Jersey, Bridge Commission,
EDR, Refunding (The Evergreens Project),
5.625%, 1/01/38	750	673,973
New Jersey EDA, Cigarette Tax Revenue Bonds,
5.50%, 6/15/24	1,140	1,101,229
New Jersey EDA, Retirement Community Revenue
Refunding Bonds (Seabrook Village, Inc.),
5.25%, 11/15/36	1,000	828,880
New Jersey EDA, Special Facility Revenue Bonds
(Continental Airlines Inc. Project), AMT,
6.625%, 9/15/12	490	453,907
New Jersey Health Care Facilities Financing Authority:
Revenue Bonds (Pascack Valley Hospital
Association), 6.625%, 7/01/36 (a)	650	420,355
Revenue Refunding Bonds (South Jersey Hospital
System), 5%, 7/01/46	1,000	926,480
Tobacco Settlement Financing Corporation of New
Jersey, Asset-Backed Revenue Refunding Bonds,
Series 1A, 5%, 6/01/41	385	290,329

		4,695,153

New York — 3.4%
Genesee County, New York, IDA, Civic Facility Revenue
Refunding Bonds (United Memorial Medical Center
Project), 5%, 12/01/32	500	402,560
New York City, New York, City IDA, Special Facility
Revenue Bonds (JetBlue Airways Corporation
Project), AMT, 5.125%, 5/15/30	750	454,560
New York Liberty Development Corporation Revenue
Bonds (National Sports Museum Project), Series A,
6.125%, 2/15/19	1,000	985,670
New York State Dormitory Authority, Non-State
Supported Debt, Revenue Refunding Bonds
(New York University Hospital Center), Series A,
5%, 7/01/26	1,000	909,260

		2,752,050

North Carolina — 1.1%
North Carolina Medical Care Commission, Retirement
Facilities Revenue Refunding Bonds (Carolina
Village Project), 6%, 4/01/38	1,000	938,160

North Dakota — 1.1%
Ward County, North Dakota, Health Care Facility
Revenue Refunding Bonds (Trinity Health Obligated
Group), 5.125%, 7/01/29	1,000	919,210

Ohio — 3.4%
Buckeye Tobacco Settlement Financing Authority,
Ohio, Tobacco Settlement Asset-Backed Bonds,
Series A-2, 6.50%, 6/01/47	760	691,676
Richland County, Ohio, Hospital Facilities Revenue
Refunding Bonds (MedCentral Health System),
5.25%, 11/15/36	875	804,930

	Par
Municipal Bonds	(000)	Value

Ohio (concluded)
Trumbull County, Ohio, Health Care Facilities
Revenue Bonds (Shepherd of the Valley), VRDN,
3.63%, 10/01/31 (b)(c)	$ 1,310	$ 1,310,000

		2,806,606

Pennsylvania — 3.1%
Allegheny County, Pennsylvania, Hospital
Development Authority, Revenue Refunding Bonds
(West Penn Allegheny Health System), Series A,
5.375%, 11/15/40	735	605,971
Harrisburg, Pennsylvania, Authority, University Revenue
Bonds (Harrisburg University of Science), Series B,
6%, 9/01/36	500	467,830
Pennsylvania Economic Development Financing
Authority, Exempt Facilities Revenue Bonds (Reliant
Energy), AMT, Series B, 6.75%, 12/01/36	1,000	1,009,120
Susquehanna Area Regional Airport Authority,
Pennsylvania, Airport System Revenue Bonds, AMT,
Series A, 6.50%, 1/01/38	500	489,410

		2,572,331

Rhode Island — 1.1%
Rhode Island Housing and Mortgage Finance
Corporation, Homeownership Opportunity Revenue
Bonds, AMT, Series 53-B, 5%, 10/01/46	1,000	886,910

South Carolina — 1.8%
Connector 2000 Association, Inc., South Carolina,
Toll Road and Capital Appreciation Revenue Bonds,
Senior-Series B, 7.97%, 1/01/15 (i)	1,000	527,560
Myrtle Beach, South Carolina, Tax Increment Revenue
Bonds (Myrtle Beach Air Force Base), Series A,
5.25%, 11/01/26	500	422,840
South Carolina Jobs, EDA, Health Care Facilities, First
Mortgage Revenue Refunding Bonds (Lutheran
Homes), 5.50%, 5/01/28	600	516,264

		1,466,664

Tennessee — 1.4%
Tennessee Energy Acquisition Corporation, Gas
Revenue Bonds, Series A, 5.25%, 9/01/26	1,250	1,149,613

Texas — 6.4%
Brazos River Authority, Texas, PCR, Refunding (TXU
Energy Company LLC Project), AMT, Series A,
8.25%, 10/01/30	750	750,398
Dallas-Fort Worth, Texas, International Airport
Facility Improvement Corporation, Revenue
Refunding Bonds (American Airlines, Inc.), AMT,
5.50%, 11/01/30	1,000	440,010
HFDC of Central Texas, Inc., Retirement Facilities
Revenue Bonds, Series A, 5.75%, 11/01/36	655	550,062
Houston, Texas, Airport System, Special Facilities
Revenue Bonds (Continental Airlines), AMT,
Series E, 7.375%, 7/01/22	500	436,035
Mission, Texas, Economic Development Corporation,
Solid Waste Disposal Revenue Bonds (Allied
Waste N.A. Inc Project), Series A, 5.20%, 4/01/18	1,000	895,060
Tarrant County, Texas, Health Facilities Development
Corporation, Hospital Revenue Refunding Bonds
(Cumberland Rest, Inc. Project), VRDN, Series,
5.40%, 8/15/32 (b)(c)	800	800,000

See Notes to Financial Statements.

BLACKROCK MUNICIPAL BOND FUND, INC.

JUNE 30, 2008

37

Schedule of Investments (continued)

BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Texas (concluded)
Texas State Public Financing Authority, Charter School
Financing Corporation, Revenue Refunding Bonds
(KIPP, Inc.), Series A:
5%, 2/15/28	$ 680	$ 572,397
5%, 2/15/36 (g)	1,000	804,250

		5,248,212

Virginia — 5.1%
Albemarle County, Virginia, IDA, Residential Care
Facilities, Mortgage Revenue Refunding Bonds
(Westminster-Canterbury), 5%, 1/01/31	1,150	1,037,864
Fairfax County, Virginia, EDA, Residential Care
Facilities, Mortgage Revenue Refunding Bonds
(Goodwin House, Inc.), 5.125%, 10/01/42	300	263,682
Fairfax County, Virginia, EDA, Retirement Revenue
Refunding Bonds (Greenspring Village Inc.),
Series A, 4.875%, 10/01/36	500	420,285
Henrico County, Virginia, EDA, Residential Care
Facility, Mortgage Revenue Refunding Bonds
(Westminster-Canterbury Of Winchester, Inc.),
5%, 10/01/27	450	413,919
Lexington, Virginia, IDA, Residential Care Facility,
Mortgage Revenue Refunding Bonds (Kendal at
Lexington), Series A, 5.375%, 1/01/28	210	185,678
Tobacco Settlement Financing Corporation of Virginia,
Revenue Refunding Bonds, Senior Series B-1,
5%, 6/01/47	230	171,173
Virginia State, HDA, Commonwealth Mortgage
Revenue Bonds Series H, Sub-Series H-1,
5.35%, 7/01/31 (j)	1,000	1,006,650
Watkins Centre Community Development Authority,
Virginia, Revenue Bonds, 5.40%, 3/01/20	750	685,463

		4,184,714

Washington — 0.6%
Washington State Housing Financing Commission,
Nonprofit Revenue Bonds (Skyline at First Hill
Project), Series A, 5.625%, 1/01/38	550	474,821

West Virginia — 1.2%
Pleasants County, West Virginia, PCR, Refunding
(Allegheny Energy Supply Company, LLC), Series F,
5.25%, 10/15/37	1,000	956,730

Wisconsin — 0.6%
Wisconsin State Health and Educational Facilities
Authority, Revenue Refunding Bonds (Franciscan
Sisters Healthcare), 5%, 9/01/26	500	448,150

Wyoming — 1.1%
Wyoming Municipal Power Agency, Power Supply
Revenue Bonds, Series A, 5.375%, 1/01/42	900	872,163

Total Municipal Bonds (Cost — $84,365,189) — 91.9%		75,541,658

Municipal Bonds Transferred to
Tender Option Bond Trusts (m)

Virginia State, HDA, Commonwealth Mortgage
Revenue Bonds, Series H, Sub-Series H-1,
5.375%, 7/01/36 (j)	2,100	2,413,302

Total Municipal Bonds Transferred to Tender Option
Bond Trusts (Cost — $2,454,319) — 2.9%		2,413,302

Short-Term Securities	Shares	Value

Merrill Lynch Institutional Tax-Exempt Fund,
1.73% (k)(l)	5,810,710	$ 5,810,710

Total Short-Term Securities (Cost — $5,810,710) — 7.1%		5,810,710

Total Investments (Cost — $92,630,218*) — 101.9%		83,765,670
Liabilities in Excess of Other Assets — (0.4%)		(302,027)
Liability for Trust Certificates, Including Interest
Expense Payable — (1.5%)		(1,219,689)

Net Assets — 100.0%		$ 82,243,954

* The cost and unrealized appreciation (depreciation) of investments as of
June 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 91,425,604

Gross unrealized appreciation	$ 13,070
Gross unrealized depreciation	(8,878,004)

Net unrealized depreciation	$ (8,864,934)

(a) Security is illiquid.
(b) Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.
(c) Radian Insured.
(d) Non-income producing security. Issuer filed for bankruptcy or is in default of interest payments.
(e) FHLMC Collateralized.
(f) FNMA/GNMA Collateralized.
(g) ACA Insured.
(h) FGIC Insured.
(i) Represents a zero-coupon bond. Rate shown reflects the effective yield at the time of purchase.
(j) MBIA Insured.
(k) Represents the current yield as of report date.
(l) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net	Dividend
Affiliate	Activity	Income

Merrill Lynch Institutional
Tax-Exempt Fund	2,401,803	$69,711

(m) Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial
Statements for details of municipal bonds transferred to tender option bond trusts.
• Forward interest rate swaps oustanding as of June 30,2008 were as follows:

	Notional
	Amount	Unrealized
	(000)	Appreciation

Pay a fixed rate of 3.646% and receive
a floating rate based on 1-week SIFMA rate
Broker, JPMorgan Chase
Expires July 2023	$3,100	$11,349

See Notes to Financial Statements.

38 BLACKROCK MUNICIPAL BOND FUND, INC.

JUNE 30, 2008

Statements of Assets and Liabilities

	BlackRock	BlackRock	BlackRock	BlackRock
	Short-Term	Municipal	National	High Yield
	Municipal	Insured	Municipal	Municipal
June 30, 2008	Fund	Fund	Fund	Fund

Assets

Investments at value — unaffiliated[1]	$ 301,734,363	$ 839,886,634	$1,627,797,575	$ 77,954,960
Investments at value — affiliated[2]	9,212,054	27,338,748	172,135,699	5,810,710
Unrealized appreciation on swaps	—	477,428	—	11,349
Cash	209,052	75,185	—	75,599
Interest receivable	5,067,553	13,317,580	25,873,991	1,203,191
Investments sold receivable	—	1,205,771	2,620,443	—
Capital shares sold receivable	1,107,727	1,113,063	5,976,600	25,618
Dividends receivable	—	35,134	—	—
Prepaid expenses	43,472	37,559	135,316	25,628
Other assets	3,207	880,255	18,156	42

Total assets	317,377,428	884,367,357	1,834,557,780	85,107,097

Accrued Liabilities

Bank overdraft	—	—	1,443,673	—
Investments purchased payable	—	—	12,341,554	1,151,812
Income dividends payable	695,778	2,424,363	5,003,934	310,973
Capital shares redeemed payable	123,499	190,885	1,257,723	85,099
Interest expense and fees payable	—	600,300	488,684	14,689
Investment advisory fees payable	47,931	238,956	653,823	35,231
Distribution fees payable	19,552	95,148	296,752	5,072
Officer’s and Directors’ fees payable	167	524	1,041	42
Other affiliates payable	28,552	86,513	262,615	3,342
Other accrued expenses payable	56,363	83,998	127,402	51,883

Total accrued liabilities	971,842	3,720,687	21,877,201	1,658,143

Other Liabilities

Trust certificates[3]	—	76,755,000	74,912,500	1,205,000

Total Liabilities	971,842	80,475,687	96,789,701	2,863,143

Net Assets

Net assets	$ 316,405,586	$ 803,891,670	$1,737,768,079	$ 82,243,954

Net Assets Consist of

BlackRock, $0.10 par value[4]	$ 18,258	$ —	$ —	$ —
Institutional, $0.10 par value[5]	1,821,735	7,351,354	9,822,968	819,991
Investor A, $0.10 par value[6]	94,263	2,279,960	4,740,418	75,105
Investor A1, $0.10 par value[7]	1,058,030	—	—	—
Investor B, $0.10 par value[8]	106,419	451,042	702,190	—
Investor C, $0.10 par value[9]	73,848	184,273	1,039,397	52,132
Investor C1, $0.10 par value[10]	—	575,487	1,152,769	—
Paid-in capital in excess of par	320,486,196	795,631,004	1,781,091,883	92,580,510
Undistributed net investment income	486,524	2,488,502	588,122	114,576
Accumulated net realized loss	(9,390,012)	(4,598,069)	(45,130,881)	(2,545,161)
Net unrealized appreciation/depreciation	1,650,325	(471,883)	(16,238,787)	(8,853,199)

Net assets	$ 316,405,586	$ 803,891,670	$1,737,768,079	$ 82,243,954

See Notes to Financial Statements.

BLACKROCK MUNICIPAL BOND FUND, INC.

JUNE 30, 2008

39

Statements of Assets and Liabilities (concluded)

	BlackRock	BlackRock	BlackRock	BlackRock
	Short-Term	Municipal	National	High Yield
	Municipal	Insured	Municipal	Municipal
June 30, 2008	Fund	Fund	Fund	Fund

Net Asset Value

BlackRock:
Net assets	$ 1,821,656	—	—	—

Shares outstanding	182,581	—	—	—

Net asset value and redemption price per share	$ 9.98	—	—	—

Institutional:
Net assets	$ 181,624,311	$ 545,130,486	$ 977,641,725	$ 71,203,185

Shares outstanding	18,217,348	73,513,539	98,229,676	8,199,913

Net asset value and redemption price per share	$ 9.97	$ 7.42	$ 9.95	$ 8.68

Investor A:
Net assets	$ 9,402,902	$ 169,010,198	$ 472,018,025	$ 6,513,407

Shares outstanding	942,627	22,799,595	47,404,184	751,053

Net asset value and redemption price per share	$ 9.98	$ 7.41	$ 9.96	$ 8.67

Investor A1:
Net assets	$ 105,580,249	—	—	—

Shares outstanding	10,580,300	—	—	—

Net asset value and redemption price per share	$ 9.98	—	—	—

Investor B:
Net assets	$ 10,611,722	$ 33,421,607	$ 69,858,776	—

Shares outstanding	1,064,190	4,510,417	7,021,901	—

Net asset value and redemption price per share	$ 9.97	$ 7.41	$ 9.95	—

Investor C:
Net assets	$ 7,364,746	$ 13,674,435	$ 103,504,048	$ 4,527,362

Shares outstanding	738,481	1,842,733	10,393,972	521,316

Net asset value and redemption price per share	$ 9.97	$ 7.42	$ 9.96	$ 8.68

Investor C1:
Net assets	—	$ 42,654,944	$ 114,745,505	—

Shares outstanding	—	5,754,865	11,527,689	—

Net asset value and redemption price per share	—	$ 7.41	$ 9.95	—

[1] Investments at cost — unaffiliated	$ 300,084,038	$ 838,400,421	$1,644,036,362	$ 86,819,508

[2] Investments at cost — affiliated	$ 9,212,054	$ 29,774,272	$ 172,135,699	$ 5,810,710

[3] Represents short-term floating rate certificates issued by tender option bond trusts.
[4] Authorized shares — BlackRock	150,000,000	—	—	—

[5] Authorized shares — Institutional	150,000,000	500,000,000	375,000,000	100,000,000

[6] Authorized shares — Investor A	150,000,000	500,000,000	375,000,000	100,000,000

[7] Authorized shares — Investor A1	150,000,000	—	—	—

[8] Authorized shares — Investor B	150,000,000	375,000,000	375,000,000	—

[9] Authorized shares — Investor C	150,000,000	375,000,000	375,000,000	100,000,000

[10] Authorized shares — Investor C1	—	375,000,000	375,000,000	—

See Notes to Financial Statements.

40 BLACKROCK MUNICIPAL BOND FUND, INC.

JUNE 30, 2008

Statements of Operations

	BlackRock	BlackRock	BlackRock	BlackRock
	Short-Term	Municipal	National	High Yield
	Municipal	Insured	Municipal	Municipal
Year Ended June 30, 2008	Fund	Fund	Fund	Fund

Investment Income

Interest	$ 9,790,599	$ 42,796,831	$ 89,493,783	$ 4,152,912
Dividends from affiliates	362,305	1,164,074	1,741,297	69,711

Total income	10,152,904	43,960,905	91,235,080	4,222,623

Expenses

Investment advisory	929,486	3,069,556	7,936,461	416,074
Service — Investor A	16,049	423,295	993,912	14,906
Service — Investor A1	111,408	—	—	—
Service and distribution — Investor B	43,817	294,637	636,968	—
Service and distribution — Investor C	44,916	85,702	687,561	38,546
Service and distribution — Investor C1	—	375,526	1,019,066	—
Transfer agent — Institutional	59,315	204,898	650,043	7,753
Transfer agent — Investor A	5,537	80,803	176,496	320
Transfer agent — Investor A1	44,674	—	—	—
Transfer agent — Investor B	6,782	22,241	59,900	—
Transfer agent — Investor C	14,619	3,420	62,622	1,056
Transfer agent — Investor C1	—	22,797	72,866	—
Accounting services	111,515	253,635	465,314	40,695
Registration	61,809	53,469	125,811	31,666
Printing	21,092	52,314	111,969	5,690
Professional	48,582	51,006	80,515	46,595
Custodian	28,089	55,593	95,653	11,163
Officer and Directors	19,894	33,647	53,285	15,086
Offering	—	—	—	10,138
Miscellaneous	32,040	61,564	125,343	32,391

Total expenses excluding interest expense and fees	1,599,624	5,144,103	13,353,785	672,079
Interest expense and fees[1]	—	3,192,212	3,110,060	17,638

Total expenses	1,599,624	8,336,315	16,463,845	689,717
Less fees waived by advisor	(413,406)	(28,703)	(139,140)	(23,814)

Total expenses after waiver	1,186,218	8,307,612	16,324,705	665,903

Net investment income	8,966,686	35,653,293	74,910,375	3,556,720

Realized and Unrealized Gain (Loss)

Net realized gain (loss) from:
Investments	12,000	2,228,580	(15,403,789)	(1,975,997)
Futures and swaps	—	(1,654,472)	272,338	(569,171)

	12,000	574,108	(15,131,451)	(2,545,168)

Net change in unrealized appreciation/depreciation on:
Investments	2,166,329	(26,758,569)	(57,072,431)	(7,931,274)
Swaps	—	187,028	—	23,581

	2,166,329	(26,571,541)	(57,072,431)	(7,907,693)

Total realized and unrealized gain (loss)	2,178,329	(25,997,433)	(72,203,882)	(10,452,861)

Net Increase (Decrease) in Net Assets Resulting from Operations	$ 11,145,015	$ 9,655,860	$ 2,706,493	$ (6,896,141)

[1] Related to tender option bond trusts.

See Notes to Financial Statements.

BLACKROCK MUNICIPAL BOND FUND, INC.

JUNE 30, 2008

41

Statements of Changes in Net Assets	BlackRock Short-Term Municipal Fund

	Year Ended June 30,

Increase (Decrease) in Net Assets:	2008	2007

Operations

Net investment income	$ 8,966,686	$ 9,759,232
Net realized gain (loss)	12,000	(1,713,793)
Net change in unrealized appreciation/depreciation	2,166,329	1,804,264

Net increase in net assets resulting from operations	11,145,015	9,849,703

Dividends to Shareholders From

Net investment income:
BlackRock	(71,785)	(140,524)
Institutional	(4,627,509)	(4,626,244)
Investor A	(194,842)	(19,319)
Investor A1	(3,596,769)	(4,174,606)
Investor B	(373,728)	(522,656)
Investor C	(102,443)	(18,188)
Class C1	—	(257,695)

Decrease in net assets resulting from dividends to shareholders	(8,967,076)	(9,759,232)

Capital Share Transactions

Net increase (decrease) in net assets derived from capital share transactions	40,508,797	(62,634,810)

Net Assets

Total increase (decrease) in net assets	42,686,736	(62,544,339)
Beginning of year	273,718,850	336,263,189

End of year	$ 316,405,586	$ 273,718,850

Undistributed net investment income	$ 486,524	$ 484,004

1 On August 25, 2006, Class C was converted to Class A (Investor A1).

See Notes to Financial Statements.

42 BLACKROCK MUNICIPAL BOND FUND, INC.

JUNE 30, 2008

Statements of Changes in Net Assets	BlackRock Municipal Insured Fund

	Year Ended June 30,

Increase (Decrease) in Net Assets:	2008	2007

Operations

Net investment income	$ 35,653,293	$ 39,380,614
Net realized gain	574,108	1,216,879
Net change in unrealized appreciation/depreciation	(26,571,541)	1,716,956

Net increase in net assets resulting from operations	9,655,860	42,314,449

Dividends and Distributions to Shareholders From

Net investment income:
Institutional	(25,806,603)	(26,786,243)
Investor A	(7,157,029)	(6,958,170)
Investor B	(1,463,472)	(1,954,906)
Investor C	(297,697)	(53,001)
Investor C1	(1,726,891)	(1,973,504)
Net realized gain:
Institutional	(1,052,942)	(3,420,292)
Investor A	(306,404)	(945,702)
Investor B	(73,110)	(299,416)
Investor C	(15,328)	(6,273)
Investor C1	(86,569)	(312,142)

Decrease in net assets resulting from dividends and distributions to shareholders	(37,986,045)	(42,709,649)

Capital Share Transactions

Net decrease in net assets derived from capital share transactions	(46,231,224)	(60,444,977)

Net Assets

Total decrease in net assets	(74,561,409)	(60,840,177)
Beginning of year	878,453,079	939,293,256

End of year	$ 803,891,670	$ 878,453,079

End of year undistributed net investment income	$ 2,488,502	$ 2,864,565

See Notes to Financial Statements.

BLACKROCK MUNICIPAL BOND FUND, INC.

JUNE 30, 2008

43

Statements of Changes in Net Assets	BlackRock National Municipal Fund

	Year Ended June 30,

Increase (Decrease) in Net Assets:	2008	2007

Operations

Net investment income	$ 74,910,375	$ 68,679,752
Net realized gain (loss)	(15,131,451)	8,716,953
Net change in unrealized appreciation/depreciation	(57,072,431)	(7,313,633)

Net increase in net assets resulting from operations	2,706,493	70,083,072

Dividends to Shareholders From

Net investment income:
Institutional	(46,078,948)	(43,499,106)
Investor A	(17,700,693)	(14,096,416)
Investor B	(3,342,484)	(4,665,176)
Investor C	(2,504,463)	(572,654)
Investor C1	(4,959,335)	(5,809,148)

Decrease in net assets resulting from dividends to shareholders	(74,585,923)	(68,642,500)

Capital Share Transactions

Net increase in net assets derived from capital share transactions	200,680,907	159,104,907

Net Assets

Total increase in net assets	128,801,477	160,545,479
Beginning of year	1,608,966,602	1,448,421,123

End of year	$1,737,768,079	$1,608,966,602

End of year undistributed net investment income	$ 588,122	$ 984,199

See Notes to Financial Statements.

44 BLACKROCK MUNICIPAL BOND FUND, INC.

JUNE 30, 2008

Statement of Changes in Net Assets	BlackRock High Yield Municipal Fund

		Period
	Year Ended	August 1, 2006[1]
	June 30,	to June 30,
Increase (Decrease) in Net Assets:	2008	2007

Operations

Net investment income	$ 3,556,720	$ 2,089,925
Net realized gain (loss)	(2,545,168)	162,355
Net change in unrealized appreciation/depreciation	(7,907,693)	(945,506)

Net increase (decrease) in net assets resulting from operations	(6,896,141)	1,306,774

Dividends and Distributions to Shareholders From

Net investment income:
Institutional	(3,141,405)	(1,933,439)
Investor A	(269,449)	(73,543)
Investor C	(145,136)	(82,943)
Net realized gain:
Institutional	(135,095)	(9,444)
Investor A	(9,128)	(407)
Investor C	(7,832)	(454)

Decrease in net assets resulting from dividends and distributions to shareholders	(3,708,045)	(2,100,230)

Capital Share Transactions

Net increase in net assets derived from capital share transactions	20,113,973	73,526,873

Net Assets

Total increase in net assets	9,509,787	72,733,417
Beginning of period	72,734,167	750

End of period	$ 82,243,954	$ 72,734,167

End of period undistributed net investment income	$ 114,576	$ 103,720

[1] Commencement of operations.

See Notes to Financial Statements.

BLACKROCK MUNICIPAL BOND FUND, INC.

JUNE 30, 2008

45

Financial Highlights	BlackRock Short-Term Municipal Fund

	BlackRock
		Period
	Year Ended,	October 2, 2006[1]
	June 30,	to June 30,
	2008	2007

Per Share Operating Performance

Net asset value, beginning of period	$ 9.89	$ 9.93

Net investment income[2]	0.33	0.25
Net realized and unrealized gain (loss)	0.09	(0.04)

Net increase from investment operations	0.42	0.21

Dividends from net investment income	(0.33)	(0.25)

Net asset value, end of period	$ 9.98	$ 9.89

Total Investment Return

Based on net asset value	4.26%	2.09%[3]

Ratios to Average Net Assets

Total expenses after waiver	0.39%	0.35%[4]

Total expenses	0.42%	0.45%[4]

Net investment income	3.28%	3.34%[4]

Supplemental Data

Net assets, end of period (000)	$ 1,822	$ 2,457

Portfolio turnover	33%	110%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Aggregate total investment return.

[4]	Annualized.

See Notes to Financial Statements.

46 BLACKROCK MUNICIPAL BOND FUND, INC.

JUNE 30, 2008

Financial Highlights (continued)			BlackRock Short-Term Municipal Fund

			Institutional
		Year Ended June 30,
	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$ 9.88	$ 9.88	$ 9.99	$ 10.05	$ 10.17

Net investment income[1]	0.33	0.32	0.27	0.19	0.18
Net realized and unrealized gain (loss)	0.09	—[2]	(0.11)	(0.06)	(0.12)

Net increase from investment operations	0.42	0.32	0.16	0.13	0.06

Dividends from net investment income	(0.33)	(0.32)	(0.27)	(0.19)	(0.18)

Net asset value, end of year	$ 9.97	$ 9.88	$ 9.88	$ 9.99	$ 10.05

Total Investment Return[3]

Based on net asset value	4.31%	3.32%	1.57%	1.30%	0.59%

Ratios to Average Net Assets

Total expenses after waiver	0.35%	0.38%	0.44%	0.43%	0.42%

Total expenses	0.49%	0.48%	0.45%	0.44%	0.43%

Net investment income	3.30%	3.27%	2.66%	1.88%	1.78%

Supplemental Data

Net assets, end of year (000)	$ 181,624	$ 131,061	$149,333	$ 186,877	$ 243,443

Portfolio turnover	33%	110%	83%	87%	69%

[1]	Based on average shares outstanding.

[2]	Total amount is less than $0.01 per share.

[3]	Total investment returns exclude the effects of any sales charges.

See Notes to Financial Statements.

BLACKROCK MUNICIPAL BOND FUND, INC.

JUNE 30, 2008

47

Financial Highlights (continued)	BlackRock Short-Term Municipal Fund

	Investor A

		Period
	Year Ended,	October 2, 2006[1]
	June 30,	to June 30,
	2008	2007

Per Share Operating Performance

Net asset value, beginning of period	$ 9.88	$ 9.93

Net investment income[2]	0.30	0.23
Net realized and unrealized gain (loss)	0.11	(0.05)

Net increase from investment operations	0.41	0.18

Dividends from net investment income	(0.31)	(0.23)

Net asset value, end of period	$ 9.98	$ 9.88

Total Investment Return[3]

Based on net asset value	4.15%	1.79%[4]

Ratios to Average Net Assets

Total expenses after waiver	0.60%	0.61%[5]

Total expenses	0.79%	1.06%[5]

Net investment income	3.03%	3.12%[5]

Supplemental Data

Net assets, end of period (000)	$ 9,403	$ 1,456

Portfolio turnover	33%	110%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Total investment returns exclude the effects of sales charges.

[4]	Aggregate total investment return.

[5]	Annualized.

See Notes to Financial Statements.

48 BLACKROCK MUNICIPAL BOND FUND, INC.

JUNE 30, 2008

Financial Highlights (continued)							BlackRock Short-Term Municipal Fund

			Investor A1					Investor B

		Year Ended June 30,					Year Ended June 30,

	2008	2007	2006	2005	2004	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$ 9.89	$ 9.89	$ 10.00	$ 10.06	$ 10.18	$ 9.88	$ 9.88	$ 10.00	$ 10.05	$ 10.17

Net investment income [1]	0.32	0.32	0.26	0.18	0.17	0.30	0.29	0.23	0.15	0.14
Net realized and unrealized gain (loss)	0.09	(0.01)	(0.11)	(0.06)	(0.12)	0.08	—[3]	(0.12)	(0.05)	(0.12)

Net increase from investment operations	0.41	0.31	0.15	0.12	0.05	0.38	0.29	0.11	0.10	0.02

Dividends from net investment income	(0.32)	(0.31)	(0.26)	(0.18)	(0.17)	(0.29)	(0.29)	(0.23)	(0.15)	(0.14)

Net asset value, end of year	$ 9.98	$ 9.89	$ 9.89	$ 10.00	$ 10.06	$ 9.97	$ 9.88	$ 9.88	$ 10.00	$ 10.05

Total Investment Return[2]

Based on net asset value	4.20%	3.21%	1.47%	1.20%	0.50%	3.94%	2.95%	1.11%	1.04%	0.24%

Ratios to Average Net Assets

Total expenses after waiver	0.45%	0.48%	0.54%	0.53%	0.52%	0.70%	0.74%	0.80%	0.79%	0.77%

Total expenses	0.59%	0.58%	0.55%	0.54%	0.53%	0.85%	0.85%	0.81%	0.80%	0.78%

Net investment income	3.22%	3.18%	2.55%	1.76%	1.68%	2.97%	2.90%	2.28%	1.50%	1.43%

Supplemental Data

Net assets, end of year (000)	$105,580	$122,281	$ 99,293	$141,172	$244,741	$ 10,612	$ 14,380	$ 23,769	$ 38,565	$ 63,135

Portfolio turnover	33%	110%	83%	87%	69%	33%	110%	83%	87%	69%

[1]	Based on average shares outstanding.

[2]	Total investment returns exclude the effects of sales charges.

[3]	Amount is less than $(0.01) per share.

See Notes to Financial Statements.

BLACKROCK MUNICIPAL BOND FUND, INC.

JUNE 30, 2008

49

Financial Highlights (continued)	BlackRock Short-Term Municipal Fund

	Investor C
		Period
	Year Ended	October 2, 2006[1]
	June 30,	to June 30,
	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$ 9.88	$ 9.93

Net investment income[2]	0.23	0.17
Net realized and unrealized gain (loss)	0.09	(0.05)

Net increase from investment operations	0.32	0.12

Dividends from net investment income	(0.23)	(0.17)

Net asset value, end of period	$ 9.97	$ 9.88

Total Investment Return[3]

Based on net asset value	3.27%	1.23%[4]

Ratios to Average Net Assets

Total expenses after waiver	1.35%	1.36%[5]

Total expenses	1.78%	2.06%[5]

Net investment income	2.28%	2.37%[5]

Supplemental Data

Net assets, end of period (000)	$ 7,365	$ 2,084

Portfolio turnover	33%	110%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Total investment returns exclude the effects of sales charges.

[4]	Aggregate total investment return.

[5]	Annualized.

See Notes to Financial Statements.

50 BLACKROCK MUNICIPAL BOND FUND, INC.

JUNE 30, 2008

Financial Highlights (continued)							BlackRock Municipal Insured Fund

			Institutional					Investor A

			Year Ended June 30,				Year Ended June 30,

	2008	2007	2006	2005	2004	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$ 7.67	$ 7.69	$ 8.00	$ 7.70	$ 8.07	$ 7.67	$ 7.68	$ 8.00	$ 7.70	$ 8.07

Net investment income[1]	0.33	0.32	0.35	0.36	0.40	0.31	0.33	0.33	0.34	0.38
Net realized and unrealized gain (loss)	(0.23)	0.03	(0.28)	0.30	(0.37)	(0.24)	0.01	(0.29)	0.30	(0.37)

Net increase from investment operations	0.10	0.35	0.07	0.66	0.03	0.07	0.34	0.04	0.64	0.01

Dividends and distributions from:
Net investment income	(0.34)	(0.33)	(0.35)	(0.36)	(0.40)	(0.32)	(0.31)	(0.33)	(0.34)	(0.38)
Net realized gain	(0.01)	(0.04)	(0.03)	—	—	(0.01)	(0.04)	(0.03)	—	—

Total dividends and distributions	(0.35)	(0.37)	(0.38)	(0.36)	(0.40)	(0.33)	(0.35)	(0.36)	(0.34)	(0.38)

Net asset value, end of year	$ 7.42	$ 7.67	$ 7.69	$ 8.00	$ 7.70	$ 7.41	$ 7.67	$ 7.68	$ 8.00	$ 7.70

Total Investment Return[2]

Based on net asset value	1.37%	4.60%	0.82%	8.74%	0.35%	0.96%	4.47%	0.44%	8.47%	0.10%

Ratios to Average Net Assets

Total expenses after waiver and excluding
interest expense and fees[3]	0.46%	0.47%	0.45%	0.46%	0.46%	0.72%	0.72%	0.70%	0.71%	0.71%

Total expenses after waiver	0.84%	0.87%	0.74%	0.63%	0.66%	1.10%	1.12%	0.99%	0.88%	0.91%

Total expenses	0.85%	0.87%	0.74%	0.64%	0.67%	1.11%	1.13%	0.99%	0.89%	0.91%

Net investment income	4.38%	4.42%	4.40%	4.58%	5.04%	4.12%	4.17%	4.15%	4.33%	4.79%

Supplemental Data

Net assets, end of year (000)	$545,130	$604,691	$639,687	$707,134	$733,310	$169,010	$172,236	$172,083	$182,216	$183,007

Portfolio turnover	40%	36%	41%	47%	44%	40%	36%	41%	47%	44%

[1]	Based on average shares outstanding.

[2]	Total investment returns exclude the effects of sales charges.

[3]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

See Notes to Financial Statements.

BLACKROCK MUNICIPAL BOND FUND, INC.

JUNE 30, 2008

51

Financial Highlights (continued)			BlackRock Municipal Insured Fund

			Investor B

		Year Ended June 30,

	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$ 7.67	$ 7.68	$ 7.99	$ 7.69	$ 8.07

Net investment income[1]	0.27	0.29	0.29	0.30	0.34
Net realized and unrealized gain (loss)	(0.24)	0.01	(0.28)	0.30	(0.38)

Net increase (decrease) from investment operations	0.03	0.30	0.01	0.60	(0.04)

Dividends and distributions from:
Net investment income	(0.28)	(0.27)	(0.29)	(0.30)	(0.34)
Net realized gain	(0.01)	(0.04)	(0.03)	—	—

Total dividends and distributions	(0.29)	(0.31)	(0.32)	(0.30)	(0.34)

Net asset value, end of year	$ 7.41	$ 7.67	$ 7.68	$ 7.99	$ 7.69

Total Investment Return[2]

Based on net asset value	0.45%	3.95%	0.05%	7.93%	(0.53%)

Ratios to Average Net Assets

Total expenses after waiver and excluding interest expense and fees[3]	1.23%	1.23%	1.21%	1.21%	1.21%

Total expenses after waiver	1.61%	1.63%	1.50%	1.39%	1.42%

Total expenses	1.61%	1.63%	1.50%	1.40%	1.42%

Net investment income	3.61%	3.67%	3.64%	3.83%	4.29%

Supplemental Data

Net assets, end of year (000)	$ 33,422	$ 45,533	$ 66,477	$ 91,355	$ 111,524

Portfolio turnover	40%	36%	41%	47%	44%

[1]	Based on average shares outstanding.

[2]	Total investment returns exclude the effects of sales charges.

[3]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

See Notes to Financial Statements.

52 BLACKROCK MUNICIPAL BOND FUND, INC.

JUNE 30, 2008

Financial Highlights (continued)				BlackRock Municipal Insured Fund

	Investor C			Investor C1

		Period
		October 2,
	Year Ended	2006[1] to
	June 30,	June30,		Year Ended June 30,
	2008	2007	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of period	$ 7.68	$ 7.88	$ 7.67	$ 7.68	$ 8.00	$ 7.69	$ 8.07

Net investment income[2]	0.25	0.17	0.27	0.28	0.28	0.30	0.33
Net realized and unrealized gain (loss)	(0.24)	(0.14)	(0.24)	0.02	(0.29)	0.31	(0.38)

Net increase (decrease) from investment operations	0.01	0.03	0.03	0.30	(0.01)	0.61	(0.05)

Dividends and distributions from:
Net investment income	(0.26)	(0.19)	(0.28)	(0.27)	(0.28)	(0.30)	(0.33)
Net realized gain	(0.01)	(0.04)	(0.01)	(0.04)	(0.03)	—	—

Total dividends and distributions	(0.27)	(0.23)	(0.29)	(0.31)	(0.31)	(0.30)	(0.33)

Net asset value, end of period	$ 7.42	$ 7.68	$ 7.41	$ 7.67	$ 7.68	$ 8.00	$ 7.69

Total Investment Return[3]

Based on net asset value	0.22%	0.34%[4]	0.41%	3.90%	(0.12%)	8.01%	(0.58%)

Ratios to Average Net Assets

Total expenses after waiver and excluding interest expense and fees[5]	1.46%	1.51%[6]	1.27%	1.28%	1.26%	1.26%	1.26%

Total expenses after waiver	1.84%	1.90%[6]	1.65%	1.68%	1.55%	1.44%	1.47%

Total expenses	1.85%	1.90%[6]	1.66%	1.68%	1.55%	1.45%	1.47%

Net investment income	3.37%	3.37%[6]	3.57%	3.63%	3.59%	3.77%	4.23%

Supplemental Data

Net assets, end of period (000)	$ 13,674	$ 4,542	$ 42,655	$ 51,452	$ 61,046	$ 64,682	$ 61,794

Portfolio turnover	40%	36%	40%	36%	41%	47%	44%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Total investment returns exclude the effects of sales charges.

[4]	Aggregate total investment return.

[5]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

[6]	Annualized.

See Notes to Financial Statements.

BLACKROCK MUNICIPAL BOND FUND, INC.

JUNE 30, 2008

53

Financial Highlights (continued)							BlackRock National Municipal Fund

		Institutional						Investor A

		Year Ended June 30,					Year Ended June 30,

	2008	2007	2006	2005	2004	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$ 10.39	$ 10.36	$ 10.66	$ 10.29	$ 10.54	$ 10.39	$ 10.37	$ 10.67	$ 10.29	$ 10.54

Net investment income[1]	0.48	0.49	0.51	0.53	0.55	0.45	0.46	0.49	0.50	0.52
Net realized and unrealized gain (loss)	(0.44)	0.05	(0.30)	0.37	(0.25)	(0.43)	0.03	(0.30)	0.38	(0.25)

Net increase from investment operations	0.04	0.54	0.21	0.90	0.30	0.02	0.49	0.19	0.88	0.27

Dividends from net investment income	(0.48)	(0.51)	(0.51)	(0.53)	(0.55)	(0.45)	(0.47)	(0.49)	(0.50)	(0.52)

Net asset value, end of year	$ 9.95	$ 10.39	$ 10.36	$ 10.66	$ 10.29	$ 9.96	$ 10.39	$ 10.37	$ 10.67	$ 10.29

Total Investment Return[2]

Based on net asset value	0.35%	5.06%	2.02%	8.89%	2.88%	0.22%	4.71%	1.77%	8.73%	2.62%

Ratios to Average Net Assets

Total expenses after waiver and excluding
interest expense and fees[3]	0.60%	0.59%	0.58%	0.59%	0.60%	0.82%	0.84%	0.83%	0.84%	0.85%

Total expenses after waiver	0.78%	0.99%	0.84%	0.72%	0.70%	1.01%	1.24%	1.09%	0.97%	0.95%

Total expenses	0.79%	1.00%	0.85%	0.72%	0.70%	1.02%	1.24%	1.10%	0.97%	0.95%

Net investment income	4.69%	4.66%	4.87%	5.02%	5.23%	4.46%	4.43%	4.61%	4.76%	4.97%

Supplemental Data

Net assets, end of year (000)	$977,642	$976,153	$890,984	$909,125	$907,419	$472,018	$349,225	$283,814	$248,231	$207,376

Portfolio turnover	61%	46%	56%	33%	20%	61%	46%	56%	33%	20%

[1]	Based on average shares outstanding.

[2]	Total investment returns exclude the effects of sales charges.

[3]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

See Notes to Financial Statements.

54 BLACKROCK MUNICIPAL BOND FUND, INC.

JUNE 30, 2008

Financial Highlights (continued)				BlackRock National Municipal Fund

			Investor B

			Year Ended June 30,

	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$ 10.38	$ 10.36	$ 10.66	$ 10.28	$ 10.53

Net investment income[1]	0.40	0.41	0.43	0.45	0.47
Net realized and unrealized gain (loss)	(0.43)	0.02	(0.30)	0.38	(0.26)

Net increase (decrease) from investment operations	(0.03)	0.43	0.13	0.83	0.21

Dividends from net investment income	(0.40)	(0.41)	(0.43)	(0.45)	(0.46)

Net asset value, end of year	$ 9.95	$ 10.38	$ 10.36	$ 10.66	$ 10.28

Total Investment Return[2]

Based on net asset value	(0.30)%	4.18%	1.25%	8.18%	2.10%

Ratios to Average Net Assets

Total expenses after waiver and excluding interest expense and fees[3]	1.35%	1.34%	1.34%	1.35%	1.35%

Total expenses after waiver	1.53%	1.75%	1.60%	1.48%	1.45%

Total expenses	1.54%	1.75%	1.61%	1.48%	1.46%

Net investment income	3.94%	3.92%	4.11%	4.27%	4.47%

Supplemental Data

Net assets, end of year (000)	$ 69,859	$ 101,260	$ 134,177	$ 177,553	$ 217,814

Portfolio turnover	61%	46%	56%	33%	20%

[1]	Based on average shares outstanding.

[2]	Total investment returns exclude the effects of sales charges.

[3]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

See Notes to Financial Statements.

BLACKROCK MUNICIPAL BOND FUND, INC.

JUNE 30, 2008

55

Financial Highlights (continued)				BlackRock National Municipal Fund

	Investor C			Investor C1

		Period
		October 2,
	Year Ended	2006[1] to
	June 30,	June30,		Year Ended June 30,
	2008	2007	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of period	$ 10.39	$ 10.57	$ 10.39	$ 10.36	$ 10.66	$ 10.29	$ 10.54

Net investment income[2]	0.37	0.25	0.40	0.41	0.43	0.44	0.46
Net realized and unrealized gain (loss)	(0.43)	(0.16)	(0.44)	0.04	(0.29)	0.37	(0.25)

Net increase (decrease) from investment operations	(0.06)	0.09	(0.04)	0.45	0.14	0.81	0.21

Dividends from net investment income	(0.37)	(0.27)	(0.40)	(0.42)	(0.44)	(0.44)	(0.46)

Net asset value, end of period	$ 9.96	$ 10.39	$ 9.95	$ 10.39	$ 10.36	$ 10.66	$ 10.29

Total Investment Return[3]

Based on net asset value	(0.57)%	0.96%[4]	(0.44)%	4.23%	1.20%	8.02%	2.05%

Ratios to Average Net Assets

Total expenses after waiver and excluding interest expense and fees[5]	1.62%	1.65%[6]	1.39%	1.39%	1.39%	1.40%	1.40%

Total expenses after waiver	1.81%	2.05%[6]	1.57%	1.80%	1.65%	1.53%	1.50%

Total expenses	1.82%	2.05%[6]	1.58%	1.80%	1.65%	1.53%	1.51%

Net investment income	3.66%	3.59%[6]	3.90%	3.88%	4.05%	4.20%	4.42%

Supplemental Data

Net assets, end of period (000)	$103,504	$ 41,676	$114,746	$140,653	$139,447	$107,893	$ 74,849

Portfolio turnover	61%	46%	61%	46%	56%	33%	20%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Total investment returns exclude the effects of sales charges.

[4]	Aggregate total investment return.

[5]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

[6]	Annualized.

See Notes to Financial Statements.

56 BLACKROCK MUNICIPAL BOND FUND, INC.

JUNE 30, 2008

Financial Highlights (continued)	BlackRock High Yield Municipal Fund

	Institutional

		Period
	Year Ended	August 1, 2006[1]
	June 30,	to June 30,
	2008	2007

Per Share Operating Performance

Net asset value, beginning of period	$ 9.96	$ 10.00

Net investment income[2]	0.44	0.39
Net realized and unrealized loss	(1.26)	(0.03)

Net increase (decrease) from investment operations	(0.82)	0.36

Dividends and distributions from:
Net investment income	(0.44)	(0.40)
Net realized gain	(0.02)	—[3]

Total dividends and distributions	(0.46)	(0.40)

Net asset value, end of period	$ 8.68	$ 9.96

Total Investment Return

Based on net asset value	(8.38)%	3.59%[4]

Ratios to Average Net Assets

Total expenses after waiver and excluding interest expense and fees[5]	0.78%	0.62%[6]

Total expenses after waiver	0.81%	0.62%[6]

Total expenses	0.84%	0.96%[6]

Net investment income	4.76%	4.35%[6]

Supplemental Data

Net assets, end of period (000)	$ 71,203	$ 62,464

Portfolio turnover	33%	16%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Amount is less than $(0.01) per share.

[4]	Aggregate total investment return.

[5]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

[6]	Annualized.

See Notes to Financial Statements.

BLACKROCK MUNICIPAL BOND FUND, INC.

JUNE 30, 2008

57

Financial Highlights (continued)	BlackRock High Yield Municipal Fund

	Investor A

		Period
	Year Ended	August 1, 2006[1]
	June 30,	to June 30,
	2008	2007

Per Share Operating Performance

Net asset value, beginning of period	$ 9.95	$ 10.00

Net investment income[2]	0.41	0.32
Net realized and unrealized gain (loss)	(1.26)	0.01

Net increase (decrease) from investment operations	(0.85)	0.33

Dividends and distributions from:
Net investment income	(0.41)	(0.38)
Net realized gain	(0.02)	—[3]

Total dividends and distributions	(0.43)	(0.38)

Net asset value, end of period	$ 8.67	$ 9.95

Total Investment Return[4]

Based on net asset value	(8.62)%	3.26%[5]

Ratios to Average Net Assets

Total expenses after waiver, and excluding interest expense and fees[6]	1.03%	0.89%[7]

Total expenses after waiver	1.05%	0.89%[7]

Total expenses	1.08%	1.19%[7]

Net investment income	4.52%	4.16%[7]

Supplemental Data

Net assets, end of period (000)	$ 6,513	$ 5,892

Portfolio turnover	33%	16%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Amount is less than $(0.01) per share.

[4]	Total investment returns exclude the effects of sales charges.

[5]	Aggregate total investment return.

[6]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

[7]	Annualized.

See Notes to Financial Statements.

58 BLACKROCK MUNICIPAL BOND FUND, INC.

JUNE 30, 2008

Financial Highlights (concluded)	BlackRock High Yield Municipal Fund

	Investor C

		Period
	Year Ended	August 1, 2006[1]
	June 30,	to June 30,
	2008	2007

Per Share Operating Performance

Net asset value, beginning of period	$ 9.97	$ 10.00

Net investment income[2]	0.34	0.30
Net realized and unrealized loss	(1.27)	(0.02)

Net increase (decrease) from investment operations	(0.93)	0.28

Dividends and distributions from:
Net investment income	(0.34)	(0.31)
Net realized gain	(0.02)	—[3]

Total dividends and distributions	(0.36)	(0.31)

Net asset value, end of period	$ 8.68	$ 9.97

Total Investment Return[4]

Based on net asset value	(9.40)%	2.84%[5]

Ratios to Average Net Assets

Total expenses after waiver and excluding interest expense and fees[6]	1.80%	1.53%[7]

Total expenses after waiver	1.82%	1.53%[7]

Total expenses	1.85%	1.84%[7]

Net investment income	3.76%	3.50%[7]

Supplemental Data

Net assets, end of period (000)	$ 4,527	$ 4,378

Portfolio turnover	33%	16%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Amount is less than $(0.01) per share.

[4]	Total investment returns exclude the effects of sales charges.

[5]	Aggregate total investment return.

[6]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

[7]	Annualized.

See Notes to Financial Statements.

BLACKROCK MUNICIPAL BOND FUND, INC.

JUNE 30, 2008

59

Notes to Financial Statements

1. Significant Accounting Policies:

BlackRock Municipal Bond Fund, Inc. (“The Bond Fund”) consisting of
BlackRock Short-Term Municipal Fund, BlackRock Municipal Insured
Fund, BlackRock National Municipal Fund and BlackRock High Yield
Municipal Fund (the “Funds” or individually as the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940
Act”), as a diversified, open-end management investment company.
For the BlackRock High Yield Municipal Fund, prior to the commence-
ment of operations on August 1, 2006, the Fund had no operations other than those relating to organizational matters and the issuance of
75 shares of Common Stock of the Fund on July 10, 2006 to Fund
Asset Management, L.P. for $750. The Bond Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of manage-
ment accruals and estimates. Actual results may differ from these estimates. The Funds offer multiple classes of shares. BlackRock and
Institutional Shares are sold only to certain eligible investors. Investor A and Investor A1 Shares are sold with a front-end sales charge. Shares of Investor B, Investor C and Investor C1 may be subject to a contingent deferred sales charge. All classes of shares have identical voting, divi-
dend, liquidation and other rights and the same terms and conditions, except that Investor A, Investor A1, Investor B, Investor C, Investor C1
Shares bear certain expenses related to the shareholding servicing of such shares, and Investor B, Investor C, and Investor C1 Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor
B shareholders may vote on material changes to the Investor A and
Investor A1 distribution plan, as applicable).

The following is a summary of significant accounting policies followed by the Funds:

Valuation of Investments: Municipal investments (including commit-
ments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services selected under the supervision of the Funds’ Board of Directors (the
“Board”). In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transac-
tions in comparable investments and various relationships between investments. Swap agreements are valued by quoted fair values received by a Fund’s pricing service or through brokers. Investments in open-end investment companies are valued at net asset value each business day.
Financial futures contracts traded on exchanges are valued at their last sale price. Short-term securities are valued at amortized cost.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Board as reflecting fair value (“Fair Value
Assets”). When determining the price for Fair Value Assets the investment advisor and/or the subadvisor seeks to determine the price that the
Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or the sub-advisor deems relevant. The pricing of all Fair Value Assets is subse-
quently reported to the Board or a committee thereof.

Derivitive Financial Instruments: The Funds may engage in various port-
folio investment strategies both to increase the return of the Fund and to hedge, or protect, its exposure to interest rate movements and move-
ments in the securities markets. Losses may arise if the value of the con-
tract decreases due to an unfavorable change in the price of the under-
lying security or if the counterparty does not perform under contract.

•Forward interest rate swaps — The Funds may enter into forward interest rate swaps. In a forward interest rate swap, the Funds and the counterparty agree to make periodic net payments on a specified notional contract amount, commencing on a specified future effective date, unless terminated earlier. These periodic payments received or made by the Funds are recorded in the accompanying Statements of
Operations as realized gains or losses, respectively. Gains or losses are realized upon termination of the swap agreements. Swaps are marked-to market daily and changes in value are recorded as unreal-
ized appreciation (depreciation). When the swap is terminated, the
Funds will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. The Funds generally intend to close each forward interest rate swap before the accrual date speci-
fied in the agreement and therefore avoid entering into the interest rate swap underlying each forward interest rate swap.

•Futures — The Funds may purchase or sell financial futures contracts and options on such futures contracts. Futures contracts are con-
tracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Funds agree to receive from, or pay to, the broker an amount of cash equal to the daily fluctuation in value of the con-
tract. Such receipts or payments are known as margin variation and are recognized by the Funds as unrealized gains or losses. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

60 BLACKROCK MUNICIPAL BOND FUND, INC.

JUNE 30, 2008

Notes to Financial Statements (continued)

Forward Commitments and When-Issued Delayed Delivery Securities:
The Funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds may purchase securi-
ties under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement. Upon making a commitment to purchase a security on a when-issued basis, the Funds will hold liquid assets worth at least the equivalent of the amount due.

Municipal Bonds Transferred to Tender Option Bond Trusts: The Funds
leverage their assets through the use of tender option bond trusts
(“TOBs”). A TOB is established by a third party sponsor forming a special purpose entity, into which one or more funds, or an agent on behalf of the Funds, transfers municipal securities. Other funds managed by the investment advisor may also contribute municipal securities to a TOB into which the Funds have contributed securities. A TOB typically issues two classes of beneficial interests: short-term floating rate certificates, which are sold to third party investors, and residual certificates (“TOB
Residuals”), which are generally issued to the participating funds that made the transfer or to affiliates of the Funds. The TOB Residuals held by a Fund include the right of the Fund (1) to cause the holders of a pro-
portional share of the floating rate certificates to tender their certificates at par, and (2) to transfer, within seven days, a corresponding share of the municipal securities from the TOB to the Fund. The cash received by the TOB from the sale of the short-term floating rate certificates, less transaction expenses, is paid to a Fund, which typically invests the cash in additional municipal securities. Each Fund’s transfer of the municipal securities to a TOB is accounted for as a secured borrowing, therefore the municipal securities deposited into a TOB are presented
in the Funds’ Schedule of Investments and the proceeds from the trans-
action are reported as a liability of the Fund.

Interest income from the underlying security is recorded by the Funds on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are reported as expenses of the Funds. The floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date. At June 30, 2008, the aggregate value of the underlying municipal securities transferred to TOBs, the related liablility for trust certificates and the range of interest rates on the trust certifi-
cates were as follows:

Range of
		Interest	Underlying
		Rates on	Municipal
	Liability for	the Liability	Bonds
	Trust	for Trust	Transferred
	Certificates	Certificates	to TOBs

BlackRock Municipal		1.63% –
Insured Fund	$76,755,000	3.081%	$155,010,911
BlackRock National		1.863% –
Municipal Fund	$74,912,500	3.411%	$151,493,075
BlackRock High Yield
Municipal Fund	$ 1,205,000	2.438%	$ 2,413,302

Financial transactions executed through TOBs generally will underperform the market for fixed rate municipal bonds in a rising interest rate envi-
ronment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Should short-term inter-
est rates rise, the Fund’s investment in TOB Residuals likely will adversely affect a Fund’s net investment income and dividends to shareholders.
Fluctuations in the market value of municipal securities deposited into the TOB may adversely affect the Funds’ net asset values per share.

Zero-Coupon Bonds: The Funds may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experi-
ence greater volatility in market value than similar maturity debt obliga-
tions which provide for regular interest payments.

Segregation: In cases in which the 1940 Act and the interpretive posi-
tions of the Securities and Exchange Commission (“SEC”) require that each Fund segregate assets in connection with certain investments
(e.g., futures) or certain borrowings, each Fund will, consistant with cer-
tain interpretive letters issued by the SEC, designate on its books and records cash or other liquid debt securities having a market value at least equal to the amount that would otherwise be required to be physi-
cally segregated.

Investment Transactions and Investment Income: Investment trans-
actions are recorded on the dates the transactions are entered into
(the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis. Each Fund amortizes all premiums and discounts on debt securi-
ties. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

BLACKROCK MUNICIPAL BOND FUND, INC.

JUNE 30, 2008

61

Notes to Financial Statements (continued)

Income Taxes: It is the Funds’ policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment compa-
nies and to distribute substantially all of its taxable income to its share-
holders. Therefore, no federal income tax provision is required.

Effective December 31, 2007, the Funds implemented Financial
Accounting Standards Board (“FASB”) Interpretation No. 48, “Accounting
for Uncertainty in Income Taxes — an interpretation of FASB Statement
No. 109” (“FIN 48”). FIN 48 prescribes the minimum recognition thresh-
old a tax position must meet in connection with accounting for uncer-
tainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and rec-
ognized in the financial statements. The investment advisor has evaluat-
ed the application of FIN 48 to the Fund, and has determined that the adoption of FIN 48 does not have a material impact on the Funds’ finan-
cial statements. The Funds file U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds’ U.S. federal tax returns remains open for the years ended June 30, 2005 through June 30, 2007. The statutes of limitations on the Funds’ state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncements: In September 2006, Statement
of Financial Accounting Standards No. 157, “Fair Value Measurements”
(“FAS 157”), was issued and is effective for fiscal years beginning after
November 15, 2007. FAS 157 defines fair value, establishes a frame-
work for measuring fair value and expands disclosures about fair value measurements. The impact on the Funds’ financial statement disclo-
sures, if any, is currently being assessed.

In addition, in February 2007, Statement of Financial Accounting
Standards No. 159, “The Fair Value Option for Financial Assets and
Financial Liabilities” (“FAS 159”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value.
FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. The impact on the Funds’ financial statement disclosures, if any, is currently being assessed.

In March 2008, Statement of Financial Accounting Standards No. 161,
“Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133” (“FAS 161”) was issued and is effective effective for fiscal years beginning after November 15, 2008.

FAS 161 is intended to improve financial reporting for derivative instru-
ments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. The impact on the Funds’ financial statement disclosures, if any, is currently being assessed.

Bank Overdaft: BlackRock National Municipal Fund recorded a bank overdraft due to estimate of available cash.

Other: Expenses directly related to the Funds’ or their classes are charged to that Fund or class. Other operating expenses are pro-rated among those funds on the basis of relative net assets or other appropri-
ate methods. Other expenses of the Funds are allocated daily to each class based on their relative net assets.

2. Investment Advisory Agreement and Other Transactions
with Affiliates:

Each Fund has entered into an Investment Advisory Agreement with
BlackRock Advisors, LLC (the “Advisor”), and indirect, wholly owned sub-
sidiary of BlackRock, Inc., to provide investment advisory and administration services. Merrill Lynch & Co., Inc. (“Merrill Lynch”) and
The PNC Financial Services Group, Inc. (PNC”) are principal owners of
BlackRock, Inc.

The Advisor is responsible for the management of each Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operation of the Bond Fund. For such services, the Funds pay the Advisor a monthly fee with respect to each
Fund at the annual rates set forth below which are based upon the aver-
age daily value of the Fund’s net assets.

	Rate of Advisory Fee

	BlackRock BlackRock BlackRock
Aggregate of Average	Short-Term	Municipal	National
Daily Net Assets of the	Municipal	Insured	Municipal
Three Combined Funds[1]	Fund	Fund	Fund

Not exceeding $250 million	0.400%	0.400%	0.500%
In excess of $250 million but
not exceeding $400 million	0.375%	0.375%	0.475%
In excess of $400 million but
not exceeding $550 million	0.350%	0.375%	0.475%
In excess of $550 million but
not exceeding $1.5 billion	0.325%	0.375%	0.475%
In excess of $1.5 billion	0.325%	0.350%	0.475%

[1] The portion of the assets of a Fund to which the rate of each breakpoint level applies will be determined on a “uniform percentage” basis. The uniform percent-
age applicable to a breakpoint level is determined by dividing the amount of the aggregate average daily net assets of the three combined Funds that falls within that breakpoint level by the aggregate average daily net assets of the three com-
bined Funds. The amount of the fee for a Fund at each breakpoint level is deter-
mined by multiplying the average daily net assets of that Fund by the uniform percentage applicable to that breakpoint level and multiplying the product by the advisory fee rate.

62 BLACKROCK MUNICIPAL BOND FUND, INC.

JUNE 30, 2008

Notes to Financial Statements (continued)

For the BlackRock Short-Term Municipal Fund, the Advisor has voluntarily agreed to waive fees or expenses in order to limit expenses as follows:
0.35% for Institutional Shares, 0.60% for Investor A Shares, 0.45%
for Investor A1 Shares, 0.70% for Investor B Shares and 1.35% for
Investor C Shares. For the year ended June 30, 2008, the Advisor waived $389,720 which is included in fees waived by Advisor on the
Statements of Operations.

The BlackRock High Yield Municipal Fund’s rates are as follows: 0.55%
of the Fund’s average daily net assets not exceeding $250 million;
0.525% of average daily net assets in excess of $250 million but not exceeding $500 million; and 0.50% of average daily net assets in excess of $500 million. In addition, for the BlackRock High Yield
Municipal Fund, the Advisor has voluntarily agreed to waive a portion of the investment advisory fee. The amount of the waiver is determined monthly and can be discontinued at any time. For the year ended
June 30, 2008, the Advisor waived $18,171 which is included in fees waived by Advisor on the Statements of Operations.

The Advisor has agreed to waive its advisory fee for each Fund by the amount of investment advisory fee each Fund pays to the Advisor indi-
rectly through each Fund’s investment in the Merrill Lynch Institutional
Tax-Exempt Fund. This amount is shown on the Statements of Operations as fees waived by Advisor. For the year ended June 30, 2008, the amounts were as follows:

BlackRock Short-Term Municipal Fund	$ 23,686
BlackRock Municipal Insured Fund	$ 28,703
BlackRock National Municipal Fund	$139,140
BlackRock High Yield Municipal Fund	$ 5,643

The Advisor has entered into a separate sub-advisory agreement with
BlackRock Investment Management, LLC, (“BIM”), an affiliate of the
Advisor, under which the Advisor pays the for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Funds to the Advisor.

For the year ended June 30, 2008, each Fund reimbursed the Advisor for certain accounting services, which are included in accounting services in the Statements of Operations. The reimbursements were as follows:

BlackRock Short-Term Municipal Fund	$ 4,654
BlackRock Municipal Insured Fund	$ 14,292
BlackRock National Municipal Fund	$ 28,054
BlackRock High Yield Municipal Fund	$ 1,318

The Funds have entered into separate Distribution Agreements and
Distribution Plans with FAM Distributors, Inc. (“FAMD”) and BlackRock
Distributors, Inc. and its affiliates (“BDI”) (collectively, the “Distributor”).
FAMD is a wholly owned subsidiary of Merrill Lynch Group, Inc., and BDI is an affiliate of BlackRock, Inc.

Pursuant to the Distribution Plans adopted by the Bond Fund on behalf of the Funds in accordance with Rule 12b-1 under the 1940 Act, each Fund pays the Distributor ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

		Service Fees

	BlackRock	BlackRock	BlackRock	BlackRock
	Short-Term	Municipal	National	High Yield
	Municipal	Insured	Municipal	Municipal
	Fund	Fund	Fund	Fund

Investor A	0.25%	0.25%	0.25%	0.25%
Investor A1	0.10%	—	—	—
Investor B	0.15%	0.25%	0.25%	—
Investor C	0.25%	0.25%	0.25%	0.25%
Investor C1	—	0.25%	0.25%	—

		Distribution Fees

	BlackRock	BlackRock	BlackRock	BlackRock
	Short-Term	Municipal	National	High Yield
	Municipal	Insured	Municipal	Municipal
	Fund	Fund	Fund	Fund

Investor B	0.20%	0.50%	0.50%	—
Investor C	0.75%	0.75%	0.75%	0.75%
Investor C1	—	0.55%	0.55%	—

Pursuant to sub-agreements with the Distributor, broker-dealers, includ-
ing Merrill Lynch, Pierce, Fenner & Smith Incorporated (“MLPF&S”), a
wholly owned subsidiary of Merrill Lynch and the Distributor, provide shareholder servicing and distribution services to the Bond Fund. The ongoing service and/or distribution fee compensates the Distributor and each broker-dealer for providing shareholder servicing and/or distribu-
tion related services to Investor A, Investor A1, Investor B, Investor C and
Investor C1 shareholders.

BLACKROCK MUNICIPAL BOND FUND, INC.

JUNE 30, 2008

63

Notes to Financial Statements (continued)

For the year ended June 30, 2008, BDI earned underwriting discounts and direct commissions and MLPF&S earned dealer concessions on sales of the Funds’ Investor A and Investor A1 Shares as follows:

	BlackRock	BlackRock	BlackRock	BlackRock
	Short-Term	Municipal	National	High Yield
	Municipal	Insured	Municipal	Municipal
	Fund	Fund	Fund	Fund

Investor A Shares[1]	$45,824	$120,585	$644,949	$10,561

[1] These amounts include payments to Hilliard Lyons, which was considered an affiliate for a portion of the period.

For the year ended June 30, 2008, MLPF&S received contingent deferred sales charges relating to Investor B, Investor C and Investor C1
Shares as follows:

	BlackRock	BlackRock	BlackRock	BlackRock
	Short-Term	Municipal	National	High Yield
	Municipal	Insured	Municipal	Municipal
	Fund	Fund	Fund	Fund

Investor B Shares	$6,879	$32,198	$92,960	—
Investor C Shares	$5,278	$ 6,376	$40,971	$1,285
Investor C1 Shares	—	$ 642	$ 2,271	—

In addition, affilates received contingent deferred sales charges relating to transactions subject to front-end sales charge waivers as follows:

	BlackRock	BlackRock	BlackRock	BlackRock
	Short-Term	Municipal	National	High Yield
	Municipal	Insured	Municipal	Municipal
	Fund	Fund	Fund	Fund

Investor A Shares	$458	$46	$7,872	—

Pursuant to written agreements, certain affiliates provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other adminis-
trative services with respect to sub-accounts they service. For these services, these affiliates receive an annual fee per shareholder account, which will vary depending on share class. For the year ended June 30,
2008, the Funds paid the following amounts in return for these services:

BlackRock Short-Term Municipal Fund	$103,020
BlackRock Municipal Insured Fund	$184,108
BlackRock National Municipal Fund	$559,905
BlackRock High Yield Municipal Fund	$8,656

PNC Global Investment Servicing (U.S.) Inc., formerly PFPC Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Advisor, is the Funds’ transfer agent. Each class of the Funds bear the costs of transfer agent fees associated with such respective classes. Transfer agency fees borne by each class of the Funds are comprised of those fees charged for all shareholder communications including mailing of shareholder reports, dividend and distribution notices, and proxy materi-
als for shareholders meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares of each class of the Funds, 12b-1 fee calculation, check writing, anti-money launder-
ing services, and customer identification services.

The Advisor maintains a call center, which is responsible for providing certain shareholder services to the Bond Fund, such as responding to shareholder inquiries and processing transactions based upon instruc-
tions from shareholders with respect to the subscription and redemption of fund shares. During the year ended June 30, 2008, the following amounts have been accrued by each Fund to reimburse the Advisor for costs incurred running the call center, which are a component of the transfer agent fees in the accompanying Statements of Operations.

Call Center Fees

	BlackRock	BlackRock	BlackRock	BlackRock
	Short-Term	Municipal	National	High Yield
	Municipal	Insured	Municipal	Municipal
	Fund	Fund	Fund	Fund

BlackRock	$ 25	—	—	—
Institutional	$ 2,372	$15,748	$47,545	$ 400
Investor A	$ 149	$ 4,700	$ 9,716	$ 89
Investor A1	$ 876	—	—	—
Investor B	$ 120	$ 942	$ 2,282	—
Investor B1	$ 52	—	—	—
Investor C		$ 134	$ 1,078	$ 68
Investor C1	—	$ 896	$ 2,209	—

Certain officers and/or directors of the Bond Fund are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended June 30, 2008 were as follows:

	Purchases	Sales

BlackRock Short-Term Municipal Fund	$108,634,767	$ 78,160,101
BlackRock Municipal Insured Fund	$364,717,783	$439,189,738
BlackRock National Municipal Fund	$988,822,416	$984,823,077
BlackRock High Yield Municipal Fund	$ 31,170,418	$ 22,519,853

64 BLACKROCK MUNICIPAL BOND FUND, INC.

JUNE 30, 2008

Notes to Financial Statements (continued)

4. Short-Term Borrowings:

The Bond Fund, on behalf of the Funds, along with certain other funds managed by the Advisor and its affiliates is a party to a $500,000,000 credit agreement with a group of lenders. The Funds may borrow under the credit agreement to fund shareholder redemptions and for other law-
ful purposes other than for leverage. The Funds may borrow up to the maximum amount allowable under the Funds’ current Prospectus and
Statement of Additional Information, subject to various other legal,regu-
latory or contractual limits. On November 21, 2007 the credit agreement was renewed for one year under substantially the same terms. The Funds pay a commitment fee of 0.06% per annum based on the Funds’ pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Statements of Operations. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the federal funds rate plus 0.35% or a base rate as defined in the credit agreement. The Funds did not borrow under the credit agreement during the year ended June 30, 2008.

5. Income Tax Information:

Reclassifications: Accounting principles generally accepted in the
United States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

BlackRock Short-Term Municipal Fund

Accounting principles generally accepted in the United States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, during the current year, $119,413 has been reclassified between paid-in capital in excess of par and accumulated net realized loss, and $2,910 has been reclassified between accumulated net realized loss and un-
distributed net investment income as a result of permanent differences attributable to the expiration of capital loss carryforwards and the classification of settlement proceeds.

BlackRock Municipal Insured Fund

During the current year, $422,336 has been reclassified between accumulated net realized capital losses and undistributed net invest-
ment income as a result of permanent differences attributable to amortization methods on fixed income securities and the reclassification of distributions.

BlackRock National Municipal Fund

During the current year, $720,529 has been reclassified between undistrib-
uted net investment income and accumulated net realized capital losses as a result of amortization methods on fixed income securities and the classification of settlement proceeds.

BlackRock High Yield Municipal Fund

During the current year, $10,138 has been reclassified between paid-in capital in excess of par and undistributed net investment income and $12 has been reclassified between undistributed net investment income and accumulated net realized losses as a result of non-deductible expenses and the reclassification of distributions.

BlackRock Short-Term Municipal Fund

The tax character of distributions paid during the years ended June 30,
2008 and June 30, 2007 was as follows:

	6/30/2008	6/30/2007

Distributions paid from:
Tax-exempt income	$ 8,967,076	$9,759,232

Total distributions	$ 8,967,076	$9,759,232

As of June 30, 2008, the components of accumulated losses on a tax basis were as follows:

Undistributed tax-exempt income	$ 486,524
Undistributed long-term net capital gains	—

Total undistributed net earnings	486,524
Capital loss carryforward	(9,390,012)*
Net unrealized losses	1,650,325

Total net accumulated losses	$ (7,253,163)

* On June 30, 2008, the Fund had a capital loss carryforward of $9,390,012, of which $426,094 expires in 2009, $32,641 expires in 2011, $331,374 expires in
2012, $1,178,808 expires in 2013, $4,110,940 expires in 2014, $2,987,949 expires in 2015 and $322,206 expires in 2016. This amount will be available to offset future realized capital gains.

BlackRock Municipal Insured Fund

The tax character of distributions paid during the years ended June 30,
2007 and June 30, 2008 was as follows:

	6/30/2008	6/30/2007

Distributions paid from:
Tax-exempt income	$ 36,451,692	$37,725,824
Ordinary income	—	46,235
Net long-term capital gain	1,534,353	4,937,590

Total distributions	$ 37,986,045	$42,709,649

BLACKROCK MUNICIPAL BOND FUND, INC.

JUNE 30, 2008

65

Notes to Financial Statements (continued) As of June 30, 2008, the components of accumulated losses on a tax basis were as follows:

Undistributed tax-exempt income	$ 1,314,302
Undistributed long-term net capital gains	—

Total undistributed net earnings	1,314,302
Net unrealized losses	(3,895,752)*

Total net accumulated losses	$ (2,581,450)

* The difference between book-basis and tax-basis net unrealized losses is attributa-
ble primarily to the tax deferral of losses on wash sales, the tax deferral of losses on straddles, the deferral of post-October capital losses for tax purposes, the difference between book and tax treatment of residual interests on tender option bond trusts and the differences between book and tax amortization methods for premiums and discounts on fixed income securities.

BlackRock National Municipal Fund

The tax character of distributions paid during the years ended June 30,
2007 and June 30, 2008 was as follows:

	6/30/2008	6/30/2007

Distributions paid from:
Tax-exempt income	$ 74,585,923	$ 68,642,500

Total distributions	$ 74,585,923	$ 68,642,500

As of June 30, 2008, the components of accumulated losses on a tax basis were as follows:

Undistributed tax-exempt income	$ 1,447,172
Undistributed long-term net capital gains	—

Total undistributed net earnings	1,447,172
Capital loss carryforward	(26,828,294)*
Net unrealized losses	(35,400,424)**

Total net accumulated losses	$ (60,781,546)

* On June 30, 2008, the Fund had a net capital loss carryforward of $26,828,294, of which $23,849,631 expires in 2009, $444,566 expires in 2010, $942,957 expires in 2011 and $1,591,140 expires in 2012. This amount will be available to offset future realized capital gains.
** The difference between book-basis and tax-basis net unrealized losses is attributa-
ble primarily to the tax deferral of losses on wash sales, the tax deferral of losses on straddles, the deferral of post-October capital losses for tax purposes, the differ-
ence between book and tax treatment of residual interests on tender option bond trusts, book/tax differences in the accrual of income on securities in default and the difference between book and tax amortization methods for premium and discounts on fixed income securities.

BlackRock High Yield Municipal Fund The tax character of distributions paid during the years ended June 30, 2008 and June 30, 2007 was as follows:

	6/30/2008	6/30/2007

Distributions paid from:
Tax-exempt income	$ 3,555,990	$ 2,089,925
Net long-term capital gain	21,571	—
Ordinary income	130,484	$ 10,305

Total distributions	$ 3,708,045	$ 2,100,230

As of June 30, 2008, the components of accumulated losses on a tax basis were as follows:

Undistributed tax-exempt income	$ 151,212
Undistributed long-term net capital gains	—

Total undistributed net earnings	151,212
Capital loss carryforward	(258,523)*
Net unrealized losses	(11,176,473)**

Total net accumulated losses	$ (11,283,784)

* On June 30, 2008, the Fund had a capital loss carryforward of $258,523, all of which expires in 2016. This amount will be available to offset future realized capital gains.
** The difference between book-basis and tax-basis net unrealized losses is attribu-
table primarily to the book/tax differences in the accrual of income on securities in default, the deferral of post-October capital losses for tax purposes and the difference between book and tax treatment of residual interests on tender option bond trusts.

6. Concentration Risk:

Each Fund’s investments are concentrated in certain states, which may be affected by adverse financial, social, environmental, economic, regulatory and political factors.

Many municipalities insure repayment of their bonds, which reduces the risk of loss due to issuer default. The market value of these bonds may fluctuate for other reasons, including market perception of the value of such insurance, and there is no guarantee that the insurer will meet its obligation.

66 BLACKROCK MUNICIPAL BOND FUND, INC.

JUNE 30, 2008

Notes to Financial Statements (continued)

7. Capital Share Transactions:
Transactions in capital shares for each class were as follows:
	Year Ended		Period October 2, 2006*
	June 30, 2008		to June 30, 2007

	Shares	Amount	Shares	Amount

BlackRock Short-Term Municipal Fund

BlackRock Shares

Shares sold	—	—	2,874	$ 28,519
Shares issued resulting from reorganization	—	—	1,094,165	10,856,031
Shares issued to shareholders in reinvestment of dividends	7,219	72,014	13,277	131,697

Total issued	7,219	72,014	1,110,316	11,016,247
Shares redeemed	(73,092)	(730,403)	(861,862)	(8,542,264)

Net increase (decrease)	(65,873)	$ (658,389)	248,454	$ 2,473,983

* Commencement of operations.

			Year Ended
Institutional Shares			June 30, 2007

Shares sold	7,364,607	$ 73,727,719	2,062,719	$ 20,427,498
Shares issued resulting from reorganization	—	—	721,266	7,153,239
Shares issued to shareholders in reinvestment of dividends	230,835	2,302,223	247,581	2,449,491

Total issued	7,595,442	76,029,942	3,031,566	30,030,228
Shares redeemed	(2,643,000)	(26,376,640)	(4,877,444)	(48,321,661)

Net increase (decrease)	4,952,442	$ 49,653,302	(1,845,878)	$ (18,291,433)

			Period October 2, 2006*
Investor A Shares			to June 30, 2007

Shares sold	1,168,727	$ 11,651,976	185,469	$ 1,838,827
Shares issued resulting from reorganization	—	—	2,042	20,254
Shares issued to shareholders in reinvestment of dividends	11,803	117,921	1,586	15,703

Total issued	1,180,530	11,769,897	189,097	1,874,784
Shares redeemed	(385,226)	(3,860,050)	(41,774)	(414,043)

Net increase	795,304	$ 7,909,847	147,323	$ 1,460,741

* Commencement of operations.

			Year Ended
Investor A1 Shares			June 30, 2007

Shares sold and automatic conversion of shares	134,833	$ 1,345,652	678,506	$ 6,730,670
Shares issued resulting from conversion of Class C	—	—	6,091,469	60,465,669
Shares issued to shareholders in reinvestment of dividends	185,071	1,846,524	226,609	2,247,647

Total issued	319,904	3,192,176	6,996,584	69,443,986
Shares redeemed	(2,104,956)	(20,951,820)	(4,669,705)	(46,309,628)

Net increase (decrease)	(1,785,052)	$ (17,759,644)	2,326,879	$ 23,134,358

BLACKROCK MUNICIPAL BOND FUND, INC.

JUNE 30, 2008

67

Notes to Financial Statements (continued)

	Year Ended		Year Ended
	June 30, 2008		June 30, 2007

	Shares	Amount	Shares	Amount

BlackRock Short-Term Municipal Fund

Investor B Shares

Shares sold	66,520	$ 662,554	37,626	$ 372,718
Shares issued to shareholders in reinvestment of dividends	21,958	218,871	33,215	329,149

Total issued	88,478	881,425	70,841	701,867
Shares redeemed and automatic conversion of shares	(479,536)	(4,783,875)	(1,020,520)	(10,116,602)

Net decrease	(391,058)	$ (3,902,450)	(949,679)	$ (9,414,735)

			Period October 2, 2006*
Investor C Shares			to June 30, 2007

Shares sold	710,129	$ 7,088,444	231,602	$ 2,295,349
Shares issued to shareholders in reinvestment of dividends	7,861	78,483	1,443	14,283

Total issued	717,990	7,166,927	233,045	2,309,632
Shares redeemed	(190,416)	(1,900,796)	(22,138)	(219,427)

Net increase	527,574	$ 5,266,131	210,907	$ 2,090,205

* Commencement of operations.

			For the Period July 1, 2006
Class C Shares			to August 25, 2006*

Shares sold			62,189	$ 613,069
Shares issued to shareholders in reinvestment of dividends			18,853	185,978

Total issued			81,042	799,047

Shares redeemed			(448,474)	(4,421,307)
Shares redeemed resulting from conversion to Investor A1			(6,122,405)	(60,465,669)

Total redeemed			(6,570,879)	(64,886,976)

Net decrease			(6,489,837)	$ (64,087,929)

* On August 25, 2006, Class C was converted to Class A (Investor A1).

BlackRock Municipal Insured Fund

			Year Ended
Institutional Shares			June 30, 2007

Shares sold	1,777,861	$ 13,543,665	1,615,547	$ 12,595,757
Shares issued to shareholders in reinvestment of dividends
and distributions	1,623,461	12,287,529	1,793,351	14,025,199

Total issued	3,401,322	25,831,194	3,408,898	26,620,956
Shares redeemed	(8,693,490)	(66,023,825)	(7,836,614)	(61,267,411)

Net decrease	(5,292,168)	$ (40,192,631)	(4,427,716)	$ (34,646,455)

Investor A Shares

Shares sold and automatic conversion of shares	2,991,401	$ 22,777,021	2,710,670	$ 21,170,114
Shares issued to shareholders in reinvestment of dividends
and distributions	499,420	3,777,445	511,923	4,001,861

Total issued	3,490,821	26,554,466	3,222,593	25,171,975
Shares redeemed	(3,145,331)	(23,994,753)	(3,167,212)	(24,734,287)

Net increase	345,490	$ 2,559,713	55,381	$ 437,688

68 BLACKROCK MUNICIPAL BOND FUND, INC.

JUNE 30, 2008

Notes to Financial Statements (continued)

	Year Ended		Year Ended
	June 30, 2008		June 30, 2007

	Shares	Amount	Shares	Amount

BlackRock Municipal Insured Fund

Investor B Shares

Shares sold	192,937	$ 1,476,246	70,027	$ 547,519
Shares issued to shareholders in reinvestment of dividends
and distributions	89,770	679,437	127,963	1,000,612

Total issued	282,707	2,155,683	197,990	1,548,131
Shares redeemed and automatic conversion of shares	(1,710,506)	(13,019,421)	(2,915,911)	(22,747,070)

Net decrease	(1,427,799)	$ (10,863,738)	(2,717,921)	$ (21,198,939)

			Period October 2, 2006*
Investor C Shares			to June 30, 2007

Shares sold	1,416,686	$ 10,764,923	595,100	$ 4,659,402
Shares issued to shareholders in reinvestment of dividends
and distributions	25,281	190,501	4,158	32,362

Total issued	1,441,967	10,955,424	599,258	4,691,764
Shares redeemed	(190,707)	(1,443,003)	(7,785)	(61,282)

Net increase	1,251,260	$ 9,512,421	591,473	$ 4,630,482

* Commencement of operations.

Investor C1 Shares			Year Ended June 30, 2007

Shares sold	259	$ 1,870	252,508	$ 1,971,349
Shares issued to shareholders in reinvestment of dividends
and distributions	124,398	941,214	150,681	1,178,188

Total issued	124,657	943,084	403,189	3,149,537
Shares redeemed	(1,078,193)	(8,190,073)	(1,641,491)	(12,817,290)

Net decrease	(953,536)	$ (7,246,989)	(1,238,302)	$ (9,667,753)

BlackRock National Municipal Fund

Institutional Shares

Shares sold	16,005,655	$163,209,896	13,585,783	$ 142,980,852
Shares issued to shareholders in reinvestment of dividends	3,009,671	30,615,058	2,842,429	29,937,810

Total issued	19,015,326	193,824,954	16,428,212	172,918,662
Shares redeemed	(14,764,890)	(150,139,405)	(8,439,693)	(88,795,553)

Net increase	4,250,436	$ 43,685,549	7,988,519	$ 84,123,109

Investor A Shares

Shares sold and automatic conversion of shares	18,700,872	$190,592,280	10,447,588	$ 109,935,783
Shares issued to shareholders in reinvestment of dividends	919,230	9,340,480	716,831	7,552,056

Total issued	19,620,102	199,932,760	11,164,419	117,487,839
Shares redeemed	(5,822,235)	(59,464,427)	(4,936,616)	(51,956,483)

Net increase	13,797,867	$140,468,333	6,227,803	$ 65,531,356

Investor B Shares

Shares sold	235,464	$ 2,398,074	638,307	$ 6,734,106
Shares issued to shareholders in reinvestment of dividends	146,494	1,491,864	200,896	2,114,751

Total issued	381,958	3,889,938	839,203	8,848,857
Shares redeemed and automatic conversion of shares	(3,112,742)	(31,809,975)	(4,041,389)	(42,518,597)

Net decrease	(2,730,784)	$ (27,920,037)	(3,202,186)	$ (33,669,740)

BLACKROCK MUNICIPAL BOND FUND, INC.

JUNE 30, 2008

69

Notes to Financial Statements (concluded)

	Year Ended		Period October 2, 2006*
	June 30, 2008		to June 30, 2007

	Shares	Amount	Shares	Amount

BlackRock National Municipal Fund

Investor C Shares

Shares sold	7,587,682	$ 77,320,500	4,176,661	$ 44,069,366
Shares issued to shareholders in reinvestment of dividends	175,685	1,781,872	35,768	375,990

Total issued	7,763,367	79,102,372	4,212,429	44,445,356
Shares redeemed	(1,379,487)	(14,088,908)	(202,337)	(2,132,581)

Net increase	6,383,880	$ 65,013,464	4,010,092	$ 42,312,775

* Commencement of operations.

Investor C1 Shares			Year Ended June 30, 2007

Shares sold	35,604	$ 365,498	2,120,136	$ 22,245,747
Shares issued to shareholders in reinvestment of dividends	321,359	3,272,418	371,250	3,911,253

Total issued	356,963	3,637,916	2,491,386	26,157,000
Shares redeemed	(2,368,864)	(24,204,318)	(2,408,164)	(25,349,593)

Net increase (decrease)	(2,011,901)	$ (20,566,402)	83,222	$ 807,407

BlackRock High Yield Municipal Fund

			Period August 1, 2006*
Institutional Shares			to June 30, 2007

Shares sold	5,299,302	$ 48,686,114	6,785,278	$ 68,322,908
Shares issued to shareholders in reinvestment of dividends
and distributions	4,317	39,399	2,198	22,293

Total issued	5,303,619	48,725,513	6,787,476	68,345,201
Shares redeemed	(3,372,274)	(30,775,895)	(518,933)	(5,228,829)

Net increase	1,931,345	$ 17,949,618	6,268,543	$ 63,116,372

Investor A Shares

Shares sold	388,902	$ 3,588,193	691,133	$ 6,961,080
Shares issued to shareholders in reinvestment of dividends
and distributions	20,824	190,141	3,655	36,897

Total issued	409,726	3,778,334	694,788	6,997,977
Shares redeemed	(250,883)	(2,323,475)	(102,603)	(1,035,823)

Net increase	158,843	$ 1,454,859	592,185	$ 5,962,154

Investor C Shares

Shares sold	249,094	$ 2,283,008	456,486	$ 4,621,438
Shares issued to shareholders in reinvestment of dividends
and distributions	11,628	105,769	5,243	53,125

Total issued	260,722	2,388,777	461,729	4,674,563
Shares redeemed	(178,727)	(1,679,281)	(22,433)	(226,216)

Net increase	81,995	$ 709,496	439,296	$ 4,448,347

* Commencement of operations.

70 BLACKROCK MUNICIPAL BOND FUND, INC.

JUNE 30, 2008

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of BlackRock
Municipal Bond Fund, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of BlackRock Short-Term
Municipal Bond Fund, BlackRock Municipal Insured Fund and BlackRock
National Municipal Fund, three of the portfolios constituting BlackRock
Municipal Bond Fund, Inc. (the “Bond Fund”), as of June 30, 2008, and
the related statements of operations for the year then ended, the state-
ments of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. We have also audited the accompanying statement of assets and liabilities, including the schedule of investments, of
BlackRock High Yield Municipal Fund, one of the portfolios constituting the Bond Fund, as of June 30, 2008, and the related statements of operations and changes in net assets and financial highlights for the year ended June 30, 2008 and the period August 1, 2006 through
June 30, 2007. These financial statements and financial highlights are the responsibility of the Bond Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assur-
ance about whether the financial statements and financial highlights are free of material misstatement. The Bond Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of express-

ing an opinion on the effectiveness of the Bond Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by manage-
ment, as well as evaluating the overall financial statement presentation.
Our procedures included confirmation of securities owned as of June 30,
2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures.
We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above represent fairly, in all material respects, the respective financial positions of BlackRock Short-Term Municipal Bond Fund, BlackRock
Municipal Insured Fund, and BlackRock National Municipal Fund, each a portfolio of BlackRock Municipal Bond Fund, Inc. as of June 30, 2008,
the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for five years in the period then ended, and the financial position of BlackRock High Yield Municipal Fund, one of the portfolios constituting BlackRock Municipal Bond Fund, Inc., as of June
30, 2008, the results of its operations, the changes in its net assets and the financial highlights for the year ended June 30, 2008 and the period
August 1, 2006 through June 30, 2007 in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP Princeton, New Jersey August 25, 2008

Important Tax Information (Unaudited)

All of the net investment income distributions paid monthly by
BlackRock Short-Term Municipal Fund, BlackRock Municipal Insured
Fund, BlackRock National Municipal Fund and BlackRock High Yield
Municipal Fund of BlackRock Municipal Bond Fund, Inc. during the tax-
able year ended June 30, 2008 qualify as tax-exempt interest dividends for federal income tax purposes.

Additionally, BlackRock Municipal Insured Fund distributed long-term capital gains of $0.013918 per share to shareholders of record on
December 19, 2007. BlackRock High Yield Municipal Fund paid

an ordinary income distribution of $0.016919 and a long-term capital gain distribution of $0.002797 per share to shareholders of record on
December 19, 2007. All of the ordinary income distribution was classi-
fied as a short-term capital gain dividend eligible for exemption from
U.S. withholding tax for nonresident aliens and foreign corporations.

BLACKROCK MUNICIPAL BOND FUND, INC.

JUNE 30, 2008

71

Disclosure of Investment Advisory Agreement and Subadvisory Agreement

The Board of Directors (the “Board,” the members of which are referred to as “Directors”) of BlackRock High Yield Municipal Fund (“High Yield
Fund”), BlackRock Municipal Insured Fund (“Insured Fund”), BlackRock
National Municipal Fund (“National Fund”) and BlackRock Short-Term
Municipal Fund (“Short-Term Fund”) (collectively, the “Funds”) of
BlackRock Municipal Bond Fund, Inc. (the “Corporation”) met in April
and June 2008 to consider the approval of the Funds’ investment advisory agreement (the “Advisory Agreement”) with BlackRock Advisors,
LLC (the “Adviser”), each Fund’s investment adviser. The Board also considered the approval of each Fund’s subadvisory agreement (the
“Subadvisory Agreement”) between the Adviser and BlackRock
Investment Management, LLC (the “Subadviser”). The Adviser and the
Subadviser are referred to herein as “BlackRock.” For simplicity, the
Funds and the Corporation are referred to herein as the “Fund.” The
Advisory Agreement and the Subadvisory Agreement are referred to herein as the “Agreements.”

Activities and Composition of the Board

The Board of the Fund consists of fifteen individuals, twelve of whom are not “interested persons” of the Fund as defined in the Investment
Company Act of 1940, as amended (the “1940 Act”) (the “Independ-
ent Directors”). The Directors are responsible for the oversight of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent
Directors have retained independent legal counsel to assist them in con-
nection with their duties. The Chairman of the Board is an Independent
Director. The Board established four standing committees: an Audit
Committee, a Governance and Nominating Committee, a Compliance
Committee and a Performance Oversight Committee, each of which is composed of, and chaired by Independent Directors.

The Agreements

Upon the consummation of the combination of BlackRock’s investment management business with Merrill Lynch & Co., Inc.’s investment man-
agement business, including Merrill Lynch Investment Managers, L. ., and certain affiliates (the “Transaction”), the Fund entered into the Advisory
Agreement with an initial two-year term and the Adviser entered into the
Subadvisory Agreement with the Subadviser with an initial two-year term.
Consistent with the 1940 Act, prior to the expiration of the Agreements’
respective initial two-year term, the Board is required to consider the continuation of the Fund’s Agreements on an annual basis. In connec-
tion with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the Fund by the personnel of BlackRock and its affiliates, including investment manage-
ment, administrative services, shareholder services, oversight of fund accounting and custody, marketing services and assistance in meeting legal and regulatory requirements. The Board also received and assessed information regarding the services provided to the Fund by certain unaffiliated service providers.

Throughout the year, the Board, acting directly and through its commit-
tees, considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Fund’s Agreements, including the services and support provided to the Fund and its shareholders.
Among the matters the Board considered were: (a) investment perform-
ance for one, three and five years, as applicable, against peer funds, as well as senior management and portfolio managers’ analysis of the reasons for underperformance, if applicable; (b) fees, including advisory, administration, if applicable, and other fees paid to BlackRock and its affiliates by the Fund, such as transfer agency fees and fees for market-
ing and distribution; (c) Fund operating expenses; (d) the resources devoted to and compliance reports relating to the Fund’s investment objectives, policies and restrictions, (e) the Fund’s compliance with its
Code of Ethics and compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by
BlackRock and its affiliates; (g) BlackRock’s and other service providers’
internal controls; (h) BlackRock’s implementation of the proxy voting guidelines approved by the Board; (i) execution quality; (j) valuation and liquidity procedures; and (k) periodic overview of BlackRock’s business, including BlackRock’s response to the increasing scale of its business.

Board Considerations in Approving the Agreements

The Approval Process: At an in-person meeting held on April 10, 2008, the Board reviewed materials relating to its consideration of the Agree-
ments. At an in-person meeting held on June 5 – 6, 2008, the Fund’s
Board, including the Independent Directors, unanimously approved the continuation of the Advisory Agreement between the Adviser and the
Fund for a one-year term ending June 30, 2009 and the Subadvisory
Agreement between the Adviser and the Subadviser for a one-year term ending June 30, 2009. In considering the approval of the Agreements, the Board received and discussed various materials provided to it in advance of the April 10, 2008 meeting. As a result of the discussions that occurred during the April 10, 2008 meeting, the Board requested and BlackRock provided additional information, as detailed below, in advance of the June 5 – 6, 2008 Board meeting. The Board consid-
ered all factors it believed relevant with respect to the Fund, including, among other factors: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund and BlackRock portfolio management; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and certain affiliates from the relationship with the Fund; (d) economies of scale;
and (e) other factors.

72 BLACKROCK MUNICIPAL BOND FUND, INC.

JUNE 30, 2008

Disclosure of Investment Advisory Agreement and Subadvisory Agreement (continued)

Prior to the April 10, 2008 meeting, the Board requested and received materials specifically relating to the Agreements. The Board is engaged in an ongoing process with BlackRock to continuously review the nature and scope of the information provided to better assist its deliberations.
These materials included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on Fund fees and expenses, and the investment performance of the Fund as compared with a peer group of funds as determined by Lipper (“Peers”); (b) information on the prof-
itability of the Agreements to BlackRock and certain affiliates, including their other relationships with the Fund, and a discussion of fall-out bene-
fits; (c) a general analysis provided by BlackRock concerning investment advisory fees charged to other clients, such as institutional and closed-
end funds, under similar investment mandates, as well as the perform-
ance of such other clients; (d) a report on economies of scale; (e) sales and redemption data regarding the Fund’s shares; and (f) an internal comparison of management fees classified by Lipper, if applicable. At the April 10, 2008 meeting, the Board requested and subsequently received from BlackRock (i) a comprehensive analysis of total expenses on a fund-by-fund basis; (ii) further analysis of investment performance;
(iii) further data regarding Fund profitability, Fund size and Fund fee levels;
and (iv) additional information on sales and redemptions.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Fund shares, services related to the valua-
tion and pricing of Fund portfolio holdings and direct and indirect benefits to BlackRock and its affiliates from their relationship with the
Fund. The Board did not identify any particular information as controlling, and each Director may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services: The Board, including the
Independent Directors, reviewed the nature, extent and quality of servic-
es provided by BlackRock, including the investment advisory services and the resulting performance of the Fund. Throughout the year, the
Board compared Fund performance — both including and excluding the effects of the Fund’s fees and expenses — to the performance of a comparable group of mutual funds as classified by Lipper and the per-
formance of at least one relevant index or combination of indices. The
Board met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The
Board also reviewed the materials provided by the Fund’s portfolio man-
agement team discussing Fund performance and the Fund’s investment objectives, strategies and outlook.

The Board considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and the Fund’s portfolio management team, BlackRock’s portfolio trading capabilities,
BlackRock’s use of technology, BlackRock’s commitment to compliance and BlackRock’s approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also reviewed BlackRock’s compensation structure with respect to the
Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the
Fund. BlackRock and its affiliates provide the Fund with certain adminis-
trative, transfer agency, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund.
In addition to investment advisory services, BlackRock and its affiliates provide the Fund with other services, including (i) preparing disclosure documents, such as the prospectus, the statement of additional infor-
mation and shareholder reports; (ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support;
and (vi) performing other administrative functions necessary for the operation of the Fund, such as tax reporting and fulfilling regulatory filing requirements. The Board reviewed the structure and duties of
BlackRock’s fund administration, accounting, legal and compliance departments.

B. The Investment Performance of the Fund and BlackRock: The Board,
including the Independent Directors, also reviewed and considered the performance history of the Fund. In preparation for the April 10, 2008 meeting, the Board was provided with reports, independently prepared by Lipper, which included a comprehensive analysis of the Fund’s per-
formance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper’s rankings. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to a representative group of similar funds as determined by Lipper and to all funds in the Fund’s applicable Lipper category. The Board was provided with a description of the methodology used by Lipper to select peer funds. The Board regu-
larly reviews the performance of the Fund throughout the year. The Board attaches more importance to performance over relatively long periods of time, typically three to five years.

BLACKROCK MUNICIPAL BOND FUND, INC.

JUNE 30, 2008

73

Disclosure of Investment Advisory Agreement and Subadvisory Agreement (continued)

The Board considered BlackRock’s planned changes in the organization of its fixed-income management.

Each of the National Fund and the Insured Fund ranked in the third, first and first quartiles on a net basis against its Lipper peer universe for the one, three and five-year periods ended December 31, 2007. The Board noted that the Funds’ investment performance for the one-year period was disappointing, but that longer-term performance met the Board’s expectations. The Board typically gives greater weight to longer-term results. The Board discussed the Fund’s management process and resources with BlackRock’s senior management and will continue to monitor the Fund’s performance. There was a discussion of the negative impact on performance of investment decisions in respect of duration, specific sectors and securities. The Short-Term Fund ranked in the sec-
ond, third and third quartiles on a net basis against its Lipper peer uni-
verse for the one, three and five-year periods ended December 31,
2007. In considering the Advisory Agreement, the Board expressed con-
cern with Short-Term Fund’s three- and five-year performance, but noted
that the three-year results were only one basis point below median and that more recent investment results have been encouraging. There was a discussion of the negative impact on performance of investment decisions in respect of duration, yield curve positioning and cash posi-
tion. The BlackRock High Yield Municipal Fund had only one full year of performance data for the period ending December 31, 2007, but was in the fourth quartile on a net basis against its Lipper peer universe for the period. The Board expressed disappointment with the Fund’s fourth quartile performance. The Board discussed the processes and resources devoted to the management of the Fund with BlackRock’s senior man-
agement and will continue to monitor the Fund’s performance. There was a discussion of the market conditions that resulted in the Fund’s poor performance.

C. Consideration of the Advisory Fees and the Cost of the Services
and Profits to be Realized by BlackRock and its Affiliates from the
Relationship with the Fund: The Board, including the Independent
Directors, reviewed the Fund’s contractual advisory fee rates compared with the other funds in its Lipper category. It also compared the Fund’s total expenses to those of other comparable funds. The Board consid-
ered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

The Board received and reviewed statements relating to BlackRock’s financial condition and profitability with respect to the services it provided the Fund. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock and certain affiliates that provide services to the Fund.
The Board reviewed BlackRock’s profitability with respect to the

Fund and each fund the Board currently oversees for the year ended
December 31, 2007 compared to aggregated profitability data provided for the year ended December 31, 2005.

In addition, the Board considered the cost of the services provided to the Fund by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Fund and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the manage-
ment of the Fund and concluded that there was a reasonable basis for the allocation. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality invest-
ment management personnel to perform its obligations under the
Agreements and to continue to provide the high quality of services that are expected by the Board.

The Board also took into account that the Funds have an advisory fee arrangement that includes breakpoints that adjust the fee rate down-
ward as the size of each Fund increases, thereby allowing shareholders the potential to participate in economies of scale.

The Board concluded that each Fund’s advisory fee structure was reasonable and that it would continue to review fees in connection with future renewals of the Agreements, including whether the implemen-
tation of additional breakpoints would be appropriate in the future due to an increase in asset size or otherwise. The Board further noted that
BlackRock has agreed to voluntarily cap the total annual operating expenses of one or more share classes of each of Short-Term Fund and High Yield Fund, at certain levels. The Board observed that those expense caps benefited shareholders by keeping total fees down even in the absence of breakpoints.

D. Economies of Scale: The Board, including the Independent Directors, considered the extent to which economies of scale might be realized as the assets of the Fund increase and whether there should be changes in the advisory fee rate or structure in order to enable the Fund to participate in these economies of scale. The Board, including the
Independent Directors, considered whether the shareholders would benefit from economies of scale and whether there was potential for future realization of economies with respect to the Fund. The Board considered that the funds in the BlackRock fund complex share common resources and, as a result, an increase in the overall size of the complex could permit each fund to incur lower expenses than it would otherwise as stand-alone entities. The Board also considered the anticipated efficiencies in the processes of BlackRock’s overall operations as it continues to add personnel and commit capital to expand the scale of operations. The Board found, based on its review of comparable funds, that the Fund’s management fee is appropriate in light of the scale of the Fund.

74 BLACKROCK MUNICIPAL BOND FUND, INC.

JUNE 30, 2008

Disclosure of Investment Advisory Agreement and Subadvisory Agreement (concluded)

E. Other Factors: The Board also took into account other ancillary or
“fall-out” benefits that BlackRock may derive from its relationship with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals that manage other portfolios, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, transfer agency and distribution services. The Board also noted that BlackRock may use third party research obtained by soft dollars generated by certain mutual fund transactions to assist itself in managing all or a number of its other client accounts.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and trade execution practices throughout the year.

Conclusion

The Board approved the continuation of the Advisory Agreement between the Adviser and the Fund for a one-year term ending June 30, 2009 and the Subadvisory Agreement between the Adviser and the Subadviser for a one-year term ending June 30, 2009. Based upon their evaluation of all these factors in their totality, the Board, including the Independent
Directors, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and the Fund’s share-
holders. In arriving at a decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together. The Independent
Directors were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the
Fund reflect the result of several years of review by the Directors and predecessor Directors, and discussions between the Directors (and pred-
ecessor Directors) and BlackRock. Certain aspects of the arrangements may be the subject of more attention in some years than in others, and the Directors’ conclusions may be based in part on their consideration of these arrangements in prior years.

BLACKROCK MUNICIPAL BOND FUND, INC.

JUNE 30, 2008

75

Officers and Directors

Number of
BlackRock-
	Position(s)	Length of		Advised Funds
Name, Address	Held with	Time Served		and Portfolios	Public
and Year of Birth	Fund	as a Director[2]	Principal Occupation(s) During Past 5 Years	Overseen	Directorships

Non-Interested Directors[1]

Robert M. Hernandez	Chairman of the	Since	Formerly Director, Vice Chairman and Chief Financial Officer of USX	37 Funds	ACE Limited
40 East 52nd Street	Board, Director	2007	Corporation (energy and steel business) from 1991 to 2001.	104 Portfolios	(insurance company);
New York, NY 10022	and Member				Eastman Chemical
1944	of the Audit				Company (chemical);
	Committee				RTI International
Metals, Inc. (metals);
TYCO Electronics
(electronics)

Fred G. Weiss	Vice Chairman	Since	Managing Director, FGW Associates (consulting and investment	37 Funds	Watson
40 East 52nd Street	of the Board,	2007	company) since 1997; Director, Michael J. Fox Foundation for	104 Portfolios	Pharmaceutical Inc.
New York, NY 10022	Chairman of the		Parkinson’s Research since 2000; Formerly Director of BTG
1941	Audit Committee		International Plc (a global technology commercialization company)
	and Director		from 2001 to 2007.

James H. Bodurtha	Director	Since	Director, The China Business Group, Inc. (consulting firm) since 1996	37 Funds	None
40 East 52nd Street		2007	and formerly Executive Vice President thereof from 1996 to 2003;	104 Portfolios
New York, NY 10022			Chairman of the Board, Berkshire Holding Corporation since 1980.
1944

Bruce R. Bond	Director	Since	Formerly Trustee and Member of the Governance Committee, State	37 Funds	None
40 East 52nd Street		2007	Street Research Mutual Funds from 1997 to 2005; Formerly Board	104 Portfolios
New York, NY 10022			Member of Governance, Audit and Finance Committee, Avaya Inc.
1946			(computer equipment) from 2003 to 2007.

Donald W. Burton	Director	Since	Managing General Partner, The Burton Partnership, LP (an investment	37 Funds	Knology, Inc. (tele-
40 East 52nd Street		2007	partnership) since 1979; Managing General Partner, The South Atlantic	104 Portfolios	communications);
New York, NY 10022			Venture Funds since 1983; Member of the Investment Advisory Council		Capital Southwest
1944			of the Florida State Board of Administration from 2001 to 2007.		(financial)

Honorable	Director	Since	Partner and Head of International Practice, Covington and Burling	37 Funds	UPS Corporation
Stuart E. Eizenstat		2007	(law firm) since 2001; International Advisory Board Member, The Coca	104 Portfolios	(delivery service)
40 East 52nd Street			Cola Company since 2002; Advisory Board Member BT Americas
New York, NY 10022			(telecommunications) since 2004; Member of the Board of Directors,
1943			Chicago Climate Exchange (environmental) since 2006; Member of the
International Advisory Board GML (energy) since 2003.

Kenneth A. Froot	Director	Since	Professor, Harvard University since 1992.	37 Funds	None
40 East 52nd Street		2007		104 Portfolios
New York, NY 10022
1957

John F. O’Brien	Director	Since	Trustee, Woods Hole Oceanographic Institute since 2003; Formerly	37 Funds	Cabot Corporation
40 East 52nd Street		2007	Director, Allmerica Financial Corporation from 1995 to 2003; Formerly	104 Portfolios	(chemicals); LKQ
New York, NY 10022			Director, ABIOMED from 1989 to 2006; Formerly Director, Ameresco,		Corporation (auto
1943			Inc. (energy solutions company) from 2006 to 2007.		parts manufacturing);
TJX Companies, Inc.
(retailer)

Roberta Cooper Ramo	Director	Since	Shareholder, Modrall, Sperling, Roehl, Harris & Sisk, .A. (law firm)	37 Funds	None
40 East 52nd Street		2007	since 1993; Chairman of the Board, Cooper’s Inc., (retail) since 2000;	104 Portfolios
New York, NY 10022			Director of ECMC Group (service provider to students, schools and
1942			lenders) since 2001; President Elect, The American Law Institute,
(non-profit), 2007; Formerly President, American Bar Association from
1995 to 1996.

76 BLACKROCK MUNICIPAL BOND FUND, INC.

JUNE 30, 2008

Officers and Directors (continued)

Number of
BlackRock-
	Position(s)	Length of		Advised Funds
Name, Address	Held with	Time Served		and Portfolios	Public
and Year of Birth	Fund	as a Director[2]	Principal Occupation(s) During Past 5 Years	Overseen	Directorships

Non-Interested Directors[1] (concluded)

Jean Margo Reid	Director	Since	Self-employed consultant since 2001; Director and Secretary, SCB,	37 Funds	None
40 East 52nd Street		2004	Inc. (holding company) since 1998; Director and Secretary, SCB	104 Portfolios
New York, NY 10022			Partners, Inc. (holding company) since 2000; Director, Covenant
1945			House (non-profit) from 2001 to 2004.

David H. Walsh	Director	Since	Director, National Museum of Wildlife Art since 2007; Director,	37 Funds	None
40 East 52nd Street		2007	Ruckleshaus Institute and Haub School of Natural Resources at the	104 Portfolios
New York, NY 10022			University of Wyoming since 2006; Director, The American Museum
1941			of Fly Fishing since 1997; Formerly Consultant with Putnam Investments from 1993 to 2003; Formerly Director, The National Audubon Society
from 1998 to 2005.

Richard R. West	Director	Since	Dean Emeritus, New York University’s Leonard N. Stern School of	37 Funds	Bowne & Co., Inc.
40 East 52nd Street	and Member	1981	Business Administration since 1995.	104 Portfolios	(financial printers);
New York, NY 10022	of the Audit				Vornado Realty Trust
1938	Committee				(real estate
company);
Alexander’s Inc.
(real estate
company)

1 Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

2 Following the combination of Merrill Lynch Investment Managers, L. P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock Fund boards were realigned and consolidated into three new Fund boards in 2007. As a result, although the chart shows certain directors as joining the Fund’s board in 2007, each director first became a member of the board of directors of other legacy MLIM or legacy BlackRock Funds as follows: James H. Bodurtha since 1995; Bruce R. Bond since 2005; Donald W. Burton since 2002; Stuart E.

Eizenstat since 2001; Kenneth A. Froot since 2005; Robert M. Hernandez since 1996; John F. O’Brien since 2004; Roberta Cooper Ramo since 2000; Jean Margo Reid since 2004; David H. Walsh since 2003; Fred G. Weiss since 1998; and Richard R. West since 1978.

BLACKROCK MUNICIPAL BOND FUND, INC.

JUNE 30, 2008

77

Officers and Directors (continued)

Number of
BlackRock-
	Position(s)	Length of		Advised Funds
Name, Address	Held with	Time Served		and Portfolios	Public
and Year of Birth	Fund	as a Director[2]	Principal Occupation(s) During Past 5 Years	Overseen	Directorships

Interested Directors[1]

Richard S. Davis	Director	Since	Managing Director, BlackRock, Inc. since 2005; Formerly Chief	185 Funds	None
40 East 52nd Street		2007	Executive Officer, State Street Research & Management Company	295 Portfolios
New York, NY 10022			from 2000 to 2005; Formerly Chairman of the Board of Trustees,
1945			State Street Research Mutual Funds from 2000 to 2005; Formerly
Chairman, SSR Realty from 2000 to 2004.

Laurence D. Fink	Director	Since	Chairman and Chief Executive Officer of BlackRock, Inc. since its	37 Funds	None
40 East 52nd Street		2007	formation in 1998 and of BlackRock, Inc.’s predecessor entities since	104 Portfolios
New York, NY 10022			1988 and Chairman of the Executive and Management Committees;
1952			Formerly Managing Director, The First Boston Corporation, Member of
its Management Committee, Co-head of its Taxable Fixed Income
Division and Head of its Mortgage and Real Estate Products Group;
Chairman of the Board of several of BlackRock’s alternative investment vehicles; Director of several of BlackRock’s offshore funds; Member of the Board of Trustees of New York University, Chair of the Financial Affairs
Committee and a member of the Executive Committee, the Ad Hoc
Committee on Board Governance, and the Committee on Trustees; Co-
Chairman of the NYU Hospitals Center Board of Trustees, Chairman of
the Development/Trustee Stewardship Committee and Chairman of the
Finance Committee; Trustee, The Boys’ Club of New York.

Henry Gabbay	Director	Since	Consultant, BlackRock, Inc. since 2007; Formerly Managing Director,	184 Funds	None
40 East 52nd Street		2007	BlackRock, Inc. from 1989 to 2007; Formerly Chief Administrative	294 Portfolios
New York, NY 10022			Officer, BlackRock Advisors, LLC from 1998 to 2007; Formerly President
1947			of BlackRock Funds and BlackRock Bond Allocation Target Shares from
2005 to 2007 and Treasurer of certain closed-end funds in the
BlackRock fund complex from 1989 to 2006.

1 Messrs. Davis, Fink and Gabbay are all “interested persons,” as defined in the Investment Company Act of 1940, of the Fund based on their positions with BlackRock, Inc. and its affiliates. Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

78 BLACKROCK MUNICIPAL BOND FUND, INC.

JUNE 30, 2008

Officers and Directors (concluded)

Position(s)
Name, Address	Held with	Length of
and Year of Birth	Fund	Time Served	Principal Occupation(s) During Past 5 Years

Fund Officers[1]

Donald C. Burke	Fund	Since	Managing Director of BlackRock, Inc. since 2006; Formerly Managing Director of Merrill Lynch Investment
40 East 52nd Street	President	2007	Managers, L.P. (“MLIM”) and Fund Asset Management, L .P.(“FAM”) in 2006; First Vice President thereof from
New York, NY 10022	and Chief		1997 to 2005; Treasurer thereof from 1999 to 2006 and Vice President thereof from 1990 to 1997.
1960	Executive
Officer

Anne F. Ackerley	Vice	Since	Managing Director of BlackRock, Inc. since 2000; Chief Operating Officer of BlackRock’s U.S. Retail Group since
40 East 52nd Street	President	2007	2006; Head of BlackRock’s Mutual Fund Group from 2000 to 2006; Merrill Lynch & Co., Inc. from 1984 to 1986
New York, NY 10022			and from 1988 to 2000, most recently as First Vice President and Operating Officer of the Mergers and
1962			Acquisitions Group.

Neal J. Andrews	Chief	Since	Managing Director of BlackRock, Inc. since 2006; Formerly Senior Vice President and Line of Business Head of
40 East 52nd Street	Financial	2007	Fund Accounting and Administration at PFPC Inc. from 1992 to 2006.
New York, NY 10022	Officer
1966

Jay M. Fife	Treasurer	Since	Managing Director of BlackRock, Inc. since 2007 and Director in 2006; Formerly Assistant Treasurer of the
40 East 52nd Street		2007	MLIM/FAM advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.
New York, NY 10022
1970

Brian . Kindelan	Chief	Since	Chief Compliance Officer of the BlackRock-advised Funds since 2007; Anti-Money Laundering Officer of the
40 East 52nd Street	Compliance	2007	BlackRock-advised Funds since 2007; Managing Director and Senior Counsel of BlackRock, Inc. since 2005;
New York, NY 10022	Officer		Director and Senior Counsel of BlackRock Advisors, Inc. from 2001 to 2004 and Vice President and Senior
1959			Counsel thereof from 1998 to 2000; Formerly Senior Counsel of The PNC Bank Corp. from 1995 to 1998.

Howard Surloff	Secretary	Since	Managing Director of BlackRock, Inc. and General Counsel of U.S. Funds at BlackRock, Inc. since 2006; Formerly
40 East 52nd Street		2007	General Counsel (U.S.) of Goldman Sachs Asset Management, LP from 1993 to 2006.
New York, NY 10022
1965

[1] Officers of the Fund serve at the pleasure of the Board of Directors.

Further information about the Fund’s Officers and Directors is available in the Fund’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.

Custodian		Transfer Agent	Accounting Agent	Independent Registered Public	Legal Counsel
The Bank of New York Mellon		PNC Global Investment	State Street Bank and	Accounting Firm	Willkie Farr &
New York, NY 10286		Servicing (U.S.) Inc.	Trust Company	Deloitte & Touche LLP	Gallagher LLP
		Wilmington, DE 19809	Princeton, NJ 08540	Princeton, NJ 08540	New York, NY 10019

BLACKROCK MUNICIPAL BOND FUND, INC.

JUNE 30, 2008

79

Additional Information

Swap Agreements

BlackRock Municipal Insured Fund, BlackRock National Municipal Fund
and BlackRock High Yield Municipal Fund of BlackRock Municipal Bond
Fund, Inc. may invest in swap agreements, which are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified bond, basket of bonds or index in return for periodic payments based on a fixed or variable inter-
est rate or the change in market value of a different bond, basket of bonds or index. Swap agreements may be used to obtain exposure to a bond or market without owning or taking physical custody of securities.
Swap agreements involve the risk that the party with whom each Fund has entered into a swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement. The Swap agreements in which the
Funds may invest includes credit default swap agreements.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following infor-
mation is provided to help you understand what personal information
BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on appli-
cations, forms or other documents; (ii) information about your trans-
actions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-
public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including proce-
dures relating to the proper storage and disposal of such information.

80 BLACKROCK MUNICIPAL BOND FUND, INC.

JUNE 30, 2008

Additional Information (concluded)

Availability of Additional Information

Electronic copies of most financial reports and prospectuses are available on the Funds’ website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Funds’ electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or
Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1) Access the BlackRock website at
http://www.blackrock.com/edelivery

2) Click on the applicable link and follow the steps to sign up

3) Log into your account

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available
(1) without charge, upon request, by calling toll-free (800) 441-7762;
(2) at www.blackrock.com; and (3) on the SEC website at
http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds vote proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at
www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s
Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference
Room may be obtained by calling (800) SEC-0330. The Fund’s Forms
N-Q may also be obtained upon request and without charge by calling
(800) 441-7762.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST to get infor-
mation about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional,
Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BLACKROCK MUNICIPAL BOND FUND, INC. JUNE 30, 2008 81

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Global Resources Portfolio	BlackRock Global Opportunities Portfolio	BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Asset Allocation Portfolio†	BlackRock Global Resources Portfolio	BlackRock Mid-Cap Value Equity Portfolio
BlackRock Aurora Portfolio	BlackRock Global Science & Technology	BlackRock Mid Cap Value Opportunities Fund
BlackRock Balanced Capital Fund†	Opportunities Portfolio	BlackRock Natural Resources Trust
BlackRock Basic Value Fund	BlackRock Global SmallCap Fund	BlackRock Pacific Fund
BlackRock Capital Appreciation Portfolio	BlackRock Health Sciences Opportunities Portfolio*	BlackRock Small Cap Core Equity Portfolio
BlackRock Equity Dividend Fund	BlackRock Healthcare Fund	BlackRock Small Cap Growth Equity Portfolio
BlackRock EuroFund	BlackRock Index Equity Portfolio*	BlackRock Small Cap Growth Fund II
BlackRock Focus Growth Fund	BlackRock International Fund	BlackRock Small Cap Index Fund
BlackRock Focus Value Fund	BlackRock International Index Fund	BlackRock Small Cap Value Equity Portfolio*
BlackRock Fundamental Growth Fund	BlackRock International Opportunities Portfolio	BlackRock Small/Mid-Cap Growth Portfolio
BlackRock Global Allocation Fund†	BlackRock International Value Fund	BlackRock S&P 500 Index Fund
BlackRock Global Dynamic Equity Fund	BlackRock Large Cap Core Fund	BlackRock Technology Fund
BlackRock Global Emerging Markets Fund	BlackRock Large Cap Growth Fund	BlackRock U.S. Opportunities Portfolio
BlackRock Global Financial Services Fund	BlackRock Large Cap Value Fund	BlackRock Utilities and Telecommunications Fund
BlackRock Global Growth Fund	BlackRock Latin America Fund	BlackRock Value Opportunities Fund

Fixed Income Funds

BlackRock Commodity Strategies Fund	BlackRock Income Builder Portfolio	BlackRock Managed Income Portfolio
BlackRock Emerging Market Debt Portfolio	BlackRock Inflation Protected Bond Portfolio	BlackRock Short-Term Bond Fund
BlackRock Enhanced Income Portfolio	BlackRock Intermediate Bond Portfolio II	BlackRock Strategic Income Portfolio
BlackRock GNMA Portfolio	BlackRock Intermediate Government	BlackRock Total Return Fund
BlackRock Government Income Portfolio	Bond Portfolio	BlackRock Total Return Portfolio II
BlackRock High Income Fund	BlackRock International Bond Portfolio	BlackRock World Income Fund
BlackRock High Yield Bond Portfolio	BlackRock Long Duration Bond Portfolio
BlackRock Income Portfolio	BlackRock Low Duration Bond Portfolio

Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio	BlackRock Intermediate Municipal Fund	BlackRock New York Municipal Bond Fund
BlackRock California Insured Municipal Bond Fund	BlackRock Kentucky Municipal Bond Portfolio	BlackRock Ohio Municipal Bond Portfolio
BlackRock Delaware Municipal Bond Portfolio	BlackRock Municipal Insured Fund	BlackRock Pennsylvania Municipal Bond Fund
BlackRock Florida Municipal Bond Fund	BlackRock National Municipal Fund	BlackRock Short-Term Municipal Fund
BlackRock High Yield Municipal Fund	BlackRock New Jersey Municipal Bond Fund

Target Risk & Target Date Funds

BlackRock Prepared Portfolios	BlackRock Lifecycle Prepared Portfolios
Conservative Prepared Portfolio	Prepared Portfolio 2010	Prepared Portfolio 2030
Moderate Prepared Portfolio	Prepared Portfolio 2015	Prepared Portfolio 2035
Growth Prepared Portfolio	Prepared Portfolio 2020	Prepared Portfolio 2040
Aggressive Growth Prepared Portfolio	Prepared Portfolio 2025	Prepared Portfolio 2045
Prepared Portfolio 2050
* See the prospectus for information on specific limitations on investments in the fund.
† Mixed asset fund.

BlackRock mutual funds are distributed by BlackRock Distributors, Inc. and certain funds are also distributed by FAM Distributors, Inc. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 882-0052 or from your financial advisor. The prospectus should be read carefully before investing.

82 BLACKROCK MUNICIPAL BOND FUND, INC.

JUNE 30, 2008

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

#10249-6/08

Item 2 – Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 – Audit Committee Financial Expert – The registrant's board of directors or trustees, as applicable (the “board of directors”) has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:
Ronald W. Forbes (term ended, effective November 1, 2007)
Robert M. Hernandez (term began, effective November 1, 2007)
Fred G. Weiss (term began, effective November 1, 2007)
Richard R. West

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 – Principal Accountant Fees and Services

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]

	Current	Previous	Current	Previous	Current	Previous	Current	Previous
	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year
Entity Name	End	End	End	End	End	End	End	End

BlackRock High
Yield Municipal	$31,200	$37,600	$0	$0	$6,100	$6,100	$1,049	$1,042
Fund

BlackRock
Municipal Insured	$33,400	$56,450	$0	$0	$6,100	$6,100	$1,049	$1,042
Fund

BlackRock National
Municipal Fund	$33,400	$56,450	$0	$0	$6,100	$6,100	$1,049	$1,042

BlackRock Short-
Term Municipal	$27,000	$27,500	$0	$0	$6,100	$6,100	$1,049	$1,042
Fund

1 The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
2 The nature of the services include tax compliance, tax advice and tax planning.
3 The nature of the services include a review of compliance procedures and attestation thereto.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:
The registrant’s audit committee (the “Committee”) has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-
approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant’s affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the
Committee without consideration on a specific case-by-case basis (“general pre-approval”).
The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operation or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 for all of the registrants the
Committee oversees. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.
Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-
approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to one or more of its members the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) Affiliates’ Aggregate Non-Audit Fees:

	Current Fiscal Year	Previous Fiscal Year
Entity Name	End	End

BlackRock High Yield
Municipal Fund	$294,649	$2,968,042

BlackRock Municipal Insured	$294,649	$2,967,000
Fund

BlackRock National Municipal
Fund	$294,649	$2,967,000

BlackRock Short-Term	$294,649	$2,983,442
Municipal Fund

(h) The registrant’s audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant’s investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Regulation S-X Rule 2-01(c)(7)(ii) – $287,500, 0%

Item 5 – Audit Committee of Listed Registrants – Not Applicable

Item 6 – Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to

Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies – Not Applicable

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and
Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 – Controls and Procedures

11(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

12(a)(1) – Code of Ethics – See Item 2

12(a)(2) – Certifications – Attached hereto

12(a)(3) – Not Applicable

12(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Bond Fund, Inc.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Municipal Bond Fund, Inc.

Date: August 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Bond Fund, Inc.

Date: August 22, 2008

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Bond Fund, Inc.

Date: August 22, 2008